File Nos. 333-129284
811-1343

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 16
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 115
HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

(Exact Name of Registrant)
Horace Mann Life Insurance Company
(Name of Depositor)
One Horace Mann Plaza, Springfield, Illinois 62715
(Address of Depositor’s Principal Executive Offices)
(217) 789-2500
(Depositor’s Telephone Number)
Donald M. Carley
One Horace Mann Plaza
Springfield, Illinois 62715
(Name and Address of Agent for Service)
Copies of Communications to:
Stephen E. Roth
Eversheds Sutherland (US) LLP
1275 Pennsylvania Avenue, NW
Washington, DC 20004-1415
It is proposed that this filing will become effective:

[ ]	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On May 1, 2017 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	On May 1, 2017 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Goal Planning Annuity (GPA) Individual Flexible Premium Variable Deferred Annuity Contract funded through Horace Mann Life Insurance Company Separate Account of Horace Mann Life Insurance Company
May 1, 2017
This prospectus describes an individual flexible premium deferred variable annuity contract issued by Horace Mann Life Insurance Company (“HMLIC”). It is issued in connection with retirement plans or arrangements, which may qualify for special tax treatment under the Internal Revenue Code of 1986 as amended (“IRC”) or as a non-qualified annuity Contract. The investment choices under the Contract are a fixed account that credits a specified guaranteed interest rate, and the HMLIC Separate Account. You can allocate Your Net Premiums and Your Contract’s cash value to the fixed account or to the HMLIC Separate Account which invests through each of its Subaccounts (sometimes referred to as variable Investment Options) in a corresponding Underlying Fund. The Underlying Funds are:
Lifecycle/Target Date Funds
Fidelity VIP Freedom 2015 SC2
Fidelity VIP Freedom 2025 SC2
Fidelity VIP Freedom 2035 SC2
Fidelity VIP Freedom 2045 SC2
Wilshire Variable Insurance Trust 2015 ETF Fund(2)
Wilshire Variable Insurance Trust 2025 ETF Fund(2)
Wilshire Variable Insurance Trust 2035 ETF Fund(2)
Asset Allocation Funds
Fidelity VIP FundsManager 20% SC2
Fidelity VIP FundsManager 50% SC2
Fidelity VIP FundsManager 60% SC2
Fidelity VIP FundsManager 70% SC2
Fidelity VIP FundsManager 85% SC2
Large Company Stock Funds
Large Value
American Funds IS Blue Chip Income and Growth Fund
Large Core
Fidelity VIP Index 500 Portfolio SC 2
JPMorgan Insurance Trust U.S. Equity Portfolio
Large Growth
American Funds IS Growth Fund
Mid-Size Company Stock Funds
Mid Value
MFS Mid Cap Value
Mid Core
Calvert VP S&P Mid Cap 400 Index
Mid Growth
Wells Fargo VT Discovery FundSM
Small Company Stock Funds
Small Value
JPMorgan Small Cap Value Fund(1)
Small Core
Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio—Service Shares
Small Growth
Lord Abbett Series Developing Growth Portfolio
International Stock Funds
Developed Markets
Fidelity VIP Overseas Portfolio SC 2
Emerging Markets
American Funds IS New World Portfolio
Real Estate
Fidelity VIP Real Estate SC 2
Bond Funds
Corporate Bond
Fidelity VIP Investment Grade Bond Portfolio SC 2
Global Bond
Templeton Global Bond VIP Fund—Class 4
High Yield Bond
BlackRock High Yield V.I. III
Balanced Funds
American Funds IS Managed Risk Asset Allocation Fund
Wilshire VIT Global Allocation Fund
Money Market
T. Rowe Price Government Money Portfolio

(1)	These Subaccounts are not available as Variable Investment Options in Non-Qualified Contracts.
(2)	On and after May 1, 2015, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:
Wilshire Variable Insurance Trust 2015 ETF Fund
Wilshire Variable Insurance Trust 2025 ETF Fund
Wilshire Variable Insurance Trust 2035 ETF Fund
Trademarks used in this document are owned by and used with the permission of the appropriate company.
We provide a premium bonus rider under versions of the Contract with a 9-year surrender charge period. This bonus feature provides for a credit equal to two percent (2%) of Net Premium We receive at Our Home Office during the first Contract Year. Electing this bonus feature may be beneficial to You only if You own the Contract a sufficient length of time. Electing this option will result in the surrender charge period being increased from 5 to 9 years in length. Electing this option will not cause the mortality and expense risk fee to increase, nor will it increase surrender charges during the Contract’s first 5 years. However, during years 6-9 of the surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus.

This prospectus sets forth the information an investor should know before purchasing or making additional premium payments to a Contract and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2017. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll-free). The table of contents of the Statement of Additional Information appears at the end of this prospectus.
The Securities and Exchange Commission maintains a website (www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that the HMLIC Separate Account files electronically with the Securities and Exchange Commission.
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THIS SECURITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
The date of this prospectus is May 1, 2017.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACT OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

Definitions

Account Value: The sum of the Fixed Account Value and the Variable Account Value.
Accumulation Unit: A unit of measurement used to determine the value of a Contract Owner’s interest in a Subaccount before Annuity Payments begin.
Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.
Annuitant: The natural person whose life determines the Annuity Payments made under a Contract.
Annuitized Value: The amount applied to purchase Annuity Payments. It is equal to the Account Value on the Annuity Date, less any applicable premium tax.
Annuity Date: The date Annuity Payments begin. The criteria for setting an Annuity Date are set forth in Your Contract, and the anticipated Annuity Date is shown on the Annuity Data pages of Your Contract.
In addition, Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 70½. See “Tax Consequences—Required Minimum Distributions.”
Annuity Payments: A series of payments beginning on the Annuity Date.
Annuity Period: The period during which Annuity Payments are made.
Annuity Unit: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.
Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.
Contract: The individual flexible premium deferred variable annuity contract this prospectus offers.
Contract Anniversary: The same day and month as the Issue Date of Your Contract for each succeeding year of Your Contract.
Contract Owner (You, Your): The individual or entity to whom the Contract is issued.
Contract Year: A period of twelve months beginning on the date a Contract is issued and each anniversary of that date.
FINRA: The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of NASD and the member regulation, enforcement and arbitration functions of the New York Stock Exchange.
Fixed Account Value: The dollar value of the fixed account under the Contract before Annuity Payments begin.
Fixed Annuity Payments: Annuity Payments that do not participate in the investment experience of any Subaccount.
HMLIC, We, Us, Our: Horace Mann Life Insurance Company.
Home Office: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715-0001.
Issue Date: The date when Your Contract becomes effective.
Investment Options: The fixed account and the Underlying Funds in which the Subaccounts invest.
Net Premium: Each premium payment paid to HMLIC under the Contract, less any applicable premium taxes.
Non-Qualified Contract: A Contract that is not issued under an employer sponsored retirement plan or individual retirement account.
Proof of Death: (1) A completed claimant’s statement as provided by Us; and (2a) a certified copy of the death certificate or (2b) any other proof of death satisfactory to Us, including, but not limited to, a certified copy of a decree of a court of competent jurisdiction certifying death, or a written statement by a medical doctor who attended the deceased at the time of death; and (3) any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us.

Qualified Contract: The term “Qualified Contract” in this prospectus will be used to describe the following contracts: IRC Section 403(b) tax sheltered annuity (“403(b) Contract”); IRC Section 408 individual retirement annuity (“traditional IRA Contract”); IRC Section 408A Roth individual retirement annuity (“Roth IRA Contract”); IRC Section 408(p) SIMPLE individual retirement annuity (“SIMPLE Contract”); IRC Section 408(k) simplified employee pension (“SEP Contract”); IRC Section 457(b) eligible governmental deferred compensation plan annuity (“457(b) Contract”); and IRC 401 qualified annuity (“401 Contract”).
Qualified Retirement Plan: Employer retirement plans established under IRC Sections 401(a) or 403(b) or 408 or 457(b) and individual retirement arrangements under IRC Sections 408 and 408A.
Required Minimum Distribution: The amount required by the IRS to be withdrawn from Your Contract after You reach age 70½ or upon Your death.
Separate Account: The Horace Mann Life Insurance Company Separate Account, a segregated Variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.
Subaccount: A division of the Separate Account that invests in shares of a corresponding Underlying Fund. Certain Subaccounts are not available for investment under Non-Qualified Contracts.
Underlying Funds: All open-end management investment companies registered under the Investment Company Act of 1940 that are listed in this document and are available for investment by the Separate Account.
Valuation Date: Any day on which the New York Stock Exchange (“NYSE”) is open for trading and on which the net value of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central Time, or the close of the NYSE, if earlier. We deem receipt of any Net Premium or transaction request to occur on a particular Valuation Date if We receive the Net Premium or request (in either case, with all required information and documentation) at Our Home Office before 3:00 p.m. Central Time, or the close of the NYSE, if earlier on that day. If received at or after 3:00 p.m. Central Time, or the close of the NYSE if earlier, We deem receipt to occur on the following Valuation Date.
Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.
Variable Account: Your portion of the Separate Account set up to receive Net Premiums, any applicable premium bonus and transfers allocated to it.
Variable Account Value: The dollar value of the Variable Investment Options under the Contract before Annuity Payments begin.
Variable Annuity Payments: Annuity Payments that participate in the investment experience of one or more Subaccounts.
Summary

This summary is intended to provide a brief overview of the more significant aspects of the Contract. Certain Contract features described in this prospectus may not be available in all states. More detailed information about the material rights and features under the Contract can be found elsewhere in this prospectus and in the Separate Account Statement of Additional Information. This prospectus discloses all material features and benefits of the Contract. Terms and conditions may be modified as required by law in the State in which the application is signed. Such variations are described in the Contract. This prospectus is intended to serve as a disclosure document that focuses on the variable portion of the Contract only. For information regarding the fixed portion, refer to the Contract.
Detailed information about the Underlying Funds is contained in each Underlying Fund’s prospectus and in each Underlying Fund Statement of Additional Information.
The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund’s prospectus.
To determine the Contract You own, look in the bottom left-hand corner of Your Contract for the form number. This prospectus applies to all HMLIC Contracts with a form number of IC-452 immediately followed by any combination of 3 letters and/or numbers.

What is the “Separate Account?”
The Separate Account segregates assets dedicated to the variable portion of the Contract offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.
Who may purchase the Contract offered by this prospectus?
Individuals may purchase the Variable flexible premium annuity. The Contract is designed for individuals seeking long-term, tax-deferred accumulation of funds. Purchasing the Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan.
The Contract is offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. (“HM Investors”). In addition, the Contract may be offered and sold through independent agents and other broker-dealers. HM Investors is a broker-dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of FINRA.
What are my investment choices?
You may invest Your money in up to 24 Investment Options (including the Fixed Account) at any one time. Certain Subaccounts are not available for investment under Non-Qualified Contracts.
(a) Separate Account
Includes Subaccounts, each of which invests in one of the following Underlying Funds:
Lifecycle/Target Date Funds
Fidelity VIP Freedom 2015 SC2
Fidelity VIP Freedom 2025 SC2
Fidelity VIP Freedom 2035 SC2
Fidelity VIP Freedom 2045 SC2
Wilshire Variable Insurance Trust 2015 ETF Fund(2)
Wilshire Variable Insurance Trust 2025 ETF Fund(2)
Wilshire Variable Insurance Trust 2035 ETF Fund()
Asset Allocation Funds
Fidelity VIP FundsManager 20% SC2
Fidelity VIP FundsManager 50% SC2
Fidelity VIP FundsManager 60% SC2
Fidelity VIP FundsManager 70% SC2
Fidelity VIP FundsManager 85% SC2
Large Company Stock Funds
Large Value
American Funds IS Blue Chip Income and Growth Fund
Large Core
Fidelity VIP Index 500 Portfolio SC 2
JPMorgan Insurance Trust U.S. Equity Portfolio
Large Growth
American Funds IS Growth Fund
Mid-Size Company Stock Funds
Mid Value
MFS Mid Cap Value
Mid Core
Calvert VP S&P Mid Cap 400 Index
Mid Growth
Wells Fargo VT Discovery FundSM
Small Company Stock Funds
Small Value
JPMorgan Small Cap Value Fund(1)
Small Core
Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio—Service Shares
Small Growth
Lord Abbett Series Developing Growth Portfolio
International Stock Funds
Developed Markets
Fidelity VIP Overseas Portfolio SC 2
Emerging Markets
American Funds IS New World Fund
Real Estate
Fidelity VIP Real Estate SC 2
Bond Funds
Corporate Bond
Fidelity VIP Investment Grade Bond Portfolio SC 2
Global Bond
Templeton Global Bond VIP Fund—Class 4
High Yield Bond
BlackRock High Yield V.I. III
Balanced Funds
American Funds IS Managed Risk Asset Allocation Fund
Wilshire VIT Global Allocation Fund
Money Market
T. Rowe Price Government Money Portfolio

(1)	These Subaccounts are not available as Variable Investment Options in Non-Qualified Contracts.
(2)	On and after May 1, 2015, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:
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Wilshire Variable Insurance Trust 2015 ETF Fund
Wilshire Variable Insurance Trust 2025 ETF Fund
Wilshire Variable Insurance Trust 2035 ETF Fund
(b) Fixed Account—You also may direct Your money to the fixed account and receive a guaranteed rate of return. The fixed account is part of HMLIC’s general account and is subject to HMLIC’s financial strength and claims paying ability.
When can I transfer between accounts?
At any time before the Contract’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Contract, subject to certain restrictions. The dollar cost averaging program allows You to preschedule a series of transfers between Investment Options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The dollar cost averaging program is only available before the Annuity Date. For complete details see “The Contract—Transactions.”
May I withdraw all or part of the Contract value before the Annuity Date?
Unless restricted by the Internal Revenue Code of 1986, as amended (“IRC”), or the terms of any employer plan under which Qualified Contracts are issued (if applicable), You may at any time before the Annuity Date surrender Your Contract in whole or withdraw in part for cash. Surrenders and withdrawals may be subject to surrender charges as described in “Deductions and Expenses—Surrender Charges.” In any Contract Year, You may withdraw a portion of Your Account Value without incurring a surrender charge.
The IRC provides an additional tax (penalty tax) for early distributions under annuity contracts and various retirement plans. Values may not be withdrawn from Qualified Contracts (other than traditional IRAs and Roth IRAs), except under certain circumstances. See “Tax Consequences.”
What are the charges or deductions?
The Contract may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.
We will deduct a mortality and expense risk fee (M&E Fee) of 1.25%. (annual rate) from the Subaccounts. This fee is computed on a daily basis.
We will deduct an annual maintenance fee from Your Account Value on each Contract Anniversary; We will deduct a proportionate amount of this fee upon surrender of Your Contract. This fee may not exceed $25. We will waive this fee if the Account Value equals or exceeds $25,000 at the time the fee is assessed. If the Contract Owner has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $25,000 value has been met. We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers.
We may deduct a surrender charge against surrenders and withdrawals. The surrender charge is a percentage of the Account Value withdrawn or surrendered. For withdrawals from the Variable Account, the surrender charge is deducted from the Contract Owner’s value in the Subaccount(s) from which the withdrawal is made. See “The Contract—Transactions—Surrender or Withdrawal Before Commencement of Annuity Period.”
What charges will I pay on an annual basis if I elect optional riders?
Guaranteed Minimum Death Benefit Rider—Annual Step-up—You may elect this optional death benefit at the time of Contract issue for an additional charge. If You elect this rider, You will pay 0.20%*. We deduct these charges from the Variable Account as a percentage of the Variable Account Value and compute them on a daily basis. The charge for this rider will continue until the Contract is terminated or You annuitize the Account Value.
Guaranteed Minimum Death Benefit Rider—5% Accumulation—You may elect this optional death benefit at the time of Contract issue for an additional charge. If You elect this rider, You will pay 0.30%*. We deduct these charges from the Variable Account as a percentage of the Variable Account Value and compute them on a daily basis. The charge for this rider will continue until the Contract is terminated or You annuitize the Account Value.
*	If You purchase both the Guaranteed Minimum Death Benefit Rider—Annual Step-up and the Guaranteed Minimum Death Benefit Rider—5% Accumulation at Contract issue, then, for the life of Your Contract, the total annual charge for both riders will be 0.40% of the average Variable Account Value.
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Premium bonus rider—This option provides for a credit equal to two percent (2%) of Net Premium We receive at Our Home Office during the first Contract Year. This option must be elected at the time of Contract issue and electing this option will result in the surrender charge period being increased from 5 to 9 years in length. Electing this option will not cause the mortality and expense risk fee to increase, nor will it increase surrender charges during the Contract’s first 5 years. However, during years 6-9 of the surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus. We may use any proceeds from surrender charges associated with the bonus to recoup the amount of any premium bonus paid.
What are the federal income tax consequences of investing in this Contract?
Premium payments made on a pre-tax basis through salary reduction (other than amounts designated as Roth contributions), employer amounts, or deductible amounts in the case of traditional IRAs are not subject to current income taxes at the time they are made. Earnings are also not subject to income taxes as they accumulate within the annuity Contract. Except for qualified distributions from Roth-type accounts or after-tax premium payments, Distributions will be subject to ordinary income taxes when received in accordance with Section 72 of the IRC.
The IRC provides an additional tax (penalty tax) for premature distributions under annuity contracts and various retirement plans. Values may not be withdrawn from Qualified Contracts (other than traditional IRAs and Roth IRAs), except under certain circumstances. See “Tax Consequences.” These Contracts might not be suitable for short-term investment. See “The Contract— Transactions—Surrender or Withdrawal Before Commencement of Annuity Period.”
If I receive my Contract and am dissatisfied, may I return it?
You may return the Contract to HMLIC within 30 days of receipt of the Contract. HMLIC will refund the greater of (1) the premium payments made for the Contract, less any withdrawals and any outstanding loan balance, or (2) the Account Value minus any applicable premium bonus as of the date the returned Contract was received. We will pay the refund within 7 calendar days after We receive the Contract. Upon return of the Contract, it will be deemed void.
When can I begin receiving Annuity Payments, and what options are available?
Payments will begin on the Annuity Date set by the terms of Your Contract. Variable Annuity Payments are made only in monthly installments. Various Annuity Payment options are available under the Contract. See “The Contract—Annuity Payment Options.”
Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments.
Distributions from Qualified Contracts may be restricted by the employer’s plan and the IRC. Early distributions may incur a penalty tax, and the IRC also generally requires that distributions from Qualified Contracts (other than Roth IRAs) begin by April 1, following the calendar year in which the Contract Owner reaches age 70½. See “Tax Consequences.”
Fee Tables and Example

The following tables describe the fees and expenses that You may pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer cash value between Investment Options. State premium taxes may also be deducted.
To determine the Contract You own, look in the bottom left-hand corner of Your Contract for the form number. This prospectus applies to all HMLIC Contracts with a form number of IC-452 immediately followed by any combination of 3 letters and/or numbers.
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Contract Owner Transaction Expenses:(1)
Surrender Charges (as a percentage of amount surrendered, if applicable)
Surrender Charges	Surrender Charge
During Contract Year	9 Year	5 Year
1	8.0%	8.0%
2	7.5%	7.5%
3	7.0%	7.0%
4	6.0%	6.0%
5	5.0%	5.0%
6	4.0%	0.0%
7	3.0%	0.0%
8	2.0%	0.0%
9	1.0%	0.0%
Thereafter	0.0%	0.0%
Periodic Fees and Expenses
The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses. This table reflects the charges You would pay if You did not select any optional Riders.
Annual Maintenance Fee(2)	$ 25
Separate Account Annual Expenses (as a percentage of average Variable Account Value) Mortality and Expense Risk Fee	1.25%
Total Separate Account Annual Expenses	1.25%
Optional Rider Charges(as a percentage of average Variable Account Value)
Guaranteed Minimum Death Benefit Rider — Annual Step-up	0.20% (3)
Guaranteed Minimum Death Benefit Rider — 5% Accumulation	0.30% (3)
Premium bonus rider	0.00%
The next item shows the lowest and highest total operating expenses charged by the Underlying Funds for the fiscal year ended December 31, 2016. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund.
Total Annual Underlying Fund Operating Expenses(4)	Lowest	Highest
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.35%	1.57%
The table showing the range of expenses for the Underlying Funds takes into account the expenses of any funds in which the Underlying Funds may invest. For example, each of the Lifecycle/Target Date Funds, American Funds IS Managed Risk Asset Allocation Fund, and the Wilshire VIT Global Allocation Fund, each of which is a “fund of funds” that purchases shares of other funds (each an “Acquired Fund”). Each “fund of funds” has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of Underlying Fund expenses, We have taken into account the information received from each Lifecycle/Target Date Fund, American Funds IS Managed Risk Asset Allocation Fund, or the Global Allocation Fund on the
(1)	Any premium taxes relating to this Contract may be deducted from the premium or deducted from the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence. Premium taxes currently range from 0% to 3.5%.
(2)	We deduct a pro rata portion of this fee upon the surrender of the Contract. We currently waive the annual maintenance fee if the Account Value equals or exceeds $25,000 at the time the fee is assessed. If the Contract Owner has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $25,000 value has been met. We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers.
(3)	If You purchase both the Guaranteed Minimum Death Benefit Rider—Annual Step-up and the Guaranteed Minimum Death Benefit Rider—5% Accumulation at Contract issue, then, for the life of Your Contract, the total annual charge for both riders will be 0.40% of the average Variable Account Value.
(4)	The portfolio expenses used to prepare this table were provided to HMLIC by the Underlying Funds. The expenses shown are those for the year ended December 31, 2016. Current or future expenses may be greater or less than those shown. These numbers do not reflect any waivers currently in place. The Underlying Funds may impose a redemption fee on certain transactions and these are not reflected above. Please see “Transactions-Market Timing” for a discussion of these fees.
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combined actual expenses for each such “fund of funds,” which include the pro rata portion of the fees and expenses incurred indirectly by a Lifecycle/Target Date Fund, American Funds IS Managed Risk Asset Allocation Fund, or the Global Allocation Fund as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Lifecycle/Target Date Funds, American Funds IS Managed Risk Asset Allocation Fund, or the Global Allocation Fund for a presentation of the applicable Acquired Fund fees and expenses.
Example
This Example is intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the Annual Maintenance fee, Separate Account annual expenses and Underlying Fund fees and expenses. This example includes the highest cost of any combination of available riders.
The Example assumes that You invest $10,000 in the Variable Account of the Contract for the time periods indicated. The Example also assumes that Your investment has a 5% return each year, assumes the highest fees and expenses of any of the Underlying Funds as of December 31, 2016, without reflecting the impact of any Underlying Fund fee or expense waivers, and that a 9-year surrender charge period applies to Your Contract. Although Your actual costs may be higher or lower, based on these assumptions Your costs would be:
If You surrender Your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,159	$1,786	$2,321	$3,691
If You do NOT surrender or if You annuitize Your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$347	$1,055	$1,783	$3,691
Please remember that the Example is simply an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, Your rate of return may be more or less than the 5% assumed in the Example.
Condensed Financial Information

Tables showing the Accumulation Unit Value information for each Subaccount of the Separate Account available under the Contracts are presented in “Appendix B: Condensed Financial Information.”
Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, or by telephoning (800) 999-1030 (toll-free).
Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds
Horace Mann Life Insurance Company
HMLIC, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001 (Our Home Office), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.
HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation, a publicly-held insurance holding company traded on the NYSE.
The Fixed Account
The fixed account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations other than those funded by separate accounts. Unlike the Separate Account, the general account isn’t segregated or insulated from claims of HMLIC’s creditors. You must depend on the financial strength and claims paying ability of HMLIC for
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satisfaction of HMLIC’s obligations under the Contract. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the fixed account. HMLIC bears the full investment risk for all amounts contributed to the fixed account. HMLIC guarantees that the amounts allocated to the fixed account under the Contracts will be credited interest daily at an annual effective interest rate as specified in Your Contract. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. For additional information about the fixed account, see Your Contract.
The fixed account has not been registered with the Securities and Exchange Commission.
The Separate Account
On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount, in accordance with the terms of the Contract and without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contract, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Contract. HMLIC is solely responsible for its obligations under the Contract. While HMLIC is obligated to make payments under the Contract, the amounts of Variable Annuity Payments are not guaranteed.
The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of a corresponding Underlying Fund based on Contract Owner instructions.
The Underlying Funds
Each of the Underlying Funds is registered with the Securities and Exchange Commission (“SEC”) as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Underlying Funds by the SEC.
The Underlying Funds are listed below along with their primary investment objectives and the adviser to each Underlying Fund. There is no assurance that any of the Funds will achieve its stated objective. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each Underlying Fund prospectus may be obtained without charge from HMLIC by calling (800) 999-1030 (toll-free), sending a telefacsimile (FAX) transmission to (877) 832-3785, or writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657. You also may access the prospectuses on HMLIC’s website at horacemann.com. Once in the site, click on the “Financial Services” tab, then “Annuities” and then “Prospectuses Online”.
Name	Objective	Investment Type	Adviser
Fidelity VIP Freedom 2015 SC2(2)	High total return	Lifecycle/target date	The Fidelity VIP Freedom 2015 SC2 is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity VIP Freedom 2025 SC2(2)	High total return	Lifecycle/target date	The Fidelity VIP Freedom 2025 SC2 is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity VIP Freedom 2035 SC2(2)	High total return	Lifecycle/target date	The Fidelity VIP Freedom 2035 SC2 is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity VIP Freedom 2045 SC2(2)	High total return	Lifecycle/target date	The Fidelity VIP Freedom 2045 SC2 is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Wilshire Variable Insurance Trust 2015 ETF Fund(2)(3)	High current income/Capital appreciation	Lifecycle/Target date	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.
Wilshire Variable Insurance Trust 2025 ETF Fund(2)(3)	High current income/Capital appreciation	Lifecycle/Target date	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.
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Name	Objective	Investment Type	Adviser
Wilshire Variable Insurance Trust 2035 ETF Fund(2)(3)	High current income/Capital appreciation	Lifecycle/Target date	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.
Fidelity VIP FundsManager 20% SC2 (2)	High current income	Asset allocation	The Fidelity VIP FundsManager 20% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity VIP FundsManager 50% SC2(2)	High total return	Asset allocation	The Fidelity VIP FundsManager 50% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity VIP FundsManager 60% SC2(2)	High total return	Asset allocation	The Fidelity VIP FundsManager 60% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity VIP FundsManager 70% SC2(2)	High total return	Asset allocation	The Fidelity VIP FundsManager 70% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity VIP FundsManager 85% SC2(2)	High total return	Asset allocation	The Fidelity VIP FundsManager 85% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
American Funds IS Blue Chip Income and Growth Fund	Current income and long-term capital appreciation	Large value	The American Funds IS Blue Chip Income and Growth Fund is advised by Capital Research and Management CompanySM.
Fidelity VIP Index 500 Portfolio SC2	Long-term capital growth	Large core	The Fidelity VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co. The Fidelity VIP Index 500 is managed by Geode, a subadvisor to the fund.
JPMorgan Insurance Trust U.S. Equity Portfolio	High total return	Large core	The JPMorgan Insurance Trust U.S. Equity Portfolio is a series of the JPMorgan Insurance Trust and is advised by J.P. Morgan Investment.
American Funds IS Growth Fund	Long-term capital growth	Large growth	The American Funds IS Growth Fund is advised by Capital Research and Management CompanySM.
MFS Mid Cap Value	Long-term capital appreciation	Medium value	The MFS Mid Cap Value fund is advised by MFS.
Calvert VP S&P MidCap 400 Index	Long-term capital growth	Medium core	The Calvert VP S&P MidCap 400 Index is advised by Calvert Investment Management, Inc. and subadvised by Ameritas Investment Partners, Inc.
Wells Fargo VT Discovery FundSM	Long-term capital appreciation	Medium growth	The Wells Fargo Discovery Fund is subadvised by Wells Capital Management.
JPMorgan Small Cap Value Fund(1)	Long-term capital growth	Small value	The JPMorgan Small Cap Value Fund is advised by J.P. Morgan Investment Management Inc.
Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio—Service Shares	Long-term capital growth	Small core	Dreyfus Investment Portfolios: Small Cap Stock Portfolio is advised by The Dreyfus Corporation.
Lord Abbett Series Developing Growth Portfolio	Long-term capital growth	Small growth	The Lord Abbett Series — Developing Growth Portfolio is advised by Lord Abbett & Co. LLC
American Funds IS New World Fund	Long-term capital appreciation	Emerging Markets	The American Funds IS New World Fund is advised by Capital Research and ManagementSM.
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Name	Objective	Investment Type	Adviser
Fidelity VIP Overseas Portfolio SC2	Long-term capital growth	Developed Markets	The Fidelity VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.
Fidelity VIP Real Estate SC2	Above average income and long term capital growth	Real estate	The Fidelity VIP Real Estate Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.
BlackRock High Yield V. I. III	High current income/Capital growth	High Yield bond	The BlackRock High Yield V.I. III is advised by BlackRock Advisers, LLC.
Fidelity VIP Investment Grade Bond Portfolio SC2	Current income	Corporate bond	The Fidelity VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.
Templeton Global Bond VIP Fund—Class 4	High current income/ Preservation of capital	Global bond	The Templeton Global Bond VIP Fund is advised by Franklin Advisers, Inc.
American Funds IS Managed Risk Asset Allocation Fund(2)	High total return; Long term capital appreciation; Preservation of capital while seeking to manage volatility and provide downside protection	Balanced	The American Funds IS Managed Risk Asset Allocation Fund is advised by Capital Research and Management CompanySM. Milliman Financial Risk Management LLC is the subadviser with respect to the management of the fund’s managed risk strategies.
Wilshire VIT Global Allocation Fund(2)	Long-term total rate of return; Capital appreciation	Balanced	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.
T. Rowe Price Government Money Portfolio	Current income/ Preservation of capital	Money Market	The T. Rowe Price Government Money Portfolio is advised by T. Rowe Price Associates, Inc.
(1)	These Subaccounts are not available as Variable Investment Options in Non-Qualified Contracts.
(2)	Each of these Underlying Funds is considered a “fund of funds.” This means that the Underlying Fund purchases shares of other funds. A fund of funds may have higher expenses than funds investing directly in debt and equity securities.
(3)	On and after May 1, 2015, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:
Wilshire Variable Insurance Trust 2015 ETF Fund
Wilshire Variable Insurance Trust 2025 ETF Fund
Wilshire Variable Insurance Trust 2035 ETF Fund
The investment objectives and policies of certain Underlying Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Underlying Funds may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.
Limit on Number of Subaccounts Selected—HMLIC reserves the right to limit the number of Investment Options selected at one time during the accumulation phase or the annuitization phase of Your Contract.
Selection of Underlying Funds—We select the Underlying Funds offered through the Separate Account based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualifications of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund, its adviser or sub-adviser or an affiliate will make payments to Us or Our affiliates. (For additional
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information on these arrangements, see “Payments We Receive.”) We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability for new Net Premium and/or transfers of Account Value if We determine, in consultation with the sponsor of any employer plan under which Qualified Contracts are issued (if applicable), that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund. You bear the risk of any decline in Your Variable Account Value resulting from the performance of the Underlying Funds You have chosen.
Separate Account Pricing Agreement—Effective April 15, 2005 HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records.
Payments We Receive—As described above, an Underlying Fund or an investment adviser or sub-adviser of an Underlying Fund (or its affiliates) may make payments to Us and/or certain of Our affiliates. For certain Underlying Funds, some or all such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. In a “fund of funds” situation, We and/or certain of Our affiliates may receive 12b-1 fees on assets in the funds within the fund of funds. In such cases, We (and Our affiliates) do not also receive 12b-1 fees from the fund of funds for those same assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of payments We (or Our affiliates) receive generally is based on a percentage of assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisers or sub-advisers (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%.
In addition, We receive payments from Wilshire Associates Incorporated as a result of Our involvement in developing and launching the Wilshire Variable Insurance Trust Lifecycle Funds (“Lifecycle Funds”). These payments are derived from the advisory fees deducted from Lifecycle Fund assets, which are paid by all investors in the Lifecycle Funds, including Contract Owners who elect to allocate Net Premium or Account Value to one or more Lifecycle Funds.
Proceeds from certain of these payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Contracts, and that We, in the role as an intermediary, incur in promoting, marketing and administering the Underlying Funds. We and Our affiliates may profit from these payments.
Addition, Deletion, or Substitution of Underlying Funds—We do not guarantee that each Underlying Fund will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable law, to add new underlying funds or classes of underlying funds, close existing Underlying Funds or classes of Underlying Funds, or substitute shares of a different underlying fund for Underlying Fund shares that are held by a Subaccount. New or substitute underlying funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in a Subaccount without notice to You and prior approval of the SEC and any state governmental agency, to the extent required by the 1940 Act or other applicable law.
We also may establish or add new Subaccounts, remove existing Subaccounts, or combine Subaccounts. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.
Voting Rights—We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to the Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the retirement plan under which the Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.
Before a vote of Underlying Fund shareholders, Contract Owners will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares. The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the shareholder meeting.
We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Contract Owners who allocate or transfer amounts to the Subaccounts, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Contract Owners who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulation, We may disregard certain Contract Owner voting instructions under certain circumstances.
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The Contract
Contract Owners’ Rights
The Contract will be issued as a Qualified Contract under a Qualified Retirement Plan or as a Non-Qualified Contract. Both types of Contracts are subject to certain tax restrictions. See “Tax Consequences.”
For Qualified Contracts, the Contract Owner may be required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument and/or applicable provisions of the IRC.
Unless otherwise provided by law, and subject to the terms of any governing plan or trust, or to the rights of any irrevocable beneficiary, the Contract Owner may exercise all privileges of ownership, as defined in the Contract. These privileges include the right during the period specified in the Contract to change the beneficiary, and to agree to a modification of the Contract terms. When multiple Contract numbers, with the same first nine digits in the Contract numbers, are used to segregate multiple sources of funds for a Contract Owner, such as employee versus employer, beneficiaries must be consistent for all such Contract numbers, and the death benefit will be determined as the aggregate death benefit for all such Contract numbers. No designation or change in designation of a beneficiary will take effect unless We receive written request therefor at Our Home Office or the Contract Owner completes the beneficiary change request on Our secure website. The request will take effect as of the date We receive it, subject to payment or other action taken by Us before Your request was received. An assignment of ownership of a Qualified Contract is generally prohibited. A Non-Qualified Contract may be assigned by giving Us written notice. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of a State Insurance Commissioner, to require that the assignment will be effective only upon acceptance by Us, and to refuse assignments at any time on a non-discriminatory basis.
This prospectus describes only the variable portions of the Contract. On the Annuity Date, the Contract Owner has the right to select fixed annuity options. See the Contract for details regarding fixed Annuity Payments.
Purchasing the Contract
To purchase a Contract, You must complete an application bearing all requested signatures and a suitability form. For 457(b) and 401 Contracts the employer will purchase the Contract on behalf of the employee but the employee will be required to complete an application and suitability form.
Applications are to be sent, along with Your premium payment, to Our Home Office. If the appropriate broker-dealer has approved the suitability of the sale, Your application is complete and Your initial premium payment has been received at Our Home Office, We will issue Your Contract within two business days of its receipt, and credit Your initial Net Premium to Your Contract. We deem receipt to occur on a Valuation Date if We receive a properly completed application and initial premium payment at Our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date.
If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by the applicant.
We generally will not issue You a Contract if the Annuitant is older than age 85 on the date the Contract would take effect. Under certain circumstances, however, We may issue Contracts above this maximum issue age.
Although We do not anticipate delays in Our receipt and processing of applications or premium payments, We may experience such delays to the extent agents fail to forward applications and premium payments to Our Home Office on a timely basis.
Canceling the Contract
You have the right to cancel a Contract for any reason within 30 days after You receive the Contract. To cancel a Contract, You must provide written notice of cancellation and return the Contract to Us at Our Home Office, or to the agent who sold it, within this “free look period.” HMLIC will refund the greater of: (1) the premium payments made for the Contract, less any withdrawals and any outstanding loan balance; or (2) the Account Value minus any applicable premium bonus as of the date the returned Contract was received. We will pay the refund within 7 calendar days after We receive the Contract. Upon return of the Contract, it will be deemed void.
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Premium Payments
Amount and Frequency of Premium Payments—Net Premium payments allocated to the Separate Account will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. The minimum premium payment for the Contract is $25 per month or $300 per year. HMLIC limits the maximum cumulative premium to $1 million without Our prior approval. HMLIC offers a 2% premium bonus under Contracts to which the premium bonus rider applies. The surrender charge period is 9 years for Contracts with that rider. There is no additional charge for the rider.
The IRC limits the amounts which may be contributed to Qualified Retirement Plans. See “Tax Consequences—Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans.”
Allocation of Net Premiums—When You complete Your application, You will give Us instructions on how to allocate Your Net Premium payments among the fixed account and/or the available Subaccounts. The amount You direct to a particular Subaccount or to the fixed account must be in whole number percentages from 5% to 100% of the Net Premium payment. If You make additional premium payments, We will allocate the Net Premiums in the same manner as Your initial Net Premium payment. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request by HMLIC’s Home Office unless a future date is requested. The Contract Owner may request a change of allocation at any time.
Accumulation Units and Accumulation Unit Value—Net Premiums allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges under the Contract.
Accumulation Units are valued on each Valuation Date. If We receive Your premium payment before 3:00 p.m. Central Time (or before the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your premium payment at or after 3:00 p.m. Central Time (or at or after the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.
The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:
•	the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
•	plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
•	minus the dollar amount of the mortality and expense risk fee and applicable rider charges We deduct for each day in the Valuation Period;
•	divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.
Transactions
Good Form—The information in this section of the prospectus sets forth specific information and documentation that must be received by Us at Our Home Office in order to process requests for certain types of transactions. In addition to the specific requirements set forth below, Your instructions must be sufficiently clear so that We do not need to exercise any discretion to follow such instructions; and We must receive all of the information and supporting legal documentation We require in order to effect the transaction. Transaction requests made with such instructions, and including such information and supporting documentation, are referred to in this prospectus as being “in good form”.
Transfers—Subject to the restrictions set forth below and the market timing restrictions (see “Market Timing”). You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Contract, at any time before the Annuity Date. We reserve the right to limit transfers from the fixed account to the Subaccounts before the Annuity Date as follows and, therefore, You should carefully consider whether investment in the fixed account meets your investment criteria:
•	No more than 25% of the Fixed Account Value can be transferred to one or more Subaccounts during a 365 day period.
•	Any request to transfer the total Fixed Account Value to one or more Subaccounts will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year before the final transfer.
We may not accept or We may defer transfers at any time that We are unable to purchase or redeem shares of an Underlying Fund for example, when an underlying Fund is not able to provide Us with its net asset value per share on a daily basis. We reserve the right to terminate the transfer privilege at any time for all Contract Owners. We also reserve the right to restrict or terminate the
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transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion, determine to be potentially detrimental to other shareholders of an Underlying Fund. See the “Market Timing” section below.
You may transfer value from one existing Investment Option into as many as 10 other Investment Options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less. A transfer may not leave a Subaccount balance or fixed account balance of less than $100.
A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Our Home Office, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free), or by accessing Our website at horacemann.com and looking in the “My Account” section.
Caution: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your validating information, because self-service options will be available to anyone who provides Your validating information. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.
Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner or, for telephone and website transactions, accompanied by validating information, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state the dollar amount, a whole percentage, or the number of Accumulation Units to be transferred. The request also must specify the Investment Options from which and to which the transfer is to be made. Transfers are effective on the Valuation Date of receipt of the request in good form at Our Home Office unless a future date is requested. See “Other Information—Forms Availability.”
On and after May 1, 2015, no new transfers are allowed to the following Subaccounts:
Wilshire Variable Insurance Trust 2015 ETF Fund
Wilshire Variable Insurance Trust 2025 ETF Fund
Wilshire Variable Insurance Trust 2035 ETF Fund.
Dollar Cost Averaging—Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between Investment Options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The minimum amount to be transferred to any one Investment Option is 5%. HMLIC reserves the right to limit the number of Investment Options and which Investment Options are available for the dollar cost averaging program. You may request dollar cost averaging by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date.
The transfers will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section.
Because the values of the Subaccounts from which the transfers may occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.
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All requests must identify the Contract Owner’s name and Contract number, specify the Investment Options to be utilized and the amounts to be taken from each, and include proper authorization, such as a signature on a form or validating information if using the telephone or Our website.
On and after May 1, 2015, no new dollar cost averaging programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs:
Wilshire Variable Insurance Trust 2015 ETF Fund
Wilshire Variable Insurance Trust 2025 ETF Fund
Wilshire Variable Insurance Trust 2035 ETF Fund
Rebalancing—Rebalancing is the periodic adjusting of Investment Option balances to maintain a pre-established asset allocation strategy. You may request a rebalancing of Your Account Value either once or on a periodic basis.
For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. The minimum percentage that may be transferred to any one Investment Option is 5%. HMLIC reserves the right to limit the number of Investment Options and which Investment Options are available for the rebalancing program. HMLIC also reserves the right to require a minimum Account Value of no greater than $5,000 before a request for rebalancing is approved. You may request rebalancing by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date.
Rebalancing will begin on the Valuation Date of receipt of the request in good form in Our Home Office. For periodic rebalancing requests, subsequent rebalancing of Your Account Value will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your Account Value will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify Our Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section.
All requests must identify the Contract Owner’s name and Contract number, specify the Investment Options to be utilized and the percentage to be maintained in each option, and include proper authorization, such as a signature on a form or validating information if using the telephone or Our website. Your rebalancing request must match your premium allocation. If we receive a request to rebalance to allocations different from the current premium allocation, we will change the premium allocations to those on the rebalancing request.
On and after May 1, 2015, no new rebalancing programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under existing rebalancing programs:
Wilshire Variable Insurance Trust 2015 ETF Fund
Wilshire Variable Insurance Trust 2025 ETF Fund
Wilshire Variable Insurance Trust 2035 ETF Fund
Changes to Premium Allocations—A Contract Owner may elect to change the allocation of future Net Premium payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785, or by accessing Our website at horacemann.com and looking in the “My Account” section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner or, for telephone and website transactions, be accompanied by validating information, (2) include the Contract Owner’s name and Contract number, and (3) specify the new allocation percentage for the fixed account and/or for each Subaccount (in whole percentages). Allocations made to the fixed account or to one or more Subaccounts must total 100%. Changes in allocation instructions are effective on the Valuation Date of receipt of the request in good form by Our Home Office unless a later date is requested. See “Other Information—Forms Availability.”
On and after May 1, 2015, Contract Owners are not allowed to begin or increase allocations to the following Subaccounts:
Wilshire Variable Insurance Trust 2015 ETF Fund
Wilshire Variable Insurance Trust 2025 ETF Fund
Wilshire Variable Insurance Trust 2035 ETF Fund
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Market Timing—The Contract and the Subaccounts are not designed for “market timing” through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the fixed account. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to Underlying Fund shareholders, generally and Contract Owners and their Contract performance, more specifically.
If We determine, in Our sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, We will take action to protect the other Contract Owners and/or terminate the Contract. In making these determinations, We may consider the combined transfer activity of Contracts that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to dollar cost averaging or rebalancing when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract.
We reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund. We may require future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a finite period of time or for the duration of the Contract. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal.
If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.
The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Contract owners may be subject to the risks described above.
The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.
Contract Owners should be aware that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Contract Owners, and to restrict or prohibit further purchases or transfers by specific Contract Owners identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.
Loans—Loans may be available in certain Qualified Contracts, except for IRA contracts issued under IRC Sections 408 and 408A, if allowed by the plan. The terms of such loans are subject to the provisions of the plan and the IRC. See “Tax Consequences.”
The initial interest rate for the loan will be the rate for the calendar quarter in which the loan becomes effective. The loan interest rate may change annually on the anniversary date of the loan. We will send You a notice 30 days prior to any interest rate change on Your contract.
Surrender or Withdrawal Before Commencement of Annuity Period—Withdrawal of Account Values from Qualified Contracts (other than traditional IRAs and Roth IRAs) are subject to any restrictions imposed by the IRC or under the employer retirement plan. (See “Tax Consequences.”) However, if not restricted by the IRC or employer plan under which the Contract is issued, You may surrender the Contract or withdraw part of Your Account Value for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner’s interest in a Subaccount to less than $100.
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The surrender or partial withdrawal of Variable Account Value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a request for surrender or partial withdrawal in good form in Our Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalty taxes resulting from premature distributions. (See “Tax Consequences.”)
A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Contract Owner. A Contract Owner may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or may download the form on Our secure website at horacemann.com. Depending on the volume of transaction requests received at Our Home Office, We may take up to 5 business days following Our receipt of a request for a withdrawal/surrender form to mail the form. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will be accepted only if all withdrawal/surrender proceeds are to be sent to the Contract Owner and the request, if sent by FAX, is sent to (877) 832-3785. When a request is received by FAX and the withdrawal/surrender proceeds exceed $250,000, We will confirm receipt of the request with the Contract Owner. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will not be accepted if any proceeds of the withdrawal/surrender are not to be sent to the Contract Owner. See “Tax Consequences” and “Other Information—Forms Availability.”
Withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the Valuation Date specified occurs on or after receipt of the request in good form at Our Home Office, or on the Valuation Date of such receipt of a request in good form at Our Home Office.
For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will process the surrender or withdrawal but We will not release your distribution until the full 15 days following the address change has passed.
Surrenders and withdrawals from any Subaccount are subject to the surrender charges shown below. There are two surrender charge periods available under this Contract. Both are shown below. The charges applicable to Your Contract will depend on how You completed the application and are printed on Your Contract data pages.
Surrender Charges	Surrender Charge
During Contract Year	9 Year	5 Year
1	8.0%	8.0%
2	7.5%	7.5%
3	7.0%	7.0%
4	6.0%	6.0%
5	5.0%	5.0%
6	4.0%	0.0%
7	3.0%	0.0%
8	2.0%	0.0%
9	1.0%	0.0%
Thereafter	0.0%	0.0%
Surrender charges are applied to surrenders and withdrawals based on the effective date of the Contract and not on the date the premium payment is made.
The applicable surrender charge will be deducted from the amount withdrawn and the balance paid to You. For example, a request to withdraw $3,000 at a 4% surrender charge will result in a surrender charge of $3000 × 4% = $120, which will be deducted from the withdrawal and the balance of $2,880 would be paid to You. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any surrender charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,125 from Your account, raising the surrender charge to $3,125 × 4% = $125 with the balance of $3,000 paid to You.
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The surrender charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of Your total Net Premium payments to a Subaccount during the lifetime of the Contract. For example, if a Contract Owner’s Subaccount value is $12,000 and Net Premium payments to date equal $10,000 and the Contract Owner surrenders the Contract, then the surrender charge may not exceed 9% of $10,000 ($900).
If premium taxes are deducted before surrender or withdrawal, any reduction of HMLIC’s premium tax liability resulting from the surrender or withdrawal will be to HMLIC’s benefit.
If You request a withdrawal for hardship purposes from Your 403(b) Contract or from Your employer’s 401(k) plan using the safe harbor regulations of the IRC, You will be suspended from making contributions to this and all other plans of Your employer for six months (or an additional period of time as may be provided in Your plan). You should consult with Your plan administrator for further guidance before making a hardship withdrawal. After the six-month period (or other applicable period) is completed, You may resume making contributions.
Systematic Withdrawals—Before Commencement of Annuity Period, You may select systematic withdrawals, and You may choose monthly, quarterly, semi-annual or annual withdrawals. The 29th, 30th and 31st days of the month are not allowed as start dates. Each withdrawal must be for at least $100 and the minimum duration is 12 months. Requests for systematic withdrawals and the Investment Options from which those withdrawals will be taken, must be submitted to Us in writing and in good form. Any applicable Withdrawal Charges will apply. As with any withdrawal, systematic withdrawals will reduce the Account Value of the Contract.
Only one systematic withdrawal option can be effective at one time. The systematic withdrawal option is not available on Contracts with an active dollar cost averaging program. HMLIC provides the following systematic withdrawal options:
•	Required minimum distribution—Allows You to receive Your IRS Required Minimum Distribution periodically throughout the calendar year.
•	Interest only—Allows You to receive the interest earned in the fixed account under Your Contract in periodic payments through the year.
•	Fixed amount—Allows You to receive a specified amount in periodic payments.
•	Percent of account value—Allows You to withdraw a percentage of Your Account Value in periodic payments.
•	Substantially equal periodic payments—Allows You to receive periodic payments throughout a year as required by the IRC and related rules to receive withdrawals without penalty tax prior to age 59½.
A Contract Owner eligible for systematic withdrawals may elect this option by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A Contract Owner may request a HMLIC systematic withdrawal form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or by accessing Our secure website at horacemann.com and looking in the “My Account” section.
Payments We Make—HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form to transfer, surrender, partially withdraw or commence Annuity Payments. The value of a Contract is determined as of the Valuation Date on which a transaction request in good form is received. However, determination of Account Value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings, or during which trading on the NYSE is restricted by the Securities and Exchange Commission; (2) any period when the SEC determines that an emergency exists that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Separate Account. In addition, determination of the Account Value and processing the transaction may be deferred, if pursuant to SEC rules,the T. Rowe Price Prime Reserve Portfolio suspends payment of redemption proceeds in connection with a liquidation of the Portfolio, We will delay the payment of any transfer, surrender, partial withdrawal, loan (if applicable) or Annuitized Value from the Fund until the Fund pays redemption proceeds.
We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request in good form, but only after We have made a written request and received written approval of the insurance department of the state in which this Contract was delivered. We will pay interest from the date of receipt of Your written request in good form on any payment deferred for 30 days or more at the applicable interest rate.
If You have submitted a check or draft to Our Home Office, We may defer payment of the amount of such check or draft from the payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.
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If mandated under applicable law, We may be required to reject a premium payment and/or block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Confirmations—HMLIC mails written confirmations of premium payments and systematic withdrawals to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, withdrawals (other than systematic withdrawals) and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.
If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning (800) 999-1030 (toll free).
Deductions and Expenses
We make certain charges and deductions under the Contract. These charges and deductions compensate Us for: services and benefits We provide; costs and expenses We incur; and risks We assume. The fees and charges deducted under the Contract may result in a profit to Us.
Services and Benefits We Provide
•	the death benefit, and cash benefits under the Contract
•	Investment Options, including Net Premium allocations
•	administration of elective options
•	the distribution of reports to Contract Owners
•	Annuity Payment options
Costs and expenses We incur:
•	costs associated with processing applications and with issuing and administering the Contract
•	overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contract
•	other costs of doing business, such as collecting premium payments, maintaining records, effecting transactions, and paying federal, state and local premium, and other taxes and fees
•	costs associated with acting as an approved investment provider in an employer’s plan, such as recordkeeping or administration fees (for example, third party administrator fees)
Risks We assume:
•	that the costs of providing the services and benefits under the Contracts exceed the charges We deduct
Waiver, Reduction or Elimination of deductions and expenses
We may reduce, waive or eliminate any of the deductions or expenses for Qualified Contracts sold under a particular employer’s Qualified Retirement Plan. Any such reduction will reflect the differences We expect in distribution costs or services meant to be defrayed by such charges. Factors We consider for a reduction, waiver or elimination of deductions or expenses include, but are not limited to, the following:
•	The number of participants under the Qualified Retirement Plan;
•	The type and nature of the Qualified Retirement Plan;
•	The expected level of assets and/or cash flow under the Qualified Retirement Plan;
•	Our agents’ involvement in sales activities;
•	Our sales-related expenses;
•	Distribution provisions under the Qualified Retirement Plan;
•	The Qualified Retirement Plan’s purchase of one or more other variable annuity contracts from Us and the features of those contracts;
•	The level of employer involvement in determining eligibility for distributions under the Qualified Contracts; and
•	Our assessment of financial risk to Us relating to withdrawals.
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We will not reduce, waive or eliminate any deduction or expense in a manner that is unfairly discriminatory against any person.
We may also apply different deduction and expense provisions in Qualified Contracts issued to employees or members of certain employer groups or associations which have negotiated the Qualified Contract terms on behalf of their employees or members. We will offer any resulting deduction or expense uniformly to all employees or members in the group.
Premium Taxes—Certain state and local governments levy a premium tax, currently between 0% and 3.5%. Any premium taxes relating to the Contract may be deducted from the premium payments or the Annuitized Value, when applicable. The amount of such premium taxes, if any, and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence.
Surrender Charges—If You make a withdrawal or surrender under the Contract, HMLIC will assess a charge to compensate it for the cost of selling the Contract.
Withdrawals may not be made from Qualified Contracts (other than traditional IRAs and Roth IRAs), except under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or employer plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw a portion of the Account Value for cash before Annuity Payments begin.
HMLIC reserves the right to waive either a portion or the whole surrender charge in some situations. In some situations, You may make a withdrawal with no surrender charge. Please see Your Contract for further details. For further information regarding surrender or withdrawals see “The Contract—Transactions—Surrender or Withdrawal Before Commencement of Annuity Period.”
Annual Maintenance Fee—We will deduct an annual maintenance fee of no more than $25 from each Contract on the Contract anniversary date. This fee will be waived if the Account Value equals or exceeds $25,000 at the time the fee is assessed. We will deduct a proportionate amount of the annual maintenance fee upon the surrender of this Contract. If the Contract Owner has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $25,000 value has been met. We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers.
The annual maintenance fee ceases when You apply the Annuitized Value to an Annuity Payment option. The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. We do not expect to profit from such fee and assume the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Contract.
Mortality and Expense Risk Fee (“M&E Fee”)—For assuming mortality and expense risk, We apply an asset charge to the Subaccounts. This fee may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, We reserve the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis.
If this charge, combined with any other charges under the Contract does not cover Our total costs for services rendered and expenses incurred, We absorb the loss. Conversely, if the fees and charges more than cover Our actual costs, the excess is added to Our surplus.
Charges for Optional Riders—Guaranteed Minimum Death Benefit Rider—Annual Step-up—The Contract Owner may elect this optional death benefit at the time of Contract issue for an additional charge. Contract Owners who elect this rider will pay 0.20% of the Variable Account Value on an annual basis*. The charge for this rider will continue until the Contract is terminated or You annuitize the Account Value.
Guaranteed Minimum Death Benefit Rider—5% Accumulation—The Contract Owner may elect this optional death benefit at the time of Contract issue for an additional charge. Contract Owners who elect this rider will pay 0.30% of the Variable Account Value on an annual basis*. The charge for this rider will continue until the Contract is terminated or You annuitize the Account Value.
*	If You purchase both the Guaranteed Minimum Death Benefit Rider—Annual Step-up and the Guaranteed Minimum Death Benefit Rider—5% Accumulation at Contract issue, then, for the life of Your Contract, the total annual charge for both riders will be 0.40% of the average Variable Account Value.
Premium Bonus Rider—This option provides for a credit equal to two percent (2%) of Net Premium We receive at Our Home Office during the first Contract Year. Electing this option will result in the surrender charge period being increased from 5 to 9 years in length. Electing this option will not cause the mortality and expense risk fee to increase, nor will it increase surrender
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charges during the Contract’s first five years. However, during years 6-9 of the surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus. We may use any proceeds from surrender charges associated with the bonus to recoup the amount of any premium bonus paid.
Operating Expenses of the Underlying Funds—The deductions from and expenses paid out of the assets of the Underlying Funds are described in each Underlying Fund’s prospectus.
Death Benefit
Death Benefit Proceeds
If a Contract Owner dies (or the sole Annuitant dies and the sole Contract Owner is not a natural person) before the Annuity Date and while the Contract is in force, We will pay a death benefit to the beneficiary designated by the Contract Owner. The death benefit ends at the Annuity Date. When multiple Contract numbers, with the same first nine digits in the number, are used to segregate multiple sources of funds for a Contract Owner, such as employee versus employer, beneficiaries must be consistent for all such Contract numbers, and the death benefit will be determined as the aggregate death benefit for all such Contract numbers. The death benefit is determined for each beneficiary as of the date Proof of Death is received by HMLIC from such beneficiary. Proof of Death includes a certified death certificate or other satisfactory evidence of death, a completed claimant’s statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. Where there are multiple beneficiaries, only one certified death certificate will be required.
The payment of the death benefit to a beneficiary may be delayed if, pursuant to SEC rules, the T. Rowe Price Prime Reserve Portfolio suspends payment of redemption proceeds in connection with a liquidation of the Fund. We will delay the payment of any death benefit from the Fund until the Fund pays redemption proceeds.
The beneficiary will receive the greatest of:
1.	the Account Value; or
2.	the Net Premium paid, less an adjustment for any withdrawals and a reduction for any outstanding loan balance (An adjustment for any withdrawal is determined by subtracting the withdrawal amount from net premiums paid), or
3.	the death benefit provided in any rider attached to the Contract.
At the option of the beneficiary, We will pay all or part of the death benefit proceeds to the beneficiary under one of the Annuity Payment options described under “The Contract—Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to his/her designated beneficiary. Any part of a Contract Owner’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but after a thorough search We are not able to locate the beneficiary, or the beneficiary does not claim the death benefit in a timely manner, the death benefit will be paid to the unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on our books and records, or to Our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit or contract proceeds if the beneficiary or owner of the property presents a timely claim with the proper documentation. To help prevent such escheatment, it is important that You keep Your desired beneficiary designations up to date, including full names and complete addresses, if and as they change.
Guaranteed Minimum Death Benefit Riders
In addition to the standard death benefit included in the Contract, the Contract Owner may add the optional death benefits described below for an additional cost. These riders may not be available in all states and will not be issued on or after the Contract Owner’s 70th birthday.
Guaranteed Minimum Death Benefit—Annual Step-up—The Contract Owner may elect this optional death benefit at the time of Contract issue for an additional charge.
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Death Benefit under this rider
Before the Annuity Date, the death benefit is equal to the greatest of:
1.	the death benefit as described in the Contract; or
2.	the death benefit provided in any other rider attached to the Contract; or
3.	the Step-Up Death Benefit described in the Guaranteed Minimum Death Benefit Step-Up Rider.
Step-Up Death Benefit
The Step-Up Death Benefit is based on a series of calculations of Step-Up Anniversary Value. The Step-Up Death Benefit is equal to the greatest Step-Up Anniversary Value attained from this series of calculations, adjusted by any outstanding loan balance as set forth below.
HMLIC calculates the Step-Up Anniversary Value for every Contract Anniversary before the oldest Contract Owner’s attainment of age 81, including the Contract Anniversary immediately following the oldest Contract Owner’s attainment of age 80, or when HMLIC receives Proof of Death, whichever is earlier.
For Contracts with a loan endorsement, the Step-Up Anniversary Value for a given Contract Anniversary is equal to the “Total Accumulation Value” (as defined in the loan endorsement) as of that Contract Anniversary increased by any subsequent Net Premium received, and decreased by any adjustments for any subsequent withdrawals. The Step-Up Death Benefit will be adjusted by any outstanding loan balance at the time HMLIC receives Proof of Death of any Contract Owner or the sole Annuitant if the sole Contract Owner is not a natural person. We will determine any adjustment for any subsequent withdrawal by dividing the withdrawal amount by the “Total Accumulation Value” immediately before the withdrawal and multiplying the resulting fraction by the Step-Up Anniversary Value immediately before the withdrawal. For Contracts without a loan endorsement, the Step-Up Anniversary Value for a given Contract Anniversary is equal to the Account Value as of that Contract Anniversary increased by any subsequent Net Premium received, and decreased by any adjustments for any subsequent withdrawals. We will determine any adjustment for any subsequent withdrawal by dividing the withdrawal amount by the Account Value immediately before the withdrawal and multiplying the resulting fraction by the Step-Up Anniversary Value immediately before the withdrawal. We will calculate the Death Benefit when We receive Proof of Death of any Contract Owner (or the sole Annuitant, if the sole Contract Owner is not a natural person). See Appendix A for an example of this death benefit calculation.
Rider charge
Any charge for this rider is guaranteed not to increase after this rider has been issued.
We will deduct any charge for this Rider from Your Variable Account Value.
Rider restrictions
We reserve the right to restrict allocations or transfers to the fixed account or any of the Subaccounts.
Termination of this rider
This rider cannot be terminated by the Contract Owner after the Issue Date. This rider terminates upon the earliest of:
a.	when the Contract Owner applies the Annuitized Value to an annuity option under the Contract; or
b.	the date the Contract terminates as a result of surrender of the Contract or death of the Contract Owner (or the sole Annuitant, if the sole Contract Owner is not a natural person).
Guaranteed Minimum Death Benefit—5% Accumulation—The Contract Owner may elect this optional death benefit at the time of Contract issue for an additional charge.
Death benefit under this rider
Before the Annuity Date, the death benefit is equal to the greatest of:
1.	the death benefit as described in the Contract; or
2.	the death benefit provided in any other rider attached to the Contract; or
3.	the Accumulation Death Benefit described in the Guaranteed Minimum Death Benefit—5% Accumulation Rider.
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Accumulation Death Benefit
This rider provides an Accumulation Death Benefit as follows:
On the Issue Date, the Accumulation Death Benefit is equal to the initial Net Premium received. The Accumulation Death Benefit is increased by any subsequent Net Premium received, decreased by any adjustments for withdrawals, and is accumulated at the following interest rates:
1.	5 percent before or upon the Contract Anniversary immediately following the oldest Contract Owner’s attainment of age 80.
2.	0 percent thereafter.
For Contracts without a loan endorsement, an adjustment for any withdrawal is determined by dividing the withdrawal amount by the Account Value immediately before the withdrawal and multiplying the resulting fraction by the Accumulation Death Benefit immediately before the withdrawal.
For Contracts with a loan endorsement, an adjustment for any withdrawal is determined by dividing the withdrawal amount by the Total Accumulation Value (as defined in the loan endorsement) immediately before the withdrawal and multiplying the resulting fraction by the Accumulation Death Benefit immediately before the withdrawal.
We will calculate the death benefit when We receive Proof of Death of any Contract Owner or the sole Annuitant, if the sole Contract Owner is not a natural person. We also will adjust the Accumulation Death Benefit by any outstanding loan balance at that time. See Appendix A for an example of this death benefit calculation.
Maximum Accumulation Death Benefit value
The amount of the Accumulation Death Benefit shall not exceed an amount equal to 200 percent of Net Premium, less any adjustments for withdrawals, and less an adjustment for any outstanding loan balance as of the date We receive Proof of Death.
Rider charge
Any charge for this rider is guaranteed not to increase after the rider has been issued.
We will deduct any charge for this Rider from Your Variable Account Value.
Rider restrictions
We reserve the right to restrict allocations or transfers to the fixed account or any of the Subaccounts.
Termination of this rider
This rider cannot be terminated by the Contract Owner after the Issue Date. This rider terminates upon the earliest of:
a.	when the Contract Owner applies the Annuitized Value to an annuity option; or
b.	the date the Contract terminates as a result of surrender of the Contract or death of the Contract Owner (or the sole Annuitant, if the sole Contract Owner is not a natural person).
Annuity Payments
Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 70½, except IRAs, retires (See “Tax Consequences.”) The Contract provides for fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments You must submit a request in good form to Our Home Office.
The Contract Owner may elect to have a portion of the Account Value applied to purchase Annuity Payments, leaving the remainder of the Account Value in the Contract. The portion applied to purchase Annuity Payments may be subject to taxes and an additional 10% penalty tax. See “Tax Consequences—Partial Annuitization” below. The portion of the Account Value applied to purchase Annuity Payments will be treated as a withdrawal for purposes of determining any death benefit. If the selected Annuity Payment option allows withdrawals, any withdrawal made may have tax consequences, may affect any subsequent Annuity Payments, and may be subject to surrender charges.
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We will process the request so that the Annuity Payments begin as of the date requested except the 29th, 30th or 31st of the month. If You elect a Fixed Annuity Payment option, We will transfer Your Variable Account Value to the fixed account on the Valuation Date Your request in good form is received in Our Home Office. In addition, if You elect a Variable Annuity Payment option, We will transfer Your Fixed Account Value to the Variable Account on the Valuation Date We receive Your request in good form in Our Home Office. Your Net Premium allocation(s) will be changed to the fixed account or Variable Account, depending on the type of Annuity Payment option elected. Not all Subaccount(s) may be available for Annuity Payments. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to have federal and state income taxes withheld. (See “Other Information—Forms Availability” and “Tax Consequences.”)
In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described below), and are paid in monthly, quarterly, semiannual, and annual installments. Variable Annuity Payments will vary in amount and are paid only on a monthly basis. If the Annuitized Value to be applied under any one fixed or Variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments of less than $20 per month at the Annuity Date, then the Annuitized Value may be paid in a lump sum.
Certain of the Annuity Payment options available under a Contract can be selected with an Increase option or a Refund at Death option. These optional features must be selected at the time You elect an Annuity Payment option and are available only when Annuity Payments are made on a fixed basis.
•	if an Increase option is selected, Annuity Payments will increase on each anniversary of the Annuity Date based on the increase percentage selected (1%, 2%, 3%, 4% or 5%). If You select an Increase option, then Your initial Annuity Payment (to which the increase percentage selected will apply) will be lower than the Annuity Payment You would receive under the Annuity Payment option without the Increase option.
•	The Cash Refund at Death option pays You, upon the Annuitant’s death, the difference between the Annuitized Value and the Annuity Payments made to date. The Installment Refund at Death option will, upon the death of the Annuitant(s), continue Annuity Payments until total Annuity Payments made equal the Annuitized Value.
The death benefit ends upon full annuitization of the Contract.
Annuity Payment Options
The following Annuity Payment options are available on a Variable basis unless otherwise stated.
Before Your Annuity Date, You may select one of the following Annuity Payment options that We currently make available, and will continue to make available for the duration of Your Contract. We reserve the right to make other Annuity Payment options available under the Contract.
Life Annuity with Payments Guaranteed for Life Only, 10, 15, or 20 Years—Annuity Payments are made to the Contract Owner beginning with the Annuity Date. The Annuity Payments will be based upon the number of guaranteed payments selected, and the age and sex of the Annuitant on the Annuity Date. Payments for this Annuity Payment option will continue as long as the Annuitant lives, or until all guaranteed payments have been made, whichever is later.
Under the Life Annuity with Payments Guaranteed for Life Only option, it is possible that only one Annuity Payment will be made if the Annuitant’s death occurs before the scheduled date of the second Annuity Payment. With the Life Annuity with Payments Guaranteed for Life Only on a fixed payment basis, You may elect a Cash or Installment Refund at Death option or an Increase option. With a Life Annuity with Payments Guaranteed for 10, 15, or 20 Years on a fixed payment basis. You may elect an Increase option.
Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC. If the Contract Owner dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the Beneficiary(ies) as scheduled.
If the Annuitant dies before all guaranteed Annuity Payments have been made, the remaining guaranteed Annuity Payments will be paid to the Contract Owner, if living, otherwise to the Beneficiary(ies) as scheduled.
After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made.
Payments for a Specified Period—Annuity Payments are made to the Contract Owner beginning with the Annuity Date and continue for the specified period of time as elected. The specified period can be as short as five years or as long as 30 years, so long as the payments extend beyond the surrender charge period. This option is available on a fixed payment basis only.
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Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC. If the Contract Owner dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the Beneficiary(ies) as scheduled.
If the Annuitant dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the Contract Owner, if living, otherwise to the Beneficiary(ies) as scheduled.
You may elect whether to have the right to make withdrawals. If you elect not to have the right to make withdrawals, (1) You may elect an Increase option and (2) after the Annuity Date, this Annuity Payment option cannot be changed.
If You elect to have the right to make withdrawals, You may change this Annuity Payment option after the Annuity Date. Any change or withdrawal of Annuitized Value You make may affect any subsequent Annuity Payments and may have tax consequences. Surrender charges may apply. If You surrender the Annuitized Value applied to this Annuity Payment option, Annuity Payments will cease and the Contract will terminate. Thereafter, HMLIC will be free of any liability for the terminated Contract.
Joint and Survivor Annuity—Payments are made to the Contract Owner beginning with the Annuity Date. The Annuity Payments will be based upon the specific survivor option selected, and the age and sex of the two Annuitants on the Annuity Date.
The available survivor options are to pay during the lifetime of the survivor (1) 50%, (2) 66 2⁄3%, or (3) 100% of the Annuity Payments paid (or the number of Annuity Units) while both Annuitants were living. Upon the death of one Annuitant, the selected survivor option percentage will be applied to determine the remaining payments during the lifetime of the survivor. Upon the death of the survivor, Annuity Payments cease. If the Contract Owner dies while at least one Annuitant is living, the remaining Annuity Payments will be paid to the Beneficiary(ies) as scheduled. After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made. With the Joint and Survivor Annuity on a fixed payment basis, You may elect an Increase option. With the Joint and 100% Survivor Annuity on a fixed payment basis, You may elect an Increase option or the Installment Refund at Death option or the Cash Refund at Death Option.
Other Payout Options
If the Contract Owner does not wish to elect one or more of the Annuity Payment options described above, the Contract Owner may:
a.	receive the proceeds in a lump sum less any applicable surrender charges, or
b.	leave the Contract with HMLIC and receive the value under any applicable required minimum distribution requirements of IRC Section 401(a) (9), see “Taxation of Qualified Contracts—Required Minimum Distributions,” or
c.	elect any other payout option that HMLIC makes available.
Amount of Fixed and Variable Annuity Payments
The Annuitized Value will be applied to purchase the Annuity Payment option You select. The Annuitized Value applied to purchase Variable Annuity Payments will be allocated to the Subaccount(s) as the Contract Owner instructs. Not all Subaccount(s) may be available for Annuity Payments. The first monthly Annuity Payment purchased per $1,000 applied to each Subaccount under a Variable Annuity Payment option will be the same amount as the initial guaranteed monthly Annuity Payment purchased per $1,000 applied to the corresponding fixed annuity option.
Fixed Annuity Payments—Except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described above), the amount of each Fixed Annuity Payment will not change. Higher Annuity Payments may be made at the sole discretion of HMLIC.
Variable Annuity Payments—If You choose to receive Variable Annuity Payments, the dollar amount of Your payment will depend upon: (1) Your Annuitized Value that is applied to purchase Variable Annuity Payments on the Annuity Date; (2) the assumed interest rate for the Contract (here, 2%); and (3) the performance of the Variable Investment Options You selected. The amount of the first monthly Variable Annuity Payment will vary with the form of Annuity Payment option selected and the age(s) of the Annuitant(s).
The first monthly Variable Annuity Payment is used to calculate the number of Variable Annuity Units for each subsequent monthly Annuity Payment. The number of Variable Annuity Units remains constant over the payment period except when a joint and survivor Annuity Payment option is chosen. In those cases, the number of Variable Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.
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The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Variable Annuity Units by the applicable Variable Annuity Unit Value at the date of payment.
Annuity Unit Value
The Annuity Unit Value for each Subaccount was initially established at $10.00.
•	The current Variable Annuity Unit Value is equal to the prior Variable Annuity Unit Value on the Valuation Date when Annuity Payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing (1) the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by (2) the net asset value of a share of the Underlying Fund on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.
•	If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.
Not all Subaccounts may be available for Annuity Payments.
Misstatement of Age or Sex
If any age or sex has been misstated, We will pay Annuity Payments in the amount which would have been paid at the correct age and sex. We will deduct any overpayments We have made, including interest, from future payments. We will pay any under payments, including interest, in a lump sum to the Contract Owner if living, otherwise to the beneficiary(ies). The interest rate will be equal to the guaranteed interest rate after the Annuity Date, as indicated on the Annuity Data pages of the Contract. We may pay interest in excess of the guaranteed amount. This interest may vary from time to time and is not guaranteed.
Tax Consequences
The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the provisions of annuity contracts are extremely complex, often difficult to comprehend and may be changed at any time. This discussion does not address special rules, prior tax laws, gift, estate/transfer taxes, or state tax laws. A Contract Owner or a prospective Contract Owner should consult a qualified and competent tax advisor before taking any action that could have tax consequences.
In addition, a Contract Owner or a prospective Contract Owner considering purchase of an annuity contract for a Qualified Retirement Plan should understand that purchasing the Contract as an investment vehicle for the qualified plan does not provide any additional tax advantage beyond that already available through the qualified plan.
Tax Treatment of the Company and the Separate Account
Separate Account—The operations of the Separate Account form part of the operations of HMLIC and do not constitute a type of taxable entity distinct from Our other operations. Under present law, no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met.
Diversification Requirements—The IRC requires that the investments of the Separate Account be “adequately diversified” under Section 817(h) in order for the Contracts to be treated as annuity contracts for federal income tax purposes. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment income and capital gains under a Contract until Annuity Payments begin or a surrender or withdrawal is made. The Separate Account intends to comply with these diversification requirements.
Contract Owner Control—In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts because of their ability to direct their investments to particular subaccounts of a separate account. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of Our Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published guidance. While We believe the Contracts do not give the Contract Owners investment control over Separate Account assets, We reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.
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Foreign Tax Credits—We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal law.
General Federal Income Tax Provisions
Deductibility of Premium Payments—Premium payments made to Non-Qualified Contracts are not deductible from current taxable income. Under certain circumstances premium payments made to Qualified Contracts may be excludible or deductible from current taxable income.
Pre-Distribution Taxation of Contracts—Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC. However, certain assignments or pledges of a Contract or loans under a Contract may be treated as distributions and accelerate the taxability of investment earnings.
Premature Distribution Tax—In the case of a distribution from a Contract, there may be imposed an additional tax (penalty tax) equal to 10% (25% for SIMPLE IRAs during the first two years) of the amount treated as income. In general, however, there is no penalty tax on distributions:
•	made on or after the Contract Owner reaches age 59½;
•	made on or after the death of a Contract Owner;
•	attributable to the Contract Owner becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the Contract Owner.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax advisor with regard to exceptions from the penalty tax.
Annuity Payments—Although tax consequences may vary depending on the payout option elected under a Contract, some or all of each Annuity Payment is generally taxed as ordinary income, while a portion may not be taxed. The determination of the amount of each Annuity Payment that is subject to current income tax depends upon the type of Contract and Your particular circumstances.
Death Benefits—Amounts may be distributed from a Contract because of the death of the Contract Owner. Such death benefits are not life insurance benefits. Generally, such amounts are includible in the income of the beneficiary as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Contract, or (ii) if distributed under an annuity payment, they are taxed in the same way as Annuity Payments.
Contract Transactions—A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to You that are not discussed herein. In addition, a transfer or assignment of a Contract that is a Qualified Contract is generally prohibited. A Contract Owner contemplating any such transaction should consult a tax advisor as to the tax consequences.
Withholding—Mandatory federal income tax is required to be withheld at the rate of 20% on eligible rollover distributions from Qualified Contracts. Exceptions to this rule include: distributions from traditional IRAs or Roth IRAs, non-taxable distributions, a direct rollover or direct transfer to an eligible retirement plan, periodic payments over the Contract Owner’s life expectancy or the joint life expectancy of the Contract Owner and the beneficiary, periodic payments over a period of ten years or more, required minimum distributions, and hardship distributions.
For all amounts not subject to the mandatory 20% withholding, federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated similar to wage withholding. For all other payments withholding is at the rate of 10%. For periodic payments, HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.
Definition of Spouse under Federal Law—The right of a spouse to continue the Contract and all Contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. IRS guidance provides that civil unions and similar relationships recognized under state law are not marriages unless denominated as such.
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Taxation of Non-Qualified Contracts
Generally all or a portion of any distribution from a Non-Qualified Contract will be taxable as ordinary income. The taxable amount will be dependent upon the type of distribution and the “investment in the contract”. The investment in the contract is generally the total of all premium payments and represents the portion of the Contract already taxed. The investment in the Contract is reduced by the portion of a withdrawal or other distribution not taxed. The remaining portion of the Contract is investment earnings, which have not yet been taxed.
Withdrawals—If a withdrawal of less than the entire value of a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to current income tax up to the amount of the investment earnings in the Contract. For Contracts issued before August 14, 1982, the rules for determining the portion of any withdrawal that is treated as ordinary income subject to current income tax are different and You should consult with a tax advisor.
In the case of a withdrawal of the entire value of the Contract (a surrender), the amount received generally will be subject to current income tax only to the extent it exceeds the Contract Owner’s “investment in the contract”.
Annuity Payments—For Annuity Payments received under a Non-Qualified Contract a portion of each Annuity Payment will consist of both a return of the investment in the contract and investment earnings. The portion considered excludible from taxable income, or a return of the investment in the contract, is determined by the ratio of the total amount of the investment in the contract to the “expected return” under the Contract (exclusion ratio). Generally, the expected return is the total amount that can be expected to be received under the Contract. The calculation of the expected return will vary depending upon the payout options selected and ages of the Annuitants. When the investment in the contract has been recovered all future Annuity Payments will be fully taxable. For Annuity Payments that began before January 1, 1987, the exclusion ratio will apply to all payments received.
Partial Annuitization—If a portion of the Account Value of a Non-Qualified Contract is applied to purchase Annuity Payments and the Contract meets certain rules, that portion will be treated as a separate Contract with a pro-rata allocation of the investment in the contract and a separate Annuity Date for purposes of determining the income taxation of the Annuity Payments. The Annuity Payments must be made over a period of 10 years or more, or over the life expectancy of one or more Annuitants. Annuity Payments under a partial annuitization will be subject to income tax as discussed in the previous paragraph.
Premature Distribution Tax—An additional tax (penalty tax) may also apply to premature distributions from a Non-Qualified Contract. A premature distribution is generally any distribution made before the Contract Owner reaches age 59½. The penalty tax is 10% of the amount of the payment that is includable in income.
Certain payments may be exempt from the penalty tax, such as payments made:
1)	after age 59½,
2)	as the result of death or disability,
3)	under an immediate annuity contract, and
4)	that are part of a series of substantially equal periodic payments over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and a beneficiary.
Required Minimum Distributions Upon Death of the Contract Owner—The beneficiary of a Non-Qualified Contract is generally required to take certain required minimum distributions upon the death of the Contract Owner. Specifically, if the Contract Owner dies on or after the Annuity Date the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death. If the Contract Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of the Contract Owner’s death. There are two exceptions to the five-year rule: payments over the life expectancy, or a period not exceeding the life expectancy, of the designated beneficiary provided the payments begin within one year of the Contract Owner’s death, or, if the beneficiary is the surviving spouse, the spouse may treat the Contract as his or her own and continue the Contract. The designated beneficiary refers to a natural person designated by the Contract Owner as a beneficiary to receive the death benefit under the Contract.
Required Minimum Distribution Excise Tax—If the amount distributed from a Non-Qualified Contract is less than the required minimum distribution for the year, the beneficiary is generally subject to a nondeductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.
Multiple Contracts—All non-qualified deferred annuity contracts that are issued by Us (or Our affiliates) after October 21, 1988 to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Contract Owner’s income when a taxable distribution occurs.
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Exchanges—Exchanges of Non-Qualified Contracts are an assignment of the accumulation in the Contract to another issuer and if completed in accordance with federal tax rules would not be includable in income until they are ultimately paid out to the Contract Owner.
Net Investment Income Tax—A net investment income tax of 3.8% applies to all or part of a taxpayer’s net investment income when certain thresholds are met. Net investment income includes interest, dividend, and annuity income. However, distributions from Qualified Contracts are excluded from net investment income. The tax is assessed against the lesser of net investment income or the amount of modified adjusted gross income that exceeds $200,000 for single taxpayers and those filing as Head of Household, $250,000 for married taxpayers filing jointly and $125,000 for married taxpayers filing separately.
Taxation of Qualified Contracts
Qualified Retirement Plans receive tax-favored treatment under provisions of the IRC. Purchasing a Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the qualified plan. In addition, Qualified Contracts issued under IRC Sections 403(b), 457(b), and 401 are subject to the terms of the employer’s plan, which may limit rights and options otherwise available under the Contract.
Contributions—Premium payments made to Qualified Contracts are generally not subject to current income tax at the time they are made. This includes salary reduction amounts made under a salary reduction agreement and non-elective contributions made by Your employer. The exceptions to this are contributions to Roth IRA’s, the amount of salary reductions designated as a Roth contribution (discussed below), and traditional IRA contributions determined to not be deductible. These contributions are all subject to current income tax in the year they were made. Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC and the employer’s plan, if applicable. Distributions of investment earnings attributable to amounts from a Roth IRA or a designated Roth account may not be subject to income tax if certain conditions are met.
Section 403(b), 457(b), and 401(k) Qualified Retirement Plans are allowed to establish Designated Roth accounts within their plans. If this feature is included in the plan, the Contract Owner can designate some or all of his/her salary reduction contributions as Designated Roth contributions resulting in those designated amounts being includable in the Contract Owner’s income in the year they were made and subject to all wage withholding requirements.
Designated Roth contributions, combined with other salary reduction contributions, are subject to the annual limits discussed under the “Section 403(b) Tax-Deferred Annuity”, “457(b) Eligible Governmental Plan”, and “Section 401” sections, below. Designated Roth contributions are also subject to the same distribution restrictions and required minimum distributions as all other contributions in the plan.
A 403(b), 457(b), or 401(k) Qualified Retirement Plan may allow amounts in non-Roth accounts that are eligible for distribution to be converted to Designated Roth accounts. In addition, plans may also allow conversion of amounts that are not eligible for distribution. Amounts converted to a Designated Roth account are taxable as ordinary income in the year of conversion, but are not subject to the 10% penalty tax. However, if there is a distribution of these amounts within the next 5 years they may be subject to the recapture of the 10% penalty tax.
Withdrawals—If a withdrawal of a portion or all (surrender) of the value of a Qualified Contract occurs, the entire amount received will be treated as ordinary income subject to current income tax unless the Contract Owner has an “investment in the contract.” The investment in the contract is the total of all contributions with the exception of those that were excludible or deductible from income at the time made and represents the portion of the Contract already taxed. When there is an investment in the contract, the amount of the withdrawal not subject to income tax is based upon the ratio of the investment in the contract to the total value immediately before the distribution.
For withdrawals from Roth IRAs or Designated Roth accounts in a 403(b), 457(b), or 401(k) Contract, if the distribution is a qualified distribution, earnings are not subject to income tax. A distribution from a Designated Roth account in a 403(b), 457(b), or 401(k) Contract is considered qualified if it is made more than five years after establishment of the account and made on or after the Contract Owner attains age 59½, dies or becomes disabled. A distribution from a Roth IRA is considered qualified if it is made at least five years after issuance of the Contract Owner’s first Roth IRA and made after the Contract Owner attains age 59½, dies or becomes disabled, or is eligible for a qualified first-time homebuyer distribution. In addition, a Roth IRA Contract Owner may receive a distribution of after-tax contributions at any time.
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Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 403(b), 457(b), and 401(k) plans will generally not be treated as distributions if the terms of the loan require repayment within five years (except loans to acquire a home), the terms of the loan require substantially level payments over the term of the loan, the loan amount does not exceed $50,000 or 50% of the value of the Contract if less, and the terms of the loan are evidenced by a legally enforceable agreement. The IRC does not permit loans from IRAs, Roth IRAs, SIMPLEs or SEPs.
Annuity Payments—Annuity Payments received under a Qualified Contract will be treated as ordinary income subject to current income tax unless the Contract Owner has an investment in the contract. If the Contract Owner has an investment in the contract some portion of each Annuity Payment will be treated as ordinary income subject to current income tax based upon IRC Section 72 rules, the payment options selected, and age(s) of the Annuitant(s).
Annuity Payments from Roth IRAs or Designated Roth accounts in a 403(b), 457(b), or 401(k) Contract will not be subject to income tax if they are qualified distributions as defined above.
Rollovers—A rollover, including a direct rollover, is a distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan and is not subject to current income tax. Distributions that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting in the new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the Contract Owner or other payee. Distributions that are properly rolled over are not includable in income until they are ultimately paid out of the new contract. For Section 403(b), 457(b) and 401 Contracts only amounts eligible for distribution can be rolled over.
Beginning in 2015 only one indirect rollover form an IRA to another, or the same, IRA can be made in any 12-month period. The limit will be applied by aggregating all individual IRAs, including Traditional, Roth, SEP and SIMPLE. Trustee-to-trustee or issuer-to issuer transfers are not limited, and conversions of Traditional IRAs to Roth IRAs are not limited.
Amounts under a Section 403(b) plan can be rolled over to another 403(b) plan, a traditional IRA, a SEP IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401 plan. Amounts in a Designated Roth account of a Section 403(b) plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, a 457(b) governmental plan or a Section 401(k) plan, or to a Roth IRA.
Amounts under a traditional IRA can be rolled over to a Section 403(b) plan, another traditional IRA, a SEP IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401 plan. After-tax contributions in a traditional IRA can only be rolled over into another IRA.
Amounts under a SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Thereafter, a SIMPLE IRA can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, a Section 457 (b) plan (provided it agrees to separate accounting), or a Section 401 plan.
Amounts under a SEP IRA can be rolled over to a Section 403(b) plan, a traditional IRA, another SEP IRA, an eligible 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401 plan.
Amounts under a Roth IRA can be rolled over to another Roth IRA.
Amounts under an eligible Section 457(b) governmental plan can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, another eligible Section 457(b) governmental plan, or a Section 401 plan. Amounts in a Designated Roth account of a 457(b) governmental plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, another Section 457(b) governmental plan, or a Section 401(k) plan, or to a Roth IRA.
Amounts under a Section 401 plan can be rolled over to a 403(b) plan, a traditional IRA, a SEP IRA, a Section 457(b) governmental plan (provided it agrees to separate accounting) or another Section 401 plan.
After December 18, 2015 SIMPLE IRAs may accept rollovers from a 403(b) plan, 457(b) plan, 401plan, traditional IRA, or SEP IRA after the first two years of participation in the SIMPLE IRA.
Beneficiaries may also make rollovers. If the beneficiary is the surviving spouse, the amount may be rolled over to his or her own eligible retirement plan, provided the plan accepts rollover contributions, to his or her own IRA or to an inherited IRA. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA or Roth IRA if from a decedent’s Roth 403(b), Roth 457(b), or Roth 401(k), which is subject to the inherited IRA minimum distribution rules.
Transfers and Exchanges—For Qualified Contracts, with the exception of Section 403(b) Contract, a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Contract to a similar Qualified Contract that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Contract.
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For a Section 403(b) Contract, a transfer is the movement of all or some portion of the balance in the 403(b) Contract from one employer’s 403(b) plan to another employer’s 403(b) plan, and an exchange is the movement of all or some portion of the balance in a 403(b) Contract between investment providers in the same employer’s 403(b) plan. You should consult with a tax advisor for additional guidance on transfers and exchanges.
Premature Distribution Tax—An additional tax (penalty tax) may also apply to premature distributions from a Qualified Contract. A premature distribution is generally any distribution made before the Contract Owner reaches age 59½. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of traditional IRAs or other eligible retirement plans to Roth IRAs and most distributions from Section 457(b) plans. However, it will apply if converted amounts are distributed during the five-year period beginning with the year of conversion.
Certain payments may be exempt from the penalty tax depending on the type of Qualified Contract such as payments made:
1)	after 59½,
2)	as the result of death or disability,
3)	that are part of a series of substantially equal periodic payments over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and beneficiary,
4)	after separation from service and attainment of age 55,
5)	for medical care,
6)	under a qualified domestic relations order (QDRO),
7)	to correct excess contributions, and/or deferrals, and
8)	in limited circumstances, to a reservist called to active duty after September 11, 2001.
If the Contract is a traditional IRA or Roth IRA, the exceptions above related to separation from service and qualified domestic relations order do not apply and there are additional exceptions, which include a payment made:
1)	for reimbursement of health insurance while the Contract Owner was unemployed,
2)	for qualified education expenses, and
3)	for a qualified first-time home purchase.
Required Minimum Distributions—The Contract Owner of a Qualified Contract (other than a Roth IRA) is generally required to take certain required minimum distributions during the Contract Owner’s life, and the beneficiary designated by the Contract Owner is required to take the balance of the Contract value within certain specified periods following the Contract Owner’s death. Roth IRAs are not subject to the lifetime required minimum distribution requirements but are subject to the after-death distributions requirements described below.
The Contract Owner must take the first required minimum distribution by the required beginning date and subsequent required minimum distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and the beneficiary. The amount of the required minimum distribution depends upon the Contract value and the applicable life expectancy. The required beginning date for traditional IRAs, SEPs, and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70½. The required beginning date for Section 403(b) plans, Section 457(b) plans, and Section 401 plans is the later of April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70½ or retires.
Upon the death of the Contract Owner, the beneficiary must take distributions under one of the following two rules:
1.	If the Contract Owner dies on or after the required beginning date and has designated a beneficiary, any remaining balance will continue to be distributed at least as rapidly as under the method of distribution in effect as of the Contract Owner’s date of death.
2.	If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner’s death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Contract Owner would have reached age 70½ or in the case of an IRA, treat the IRA as his or her own and roll over the Contract to a traditional IRA or any other eligible
34

retirement plan. If the Contract value is payable to a beneficiary other than a spouse, it may be paid over the life expectancy of that beneficiary, provided distributions begin by December 31 of the calendar year following the year of the Contract Owner’s death. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA that meets the IRS requirements of an “inherited IRA”.
Required Minimum Distribution Excise Tax—If the amount distributed from a Qualified Contract is less than the required minimum distribution for the year (discussed above), the Contract Owner is generally subject to a nondeductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.
Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans
All contributions to Qualified Retirement Plans are subject to annual limitations imposed by the IRC and discussed below for each type of Qualified Retirement Plan. Employer contributions are subject to additional limitations and are not discussed here. In addition, employer sponsored retirement plans, such as Section 403(b), Section 457(b) Eligible Governmental, and Section 401, may impose restrictions on distributions other than those provided by the IRC.
Section 403(b) Tax-Deferred Annuity—A Section 403(b) Contract is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Salary reduction contributions are limited to the lesser of $18,000 for 2017 or 100% of income. A special catch-up contribution is available to certain Contract Owners who have 15 years of service with his or her current employer. Additional catch-up amounts, $6,000 for 2017 may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation in future years. Employer contributions are allowed with additional limitations. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth Contributions (Roth 403(b)). Roth 403(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 403(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of Roth 403(b) contributions which are included in income in the year contributed. Distributions from Section 403(b) Contracts generally cannot be made until the Annuitant attains age 59½. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Contract as of December 31, 1988. Section 403(b) Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) Contracts are subject to the required minimum distribution rules.
Section 408 Traditional IRA—Annual contributions (other than rollover contributions) to a traditional IRA are limited to $5,500 for 2017 for both an individual and the spouse. Additional catch-up contributions, up to $1,000 for 2017, may be made if the Contract Owner is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contribution limits to a traditional IRA are coordinated with Roth IRA contributions. Contributions cannot be made after age 70½ (this limitation does not apply to Roth IRAs). The amount of any annual contribution that will be deductible from gross income is based upon the individual’s compensation, coverage under a retirement plan, and marital status. For 2017, if the owner of the traditional IRA Contract is an active participant in another eligible retirement plan the deduction phases out when adjusted gross income (“AGI”) is between $62,000 and $72,000 for single filers and between $99,000 and $119,000 for married individuals filing jointly and between $0 and $10,000 for married filing separately. If the Contract Owner is not an active participant in an employer’s retirement plan but the Contract Owner’s spouse is, the deduction phases out when AGI is between $186,000 and $196,000. Traditional IRA accumulations may be eligible for a tax-free rollover to another eligible retirement plan or transfer to another traditional IRA (subject to the one rollover per year limitation discussed earlier under “Rollovers”). Traditional IRAs are subject to required minimum distribution rules.
Roth IRA—Annual contributions to a Roth IRA are limited to $5,500 for 2017 for both the individual and the spouse. An additional catch-up contribution, up to $1,000 for 2017, is allowed if the individual is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contributions to a traditional IRA are coordinated with Roth IRA contributions. The annual contribution has additional limitations based upon the Contract Owner’s income and marital status. The annual contribution maximum is phased out when AGI is between $118,000 and $133,000for single taxpayers and those taxpayers filing Head of Household, between $186,000 and $196,000for married taxpayers filing jointly and between $0 and $10,000 for married taxpayers filing separately. Contributions to a Roth IRA are not deductible and if the Contract Owner has held any Roth IRA for more than five years, certain qualified distributions are not includable in income (e.g., distributions made to a Contract Owner reaching age 59½ or becoming disabled). Traditional IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of participation in a SIMPLE IRA) and other retirement plans can generally be converted to a Roth IRA. The converted amount is includable in income in the year of conversion. Roth IRAs can only be rolled over to other Roth IRAs (subject to the one rollover per year limitation discussed earlier under “Rollovers”). If certain requirements are met, it may be possible to recharacterize a Roth IRA contribution as a traditional IRA contribution. Roth IRAs are not subject to the required minimum distribution rules.
35

Simplified Employee Pension (SEP)—If the Contract is used for a SEP IRA plan and the Contract Owner has elected to make traditional IRA contributions, the same limitations regarding maximum contributions and deductibility apply as those described above under traditional IRAs. If the SEP is offered under a salary reduction basis (SARSEP), the limitation for salary reduction contributions is $18,000 for 2017. The additional catch-up amount, up to $6,000 for 2017, may be contributed if the individual is age 50 or older. Both the annual and catch-up contributions are indexed for inflation in future years. New SARSEPs are not permitted after 1996, however, those in effect before 1997 may continue. Employer contributions are allowed subject to additional limitations and must be coordinated with other eligible retirement plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and required minimum distribution rules apply the same as for traditional IRAs.
Section 457(b) Eligible Governmental Plan—A Section 457(b) deferred compensation plan is available for employees of eligible state or local governments. Salary reduction amounts are limited to the lesser of $18,000 for 2017 or 100% of includable compensation. Additional catch-up amounts, up to $6,000 for 2017, may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. An additional special catch-up contribution is allowed in the three years of employment before attaining normal retirement age as stated in the employer’s plan. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth contributions (Roth 457(b)). Roth 457(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 457(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of Roth 457(b) contributions which are included in income in the year contributed. Distributions are not generally allowed until the Contract Owner reaches age 70½ except for severance from employment or an unforeseeable emergency. Section 457(b) annuity contract accumulations can be rolled over or transferred to other Section 457(b) eligible governmental plan contracts or an eligible retirement plan. Section 457(b) annuity contracts are subject to the required minimum distribution rules.
Savings Incentive Match Plan for Employees (SIMPLE IRA)—If the Contract is used for a SIMPLE IRA, the salary reduction limitation is $12,500 for 2017 and is indexed for inflation in future years. As with traditional IRAs, additional contributions are allowed for individuals age 50 and older, $3,000 for 2017. Employer contributions are also required and are coordinated with other Qualified Retirement Plan contribution limitations. SIMPLE IRAs can accept rollovers only from other SIMPLE IRAs. Rollovers from SIMPLE IRAs are similar to traditional IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required minimum distribution rules apply the same as for traditional IRAs.
Section 401—Section 401 permits employers to establish various types of retirement plans (e.g., pension, money purchase, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with Section 401 may permit the purchase of annuity contracts to provide benefits under the plan. A retirement plan qualified under Section 401 may be funded with employer contributions, employee contributions, or a combination of both. Employee contributions may be made pre-tax (under a salary reduction agreement) or on an after-tax basis. Salary reduction amounts for traditional 401(k) plans are limited to the lesser of $18,000 for 2017 or 100% of includable compensation. Additional catch-up amounts, up to $6,000 for 2017 may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. If permitted by Your plan, some or all of salary reduction contributions made to 401(k) plans may be treated as Designated Roth contributions (Roth 401(k)). Roth 401(k) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 401(k) contributions are includable in income in the year contributed. Distributions are generally not allowed prior to retirement and You should consult Your employer’s plan or with a tax advisor for additional information. Section 401 Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 401 Contracts are subject to the required minimum distribution rules.
Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the Contract, purchasers of annuity contracts should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent may be included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor and/or a tax advisor for more information.
36

Gift and Generation-skipping Transfer Tax
The Gift and Generation-skipping Transfer Tax may apply when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. In addition, regulations issued under the IRC may require Us to deduct the tax from Your Contract, or from any applicable payment, and pay it directly to the Internal Revenue Service. Consult a tax advisor for more information.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers who/that are U.S. citizens or residents. Annuity contract purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract purchaser’s country of citizenship or residence. Prospective annuity contract purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation, or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
Other Information
Distribution of the Contract—The Contracts are offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts may be offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 1.00% to 11.00% of premium payments received. No specific charge is assessed directly to Contract Owners or to the Separate Account to cover the commissions and endorsement-related payments. We do intend to recover the amount of these commissions and other sales expenses and incentives We pay, however, through the fees and charges collected under the Contract and other corporate revenue.
Association Relationships—HMLIC or an affiliate has relationships with various education associations and school administrator associations. Under these relationships, HMLIC or an affiliate may pay the association for certain special functions, advertising, and similar services, including but not limited to the following:
•	Providing HMLIC or an affiliate with access to and opportunities to market its products to association members;
•	Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;
•	Allowing HMLIC or an affiliate to sponsor and/or attend (and market its products at) association meetings, conferences, or conventions; and
•	Allowing HMLIC or an affiliate to conduct workshops for association members.
Certain education associations endorse various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements.
Legal Proceedings—HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC’s ability to meet its obligations under the Contract.
Modification of the Contract—The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.
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HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct their Net Premium payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then (i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.
Registration Statement—A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contract. This prospectus summarizes the material rights granted under and features of the Contract. For a complete statement of the terms thereof, reference is made to the Contract and these instruments as filed. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits.
Communications to Contract Owners—To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, by calling (800) 999-1030 (toll-free) or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.
HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner’s last known state of residence in accordance with the state’s abandoned property laws.
Contract Owner Inquiries—toll-free number, (800) 999-1030, is available to telephone HMLIC’s Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657 or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.
Forms Availability—Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030 or may be downloaded from Our secure website at horacemann.com.
Investor Information from FINRA—Information about HM Investors and Your agent is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).
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Table of Contents for the Statement of Additional Information
A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:
Topic	Page
General Information and History	3
Underwriter	3
Independent Registered Public Accounting Firm	3
Financial Statements	4
To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, or send it by telefacsimile (FAX) transmission to (877) 832-3785, or telephone (800) 999-1030 (toll-free) to request a copy.
Horace Mann Life Insurance Company
P.O. Box 4657
Springfield, Illinois 62708-4657
Please provide free of charge the following information:
______ Statement of Additional Information dated May 1, 2017 for the Separate Account
Please mail the above document to:

(Name)

(Address)

(City/State/Zip)
39

Appendix A: Death Benefit Examples

5% Accumulation Guaranteed Minimum Death Benefit (“GMDB”) example
Assume the following:
•	There is an initial Net Premium of $100,000.
•	There is a withdrawal on the 3rd Contract Anniversary of $25,000. The Account Value immediately before the withdrawal is $125,000.
•	We are calculating the death benefit on the 5th Contract Anniversary. The Account Value at that time is $101,000.
•	There are no loans on the Contract.
•	The oldest Contract Owner has not yet attained age 81.
•	No other GMDB rider was selected.
The accumulation GMDB value at issue is equal to the initial Net Premium.
$100,000
The accumulation GMDB value immediately before the withdrawal is the initial Net Premium accumulated at 5% interest for 3 years:
$100,000 × 1.053 = $115,763
The withdrawal adjustment is the withdrawal amount divided by the Account Value immediately before the withdrawal and multiplied by the accumulation GMDB value immediately before the withdrawal:
$25,000/$125,000 × $115,763 = $23,153
The accumulation GMDB value immediately following the withdrawal is the accumulation GMDB value immediately before the withdrawal less the withdrawal adjustment:
$115,763 – $23,153 = $92,610
The accumulation GMDB value on the 5th Contract Anniversary is the accumulation GMDB value immediately following the withdrawal accumulated at 5% interest for 2 years:
$92,610 × 1.052 = $102,103
The return of premium death benefit on the 5th Contract Anniversary is the initial Net Premium less a withdrawal adjustment:
$100,000 – ($25,000/$125,000 × $100,000) = $80,000
The death benefit is the greatest of the accumulation GMDB, the return of premium death benefit, and the Account Value.
Max [$102,103, $80,000, $101,000] = $102,103
Guaranteed Minimum Death Benefit—Annual Step-up (“GMDB”) example
Assume the following:
•	There is an initial Net Premium of $100,000.
•	The Account Value on the 1st Contract Anniversary is $90,000.
•	The Account Value on the 2nd Contract Anniversary is $120,000.
•	There is a withdrawal during the 3rd Contract Year of $25,000. The Account Value immediately before the withdrawal is $125,000.
•	The Account Value on the 3rd Contract Anniversary is $105,000.
•	We are calculating the death benefit during the 4th Contract Year. The Account Value at that time is $101,000.
•	There are no loans on the Contract.
•	The oldest Contract Owner has not yet attained age 81.
•	No other GMDB rider was selected.
The step-up anniversary value for the 1st Contract Anniversary projected to the date of death is the Account Value on the 1st Contract Anniversary less an adjustment for the subsequent withdrawal:
$90,000 – ($25,000/$125,000 × $90,000) = $72,000
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The step-up anniversary value for the 2nd Contract Anniversary projected to the date of death is the Account Value on the 2nd Contract Anniversary less an adjustment for the subsequent withdrawal:
$120,000 – ($25,000/$125,000 × $120,000) = $96,000
The step-up anniversary value for the 3rd Contract Anniversary projected to the date of death is the Account Value on the 3rd Contract Anniversary:
$105,000
The step-up GMDB is equal to the maximum of these values:
Max [$72,000, $96,000, $105,000] = $105,000
The return of premium death benefit at the date of death is the initial Net Premium less a withdrawal adjustment:
$100,000 – ($25,000/$125,000 × $100,000) = $80,000
The death benefit is the greatest of the step-up GMDB, the return of premium death benefit, and the Account Value.
Max [$105,000, $80,000, $101,000] = $105,000
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Appendix B: Condensed Financial Information

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Separate Account financial statements. The information should be read in conjunction with the financial statements of the Separate Account and the related notes that are included in the Statement of Additional Information.
The Separate Account was established in 1965. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. The Wilshire VIT Global Allocation Fund commenced operations on January 1, 1983. T. Rowe Price Government Money Market Portfolio, Wilshire Variable Insurance Trust 2015 ETF Fund, Wilshire Variable Insurance Trust 2025 ETF Fund, and Wilshire Variable Insurance Trust 2035 ETF Fund were added to the Separate Account on May 1, 2006. The Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio was added on May 1, 2008. The Calvert VP S&P MidCap 400 Index and Templeton Global Bond VIP Fund were added to the Separate Account on May 1, 2010. The Lord Abbett Series Developing Growth Portfolio was added to the Separate Account on May 1, 2013. The American Funds IS New World Fund, American Funds IS Managed Risk Asset Allocation Fund, American Funds IS Growth Fund and American Funds IS Blue Chip Income and Growth Fund were added to the Separate Account on May 1, 2014. The MFS Mid Cap Value Portfolio, JPMorgan Small Cap Value, Fidelity VIP Real Estate SC 2, Franklin High Income VIP Fund, Fidelity VIP Freedom 2015 SC2, Fidelity VIP Freedom 2025 SC2, Fidelity VIP Freedom 2035 SC2, Fidelity VIP Freedom 2045 SC2, Fidelity VIP FundsManager 20% SC2, Fidelity VIP FundsManager 50% SC2, Fidelity VIP FundsManager 60% SC2, Fidelity VIP FundsManager 70% SC2 and Fidelity VIP FundsManager 85% SC2 were added to the Separate Account on May 1, 2015. The BlackRock High Yield V.I. III Portfolio was added to the Separate Account on May 1, 2017, therefore no information is included in the table below. All other Underlying Funds not specified above were added to the Separate Account on August 9, 2000.
1.25 M&E
Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
American Funds IS Blue Chip Growth and Income Fund	12/31/2016	$ 14.32	$ 16.76	574,430
	12/31/2015	14.98	14.32	319,890
	12/31/2014	13.62	14.98	84,547
American Funds IS Growth Fund	12/31/2016	$ 88.47	$ 95.44	107,125
	12/31/2015	84.04	88.47	60,626
	12/31/2014	78.04	84.04	16,334
American Funds IS Managed Risk Asset Allocation Fund	12/31/2016	$ 11.90	$ 12.61	246,112
	12/31/2015	12.18	11.90	181,084
	12/31/2014	11.93	12.18	94,681
American Funds IS New World Portfolio	12/31/2016	$ 21.73	22.54	329,067
	12/31/2015	22.77	21.73	82,419
	12/31/2014	24.81	22.77	22,324
Calvert VP S&P Mid Cap 400 Index	12/31/2016	$103.29	$122.40	1,884,833
	12/31/2015	107.70	103.29	67,674
	12/31/2014	100.05	107.70	38,809
	12/31/2013	76.45	100.05	29,534
	12/31/2012	66.15	76.45	13,690
	12/31/2011	68.65	66.15	7,629
	12/31/2010	63.50*	68.65	1,871
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Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio – Service Shares	12/31/2016	$ 24.99	$ 31.04	4,198,715
	12/31/2015	25.91	24.99	238,601
	12/31/2014	24.95	25.91	152,744
	12/31/2013	17.95	24.95	111,060
	12/31/2012	15.70	17.95	60,619
	12/31/2011	15.80	15.70	47,441
	12/31/2010	12.71	15.80	39,366
	12/31/2009	10.28	12.71	24,885
	12/31/2008	14.66	10.28	4,656
Fidelity VIP Freedom 2015 SC 2	12/31/2016	$ 12.34	$ 12.86	40,357
	12/31/2015	12.95*	12.34	15,585
Fidelity VIP Freedom 2025 SC 2	12/31/2016	$ 12.90	$ 13.51	268,364
	12/31/2015	13.63*	12.90	82,107
Fidelity VIP Freedom 2035 SC 2	12/31/2016	$ 19.16	$ 20.16	292,134
	12/31/2015	20.44*	19.16	135,920
Fidelity VIP Freedom 2045 SC 2	12/31/2016	$ 18.18	$ 19.13	179,513
	12/31/2015	19.39*	18.18	60,078
Fidelity VIP FundsManager 20%	12/31/2016	$ 11.05	$ 11.21	339,839
	12/31/2015	11.36*	11.05	20,500
Fidelity VIP FundsManager 50%	12/31/2016	$ 11.88	$ 12.22	542,606
	12/31/2015	12.38*	11.88	20,276
Fidelity VIP FundsManager 60%	12/31/2016	$ 11.10	$ 11.48	2,327,991
	12/31/2015	$ 11.61*	11.10	224,626
Fidelity VIP FundsManager 70%	12/31/2016	$ 12.08	$ 12.51	1,651,114
	12/31/2015	$ 12.68*	12.08	148,561
Fidelity VIP FundsManager 85%	12/31/2016	$ 11.90	$ 12.40	904,565
	12/31/2015	$ 12.57*	11.90	90,415
Fidelity VIP Index 500 Portfolio	12/31/2016	$244.76	$269.76	1,530,551
	12/31/2015	245.18	244.76	420,315
	12/31/2014	219.12	245.18	408,920
	12/31/2013	168.15	219.12	406,436
	12/31/2012	147.21	168.15	401,405
	12/31/2011	146.39	147.21	411,762
	12/31/2010	129.13	146.39	418,636
	12/31/2009	103.43	129.13	410,010
	12/31/2008	166.55	103.43	392,649
	12/31/2007	160.32	166.55	376,661
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Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity VIP Investment Grade Bond Portfolio	12/31/2016	$ 20.83	$ 21.50	1,343,431
	12/31/2015	21.28	20.83	1,321,951
	12/31/2014	20.40	21.28	1,262,579
	12/31/2013	21.08	20.40	1,265,188
	12/31/2012	20.21	21.08	1,240,859
	12/31/2011	19.11	20.21	1,202,724
	12/31/2010	17.99	19.11	1,205,363
	12/31/2009	15.76	17.99	1,169,193
	12/31/2008	16.52	15.76	1,184,659
	12/31/2007	16.07	16.52	1,187,080
Fidelity VIP Overseas Portfolio	12/31/2016	$ 27.00	$ 25.26	1,939,864
	12/31/2015	26.46	27.00	1,899,799
	12/31/2014	29.22	26.46	1,873,166
	12/31/2013	22.72	29.22	1,789,436
	12/31/2012	19.11	22.72	1,757,816
	12/31/2011	23.40	19.11	1,734,674
	12/31/2010	20.99	23.40	1,660,609
	12/31/2009	16.82	20.99	1,583,618
	12/31/2008	30.37	16.82	1,446,180
	12/31/2007	26.27	30.37	1,188,249
Fidelity VIP Real Estate SC2	12/31/2016	$ 19.88	$ 20.71	723,340
	12/31/2015	$ 19.45*	19.88	42,993
JPMorgan Insurance Trust U.S. Equity Portfolio	12/31/2016	$ 26.35	$ 28.87	966,155
	12/31/2015	26.45	26.35	974,651
	12/31/2014	23.51	26.45	936,395
	12/31/2013	17.47	23.51	985,859
	12/31/2012	15.03	17.47	1,049,270
	12/31/2011	15.51	15.03	1,127,274
	12/31/2010	13.82	15.51	1,178,422
	12/31/2009	9.97	13.82	1,214,617
	12/31/2008	15.28	9.97	1,313,498
	12/31/2007	15.22	15.28	1,303,982
JPMorgan Small Cap Value Fund(1)	12/31/2016	$ 24.25	$ 31.11	35,038
	12/31/2015	$ 26.64*	24.25	15,233
Lord Abbett Series Developing Growth Portfolio	12/31/2016	$ 23.71	$ 22.81	115,297
	12/31/2015	26.16	23.71	88,954
	12/31/2014	25.54	26.16	37,906
	12/31/2013	18.17*	25.54	18,394
MFS Mid Cap Value	12/31/2016	$ 9.41	10.76	171,370
	12/31/2015	10.14*	9.41	53,993
44

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
T. Rowe Price Government Money Portfolio	12/31/2016	$ 0.99	$ 0.98	5,919,496
	12/31/2015	1.01	0.99	5,933,694
	12/31/2014	1.02	1.01	5,839,342
	12/31/2013	1.03	1.02	6,140,883
	12/31/2012	1.04	1.03	7,076,553
	12/31/2011	1.06	1.04	6,854,771
	12/31/2010	1.07	1.06	4,783,922
	12/31/2009	1.08	1.07	4,261,268
	12/31/2008	1.06	1.08	5,052,384
	12/31/2007	1.02	1.06	1,821,574
Templeton Global Bond VIP Funds	12/31/2016	$ 21.09	$ 21.43	184,128
	12/31/2015	22.34	21.09	170,846
	12/31/2014	22.24	22.34	145,278
	12/31/2013	22.18	22.24	125,335
	12/31/2012	19.53	22.18	85,082
	12/31/2011	19.96	19.53	57,628
	12/31/2010	19.18*	19.96	28,377
Wells Fargo VT Discovery FundSM	12/31/2016	$ 31.41	$ 33.40	709,795
	12/31/2015	32.28	31.41	715,253
	12/31/2014	32.57	32.28	683,248
	12/31/2013	22.92	32.57	681,544
	12/31/2012	19.71	22.92	674,385
	12/31/2011	19.86	19.71	699,217
	12/31/2010	14.83	19.86	686,581
	12/31/2009	10.69	14.83	700,559
	12/31/2008	19.45	10.69	675,612
	12/31/2007	16.10	19.45	606,124
Wilshire VIT 2015 ETF Fund(2)	12/31/2016	$ 12.92	$ 13.59	1,406,483
	12/31/2015	13.35	12.92	1,605,761
	12/31/2014	12.90	13.35	1,777,410
	12/31/2013	11.83	12.90	1,839,932
	12/31/2012	10.65	11.83	1,799,336
	12/31/2011	10.61	10.65	1,719,339
	12/31/2010	9.63	10.61	1,714,327
	12/31/2009	8.09	9.63	1,565,378
	12/31/2008	10.83	8.09	1,347,691
	12/31/2007	10.46	10.83	676,295
Wilshire VIT 2025 ETF Fund(2)	12/31/2016	$ 12.42	$ 13.10	3,199,194
	12/31/2015	12.87	12.42	3,185,313
	12/31/2014	12.40	12.87	3,088,839
	12/31/2013	11.18	12.40	2,781,231
	12/31/2012	10.04	11.18	2,494,100
	12/31/2011	10.14	10.04	2,172,834
	12/31/2010	9.17	10.14	1,822,095
	12/31/2009	7.70	9.17	1,408,546
	12/31/2008	10.86	7.70	968,800
	12/31/2007	10.52	10.86	509,965
45

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire VIT 2035 ETF Fund(2)	12/31/2016	$ 11.92	$ 12.61	4,369,435
	12/31/2015	12.35	11.92	4,161,503
	12/31/2014	11.86	12.35	3,870,137
	12/31/2013	10.44	11.86	3,399,782
	12/31/2012	9.27	10.44	2,880,161
	12/31/2011	9.54	9.27	2,414,189
	12/31/2010	8.57	9.54	1,943,344
	12/31/2009	7.17	8.57	1,417,643
	12/31/2008	10.86	7.17	834,498
	12/31/2007	10.49	10.86	236,039
Wilshire VIT Global Allocation Fund	12/31/2016	$ 26.94	$ 28.10	13,197,643
	12/31/2015	27.28	26.94	14,568,048
	12/31/2014	27.02	27.28	15,901,396
	12/31/2013	23.12	27.02	5,503,321
	12/31/2012	20.88	23.12	6,051,844
	12/31/2011	21.27	20.88	6,829,381
	12/31/2010	19.41	21.27	7,536,507
	12/31/2009	16.63	19.41	8,157,801
	12/31/2008	22.96	16.63	8,892,355
	12/31/2007	22.55	22.96	10,080,198
*	Inception price on date Underlying Fund was added to the Separate Account.
(1)	These Subaccounts are not available as Variable Investment Options in Non-Qualified Contracts.
(2)	On and after May 1, 2015, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:
Wilshire Variable Insurance Trust 2015 ETF Fund
Wilshire Variable Insurance Trust 2025 ETF Fund
Wilshire Variable Insurance Trust 2035 ETF Fund
46

May 1, 2017
STATEMENT OF ADDITIONAL INFORMATION
INDIVIDUAL FLEXIBLE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS
HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
HORACE MANN LIFE INSURANCE COMPANY
This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectus for the Goal Planning Annuity flexible premium Variable annuity Contract (“GPA Contract”), dated May 1, 2017. Copies of the prospectus for the GPA Contract may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning toll-free (800) 999-1030. The prospectus for the GPA Contract sets forth information that a prospective investor should know before investing in a GPA Contract. Capitalized terms that are used, but not defined, in this Statement of Additional Information have the same meanings as in the prospectus for the GPA Contract.
May 1, 2017

General Information and History
Horace Mann Life Insurance Company (“HMLIC”) sponsors the Horace Mann Life Insurance Company Separate Account (the “Separate Account”). HMLIC is a wholly-owned subsidiary of Educators Life Insurance Company of America, whose business is to engage in the business of insurance. HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the New York Stock Exchange.
Underwriter
HMLIC offers and sells the Contracts on a continuous basis through its licensed life insurance sales personnel who are also registered representatives of Horace Mann Investors, Inc. (“HM Investors”), a broker/dealer registered with the Securities and Exchange Commission and a member of FINRA. HM Investors serves as principal underwriter of the Separate Account. HM Investors is located at One Horace Mann Plaza, Springfield, Illinois 62715-0001. HM Investors is an affiliate of HMLIC and a wholly-owned subsidiary of HMEC.
HMLIC contracts with HM Investors to distribute the variable Contracts of HMLIC. The Contracts also may be offered and sold through independent agents and other, unaffiliated broker-dealers that have entered into selling agreements with HMLIC and HM Investors. (HM Investors and such unaffiliated broker-dealers shall be referred to herein collectively as “selling firms.”). HM Investors passes through any commissions it receives for sales of the Contract to its registered representatives and to other selling firms for their sales of the Contract.
Independent Registered Public Accounting Firm
The statement of net assets of each of the sub-accounts comprising the Horace Mann Life Insurance Company Separate Account as of December 31, 2016, and the related statement of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, and the statutory statements of admitted assets, liabilities and capital and surplus of Horace Mann Life Insurance Company as of December 31, 2016 and 2015, and the related statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2016, and the related notes and schedules I, III, and IV, appearing herein have been audited by KPMG LLP, independent registered public accounting firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. The principal business address of KPMG LLP is 200 E. Randolph Drive, Chicago, Illinois 60601.
The KPMG LLP report dated April 17, 2017 of Horace Mann Life Insurance Company includes explanatory language that states that Horace Mann Life Insurance Company prepared the statutory financial statements using statutory accounting practices prescribed or permitted by the Illinois Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the statutory financial statements are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in conformity with statutory accounting practices prescribed or permitted by the Illinois Department of Insurance.

Financial Statements
Audited financial statements of HMLIC and of the Separate Account are included herein. The financial statements for HMLIC should be considered only as bearing upon the ability of HMLIC to meet its obligations under the Contracts.

KPMG LLP
Aon Center
Suite 5500
200 E. Randolph Street
Chicago, IL 60601-6436
Report of Independent Registered Public Accounting Firm
The Contract Owners
Horace Mann Life Insurance Company Separate Account and
The Board of Directors and Stockholder
Horace Mann Life Insurance Company:
We have audited the accompanying statement of net assets of each sub-account within Horace Mann Life Insurance Company Separate Account (the Company), as of December 31, 2016, and the related statement of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agent of the underlying mutual funds and other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each sub-account within the Company as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Chicago, Illinois
April 14, 2017
KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2016
	AMERICAN FUNDS IS BLUE CHIP GROWTH & INCOME FUND	AMERICAN FUNDS IS GROWTH FUND	AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND	AMERICAN FUNDS IS NEW WORLD FUND	CALVERT S&P MID CAP 400 INDEX PORTFOLIO	DREYFUS SMALL CAP STOCK INDEX PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO	FIDELITY VIP FREEDOM 2025 PORTFOLIO
ASSETS
Investments at market value	$13,844,341	$14,041,395	$4,276,494	$9,570,700	$246,095,164	$141,022,030	$779,246	$5,775,491
TOTAL ASSETS	$13,844,341	$14,041,395	$4,276,494	$9,570,700	$246,095,164	$141,022,030	$779,246	$5,775,491
NET ASSETS
Active Contract Owners	$13,844,341	$14,041,395	$4,276,494	$9,570,700	$246,095,164	$140,865,047	$779,246	$5,775,491
Retired contract Owners	–	–	–	–	–	156,983	–	–
TOTAL NET ASSETS	$13,844,341	$14,041,395	$4,276,494	$9,570,700	$246,095,164	$141,022,030	$779,246	$5,775,491
INVESTMENTS
Cost of investments	$13,661,587	$14,239,492	$4,240,443	$9,459,194	$239,234,485	$125,375,743	$776,883	$5,734,005
Unrealized appreciation (depreciation) on investments	$ 182,754	$ (198,097)	$ 36,051	$ 111,506	$ 6,860,679	$ 15,646,287	$ 2,363	$ 41,486
Number of shares in underlying mutual funds	1,033,931	211,435	356,078	490,554	2,293,524	7,469,387	63,199	448,756
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	243,725	37,930	91,767	83,038	111,494	302,462	16,907	121,037
M&E Rate .0125	574,430	107,125	246,112	329,067	1,884,833	4,198,715	40,357	268,364
M&E Rate .0145	392	575	438	1,414	2,917	9,694	8	14,854
M&E Rate .0155	1,189	183	17	1,586	3,001	8,677	195	723
M&E Rate .0165	4,135	994	128	8,882	5,873	12,491	2,988	22,209
Retired payout	–	–	–	–	–	8,315	–	–
Total units	823,871	146,807	338,462	423,987	2,008,118	4,540,354	60,455	427,187
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ 16.91	$ 96.28	$ 12.71	$ 22.74	$ 125.26	$ 31.77	$ 12.95	$ 13.58
M&E Rate .0125	$ 16.76	$ 95.44	$ 12.61	$ 22.54	$ 122.40	$ 31.04	$ 12.86	$ 13.51
M&E Rate .0145	$ 16.60	$ 94.70	$ 12.40	$ 22.57	$ 123.16	$ 30.32	$ 12.99	$ 13.45
M&E Rate .0155	$ 16.54	$ 94.40	$ 12.25	$ 22.28	$ 121.10	$ 30.13	$ 12.97	$ 13.47
M&E Rate .0165	$ 16.56	$ 94.27	$ 12.44	$ 22.26	$ 119.09	$ 29.89	$ 12.93	$ 13.41
Retired payout	$ –	$ –	$ –	$ –	$ –	$ 18.88	$ –	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2016
	FIDELITY VIP FREEDOM 2035 PORTFOLIO	FIDELITY VIP FREEDOM 2045 PORTFOLIO	FIDELITY VIP FUNDS MANAGER 20% PORTFOLIO	FIDELITY VIP FUNDS MANAGER 50% PORTFOLIO	FIDELITY VIP FUNDS MANAGER 60% PORTFOLIO	FIDELITY VIP FUNDS MANAGER 70% PORTFOLIO	FIDELITY VIP FUNDS MANAGER 85% PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO
ASSETS
Investments at market value	$8,056,641	$4,174,277	$5,277,565	$9,850,165	$32,291,828	$26,680,455	$13,558,608	$446,386,572
TOTAL ASSETS	$8,056,641	$4,174,277	$5,277,565	$9,850,165	$32,291,828	$26,680,455	$13,558,608	$446,386,572
NET ASSETS
Active Contract Owners	$8,056,641	$4,174,277	$5,277,565	$9,850,165	$32,291,828	$26,680,455	$13,558,608	$446,305,195
Retired contract Owners	–	–	–	–	–	–	–	81,377.00
TOTAL NET ASSETS	$8,056,641	$4,174,277	$5,277,565	$9,850,165	$32,291,828	$26,680,455	$13,558,608	$446,386,572
INVESTMENTS
Cost of investments	$7,856,702	$4,075,257	$5,402,000	$9,740,278	$31,808,423	$26,102,170	$13,216,305	$403,324,624
Unrealized appreciation (depreciation) on investments	$ 199,939	$ 99,020	$ (124,435)	$ 109,887	$ 483,405	$ 578,285	$ 342,303	$ 43,061,948
Number of shares in underlying mutual funds	418,092	229,104	479,343	821,532	2,932,954	2,236,417	1,152,943	1,986,412
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	589
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	100,245	37,148	106,343	215,446	431,455	414,118	179,547	108,778
M&E Rate .0125	292,134	179,513	339,839	542,606	2,327,991	1,651,114	904,565	1,530,551
M&E Rate .0145	3,760	5	14,234	11,580	25,364	5,622	4,126	3,344
M&E Rate .0155	252	5	9,447	11,493	7,339	2,007	215	3,338
M&E Rate .0165	2,741	1,328	505	24,009	18,987	57,851	3,866	6,650
Retired payout	–	–	–	–	–	–	–	362
Total units	399,132	217,999	470,368	805,134	2,811,136	2,130,712	1,092,319	1,653,612
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ 227.63
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ 20.26	$ 19.24	$ 11.25	$ 12.28	$ 11.54	$ 12.58	$ 12.46	$ 274.33
M&E Rate .0125	$ 20.16	$ 19.13	$ 11.21	$ 12.22	$ 11.48	$ 12.51	$ 12.40	$ 269.76
M&E Rate .0145	$ 20.20	$ 19.34	$ 11.29	$ 12.09	$ 11.45	$ 12.48	$ 12.46	$ 261.44
M&E Rate .0155	$ 20.12	$ 19.33	$ 11.28	$ 12.26	$ 11.52	$ 12.56	$ 12.45	$ 260.42
M&E Rate .0165	$ 20.06	$ 19.03	$ 11.28	$ 12.25	$ 11.45	$ 12.48	$ 12.44	$ 255.34
Retired payout	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ 224.72
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2016
	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	FIDELITY VIP REAL ESTATE PORTFOLIO	FRANKLING HIGH INCOME SECURITIES	JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO	JPMORGAN SMALL CAP VALUE FUND	LORD ABBETT DEVELOPING GROWTH PORTFOLIO	MFS MID CAP VAUE PORTFOLIO
ASSETS
Investments at market value	$34,407,888	$54,589,929	$18,208,185	$16,538,471	$29,978,411	$1,588,696	$3,528,842	$2,475,716
TOTAL ASSETS	$34,407,888	$54,589,929	$18,208,185	$16,538,471	$29,978,411	$1,588,696	$3,528,842	$2,475,716
NET ASSETS
Active Contract Owners	$34,372,846	$54,436,165	$18,208,185	$16,538,471	$29,978,411	$1,588,696	$3,528,842	$2,475,716
Retired contract Owners	$ 35,042	153,764	–	–	–	$ –	$ –	–
TOTAL NET ASSETS	$34,407,888	$54,589,929	$18,208,185	$16,538,471	$29,978,411	$1,588,696	$3,528,842	$2,475,716
INVESTMENTS
Cost of investments	$34,988,456	$54,549,742	$19,026,800	$16,061,121	$17,946,463	$1,345,551	$3,774,732	$2,396,783
Unrealized appreciation (depreciation) on investments	$ (580,568)	$ 40,187	$ (818,615)	$ 477,350	$12,031,948	$ 243,145	$ (245,890)	$ 78,933
Number of shares in underlying mutual funds	2,788,323	3,092,914	914,065	2,793,661	1,109,490	53,027	162,694	301,182
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	209,156	185,886	141,361	341,972	69,422	14,458	34,311	54,125
M&E Rate .0125	1,343,431	1,939,864	723,340	2,082,935	966,155	35,038	115,297	171,370
M&E Rate .0145	14,349	6,049	3,410	13,294	772	333	76	10
M&E Rate .0155	5,806	6,528	2,337	4,018	426	88	1,081	631
M&E Rate .0165	29,077	10,876	8,037	33,613	121	1,074	3,596	3,762
Retired payout	2,840	8,712	–	–	–	–	–	–
Total units	1,604,659	2,157,915	878,485	2,475,832	1,036,896	50,991	154,361	229,898
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ 22.48	$ 26.51	$ 20.81	$ 6.71	$ 29.52	$ 31.28	$ 23.08	$ 10.81
M&E Rate .0125	$ 21.50	$ 25.26	$ 20.71	$ 6.68	$ 28.87	$ 31.11	$ 22.81	$ 10.76
M&E Rate .0145	$ 16.30	$ 22.14	$ 20.45	$ 6.65	$ 28.97	$ 31.07	$ 22.71	$ 10.65
M&E Rate .0155	$ 16.12	$ 21.92	$ 20.63	$ 6.66	$ 28.87	$ 31.11	$ 22.59	$ 10.71
M&E Rate .0165	$ 15.96	$ 21.67	$ 20.63	$ 6.72	$ 28.75	$ 30.97	$ 22.48	$ 10.73
Retired payout	$ 12.34	$ 17.65	$ –	$ –	$ –	$ –	$ –	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2016
	TEMPLETON GLOBAL BOND VIP FUND	T. ROWE PRICE GOVERNMENT PORTFOLIO	WELLS FARGO VT DISCOVERY FUND	WILSHIRE VIT 2015 FUNDS	WILSHIRE VIT 2025 FUNDS	WILSHIRE VIT 2035 FUNDS	WILSHIRE VIT GLOBAL ALLOCATION FUND
ASSETS
Investments at market value	$5,231,254	$7,622,615	$26,709,201	$22,166,797	$47,411,561	$59,232,578	$384,236,063
TOTAL ASSETS	$5,231,254	$7,622,615	$26,709,201	$22,166,797	$47,411,561	$59,232,578	$384,236,063
NET ASSETS
Active Contract Owners	$5,231,254	$7,622,615	$26,536,698	$22,166,797	$47,411,561	$59,232,578	$382,217,814
Retired contract Owners	$ –	$ –	$ 172,503	$ –	$ –	$ –	$ 2,018,249
TOTAL NET ASSETS	$5,231,254	$7,622,615	$26,709,201	$22,166,797	$47,411,561	$59,232,578	$384,236,063
INVESTMENTS
Cost of investments	$5,652,030	$7,622,615	$25,435,991	$22,317,290	$43,380,246	$52,056,357	$405,902,067
Unrealized appreciation (depreciation) on investments	$ (420,776)	$ –	$ 1,273,210	$ (150,493)	$ 4,031,315	$ 7,176,221	$ (21,666,004)
Number of shares in underlying mutual funds	314,567	7,622,614	1,030,845	1,980,947	4,066,172	5,106,257	20,780,745
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	8,778
M&E Rate .0029	–	–	–	–	–	–	189,377
M&E Rate .0039	–	–	–	–	–	–	44,047
M&E Rate .0095	46,854	1,245,009	75,785	155,679	323,130	192,928	182,637
M&E Rate .0125	184,128	5,919,496	709,795	1,406,483	3,199,194	4,369,435	13,197,643
M&E Rate .0145	835	22,431	1,141	33,362	47,594	78,572	13,037
M&E Rate .0155	2,139	547,595	1,903	10,669	18,173	18,007	4,249
M&E Rate .0165	9,442	14,531	3,452	22,006	24,407	35,456	13,155
Retired payout	–	–	6,658	–	–	–	109,154
Total units	243,398	7,749,062	798,734	1,628,199	3,612,498	4,694,398	13,762,077
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ 34.35
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ 20.83
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ 20.78
M&E Rate .0095	$ 21.89	$ 1.01	$ 34.56	$ 14.01	$ 13.51	$ 13.00	$ 29.50
M&E Rate .0125	$ 21.43	$ 0.98	$ 33.40	$ 13.59	$ 13.10	$ 12.61	$ 28.10
M&E Rate .0145	$ 21.12	$ 0.96	$ 33.09	$ 13.28	$ 12.81	$ 12.34	$ 25.23
M&E Rate .0155	$ 20.95	$ 0.95	$ 32.73	$ 13.16	$ 12.69	$ 12.21	$ 24.98
M&E Rate .0165	$ 20.85	$ 0.94	$ 32.43	$ 13.02	$ 12.56	$ 12.10	$ 24.71
Retired payout	$ –	$ –	$ 25.91	$ –	$ –	$ –	$ 18.49
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Operations
For the Year or Period Ended December 31, 2016
	ALLIANCE BERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO	ALLIANCE BERNSTEIN VPS SMALL/ MID CAP VALUE PORTFOLIO	ALLIANCE BERNSTEIN VPS SMALL CAP GROWTH PORTFOLIO	AMERICAN CENTURY MID CAP VALUE FUND	AMERICAN FUNDS IS BLUE CHIP GROWTH & INCOME FUND	AMERICAN FUNDS IS GROWTH FUND	AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND	AMERICAN FUNDS IS NEW WORLD FUND
INVESTMENT INCOME
Dividend income distribution	$ –	$ 10,721	$ –	$ 13,619	$ 242,471	$ 72,181	$ 45,818	$ 58,600
Investment Income	–	10,721	–	13,619	242,471	72,181	45,818	58,600
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	4,936,524	176,277	894,471	101,391	754,064	922,610	103,433	–
Net realized gain (loss) on investments	15,985,527	42,413	(1,185,060)	(12,426)	(108,756)	(178,145)	(36,605)	(79,622)
Net change in unrealized appreciation (depreciation) on investments	(18,996,232)	124,290	374,640	39,913	789,178	303,758	131,169	339,228
Net gain (loss) on investments	1,925,819	342,980	84,051	128,878	1,434,486	1,048,223	197,997	259,606
EXPENSES
Mortality and expense risk charge (Note 3)	(326,729)	(23,002)	(20,653)	(7,326)	(113,319)	(122,448)	(39,547)	(82,528)
Total Expenses	(326,729)	(23,002)	(20,653)	(7,326)	(113,319)	(122,448)	(39,547)	(82,528)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,599,090	$330,699	$ 63,398	$135,171	$1,563,638	$ 997,956	$204,268	$235,678
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Operations
For the Year or Period Ended December 31, 2016
	ARIEL FUND	ARIEL APPRECIATION FUND	CALVERT S&P MID CAP 400 INDEX PORTFOLIO	DAVIS VALUE PORTFOLIO	DELAWARE VIP REIT SERIES	DELAWARE VIP SMID CAP GROWTH SERIES	DELAWARE VIP U.S. GROWTH SERIES	DREYFUS MID CAP STOCK PORTFOLIO
INVESTMENT INCOME
Dividend income distribution	$ –	$ –	$ 1,213,527	$ –	$ 141,102	$ –	$ 9,027	$ 9,552
								.
Investment Income	–	–	1,213,527	–	141,102	–	9,027	9,552
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	–	–	7,783,772	–	832,420	986,460	647,767	79,883
Net realized gain (loss) on investments	9,893,275	10,086,852	749,512	(1,824,581)	3,072,891	319,137	(756,119)	286,342
Net change in unrealized appreciation (depreciation) on investments	(6,673,016)	(5,271,563)	7,046,938	2,788,561	(2,710,335)	(839,797)	(55,180)	(290,205)
Net gain (loss) on investments	3,220,259	4,815,289	15,580,222	963,980	1,194,976	465,800	(163,532)	76,020
EXPENSES
Mortality and expense risk charge (Note 3)	(305,755)	(405,051)	(1,122,619)	(140,571)	(104,908)	(55,250)	(8,332)	(8,641)
Total Expenses	(305,755)	(405,051)	(1,122,619)	(140,571)	(104,908)	(55,250)	(8,332)	(8,641)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 2,914,504	$ 4,410,238	$15,671,130	$ 823,409	$ 1,231,170	$ 410,550	$(162,837)	$ 76,931
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Operations
For the Year or Period Ended December 31, 2016
	DREYFUS SMALL CAP STOCK INDEX PORTFOLIO	FIDELITY VIP EMERGING MARKETS PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO	FIDELITY VIP FREEDOM 2025 PORTFOLIO	FIDELITY VIP FREEDOM 2035 PORTFOLIO	FIDELITY VIP FREEDOM 2045 PORTFOLIO	FIDELITY VIP FUNDS MANAGER 20% PORTFOLIO	FIDELITY VIP FUNDS MANAGER 50% PORTFOLIO
INVESTMENT INCOME
Dividend income distribution	$ 82,828	$ –	$ 9,732	$ 73,383	$ 88,379	$ 45,570	$ 61,602	$108,841
Investment Income	82,828	–	9,732	73,383	88,379	45,570	61,602	108,841
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	785,187	–	7,690	104,189	130,871	57,271	10,464	33,066
Net realized gain (loss) on investments	236,498	(127,133)	(1,993)	(16,561)	(36,568)	(8,806)	(150)	4,538
Net change in unrealized appreciation (depreciation) on investments	15,652,483	312,095	10,518	130,769	307,231	132,109	(119,160)	118,663
Net gain (loss) on investments	16,674,168	184,962	16,215	218,397	401,534	180,574	(108,846)	156,267
EXPENSES
Mortality and expense risk charge (Note 3)	(650,642)	(19,478)	(5,442)	(50,096)	(67,134)	(31,560)	(26,906)	(79,821)
Total Expenses	(650,642)	(19,478)	(5,442)	(50,096)	(67,134)	(31,560)	(26,906)	(79,821)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,106,354	$ 165,484	$20,505	$241,684	$422,779	$194,584	$ (74,150)	$185,287
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Operations
For the Year or Period Ended December 31, 2016
	FIDELITY VIP FUNDS MANAGER 60% PORTFOLIO	FIDELITY VIP FUNDS MANAGER 70% PORTFOLIO	FIDELITY VIP FUNDS MANAGER 85% PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP GROWTH & INCOME PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO
INVESTMENT INCOME
Dividend income distribution	$ 356,394	$ 254,387	$107,098	$ –	$ –	$ –	$ 5,782,613	$ 770,689
Investment Income	356,394	254,387	107,098	–	–	–	5,782,613	770,689
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	180,974	188,617	119,554	7,530,349	1,912,333	–	119,274	16,028
Net realized gain (loss) on investments	(42,306)	(61,935)	(29,729)	29,721,554	7,625,639	(683,153)	6,005,974	74,920
Net change in unrealized appreciation (depreciation) on investments	567,164	640,541	368,114	(35,863,171)	(7,013,436)	2,297,860	11,208,777	564,810
Net gain (loss) on investments	705,832	767,223	457,939	1,388,732	2,524,536	1,614,707	17,334,025	655,758
EXPENSES
Mortality and expense risk charge (Note 3)	(246,763)	(190,555)	(84,153)	(595,490)	(238,530)	(113,587)	(2,812,455)	(409,503)
Total Expenses	(246,763)	(190,555)	(84,153)	(595,490)	(238,530)	(113,587)	(2,812,455)	(409,503)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 815,463	$ 831,055	$480,884	$ 793,242	$ 2,286,006	$1,501,120	$20,304,183	$1,016,944
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Operations
For the Year or Period Ended December 31, 2016
	FIDELITY VIP MID CAP PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	FIDELITY VIP REAL ESTATE PORTFOLIO	FRANKLING HIGH INCOME SECURITIES	GOLDMAN SACHS VIT MID CAP VALUE FUND	GOLDMAN SACHS VIT SMALL CAP EQUITY INSIGHTS FUND	IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION PORTFOLIO	IBBOTSON BALANCED ETF ASSET ALLOCATION PORTFOLIO
INVESTMENT INCOME
Dividend income distribution	$ –	$ 699,829	$ 224,376	$ 48,340	$ –	$ –	$ –	$ –
Investment Income	–	699,829	224,376	48,340	–	–	–	–
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	4,312,494	97,367	103,845	–	–	–	–	–
Net realized gain (loss) on investments	2,983,883	(352,937)	17,998	8,760	(280,215)	324,678	29,683	(325,432)
Net change in unrealized appreciation (depreciation) on investments	(2,770,774)	(3,386,020)	(829,649)	504,910	401,664	(67,665)	276,952	1,203,755
Net gain (loss) on investments	4,525,603	(3,641,590)	(707,806)	513,670	121,449	257,013	306,635	878,323
EXPENSES
Mortality and expense risk charge (Note 3)	(523,803)	(665,764)	(92,100)	(74,594)	(11,897)	(20,663)	(29,287)	(87,634)
Total Expenses	(523,803)	(665,764)	(92,100)	(74,594)	(11,897)	(20,663)	(29,287)	(87,634)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 4,001,800	$(3,607,525)	$(575,530)	$487,416	$ 109,552	$236,350	$277,348	$ 790,689
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Operations
For the Year or Period Ended December 31, 2016
	IBBOTSON GROWTH ETF ASSET ALLOCATION PORTFOLIO	IBBOTSON INCOME & GROWTH ETF ASSET ALLOCATION PORTFOLIO	JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO	JPMORGAN SMALL CAP VALUE FUND	LAZARD RETIREMENT US SMALL- MID CAP EQUITY PORTFOLIO	LORD ABBETT DEVELOPING GROWTH PORTFOLIO	LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO	MFS MID CAP VAUE PORTFOLIO
INVESTMENT INCOME
Dividend income distribution	$ –	$ –	$ 274,687	$ 6,864	$ –	$ –	$ –	$ 12,215
Investment Income	–	–	274,687	6,864	–	–	–	12,215
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	–	–	974,961	989	–	–	10,668	146,201
Net realized gain (loss) on investments	422,490	(314,339)	1,396,830	(2,115)	(140,426)	(84,878)	(197,698)	(41,054)
Net change in unrealized appreciation (depreciation) on investments	293,200	556,476	345,532	283,577	169,921	38,642	275,491	135,179
Net gain (loss) on investments	715,690	242,137	2,717,323	282,451	29,495	(46,236)	88,461	240,326
EXPENSES
Mortality and expense risk charge (Note 3)	(70,646)	(27,607)	(339,895)	(10,641)	(4,725)	(35,410)	(14,565)	(18,036)
Total Expenses	(70,646)	(27,607)	(339,895)	(10,641)	(4,725)	(35,410)	(14,565)	(18,036)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$645,044	$ 214,530	$2,652,115	$278,674	$ 24,770	$(81,646)	$ 73,896	$234,505
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Operations
For the Year or Period Ended December 31, 2016
	MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION PORTFOLIO	NEUBERGER BERMAN GENESIS FUND	PUTNAM VT MULTI-CAP GROWTH FUND	RAINIER SMALL/MID CAP EQUITY PORTFOLIO	ROYCE CAPITAL SMALL CAP PORTFOLIO	TEMPLETON GLOBAL BOND VIP FUND	T. ROWE PRICE EQUITY INCOME PORTFOLIO VIP II	T. ROWE PRICE GOVERNMENT PORTFOLIO
INVESTMENT INCOME
Dividend income distribution	$ –	$ –	$ 50,723	$ –	$ –	$ –	$ 123,380	$ –
Investment Income	–	–	50,723	–	–	–	123,380	–
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	–	–	702,464	–	–	4,149	–	–
Net realized gain (loss) on investments	(10,315)	(4,765,369)	2,744,747	1,097,816	(971,212)	(154,585)	3,997,749	–
Net change in unrealized appreciation (depreciation) on investments	269,350	9,576,250	(3,066,680)	(1,376,587)	2,542,976	292,364	(2,351,571)	–
Net gain (loss) on investments	259,035	4,810,881	380,531	(278,771)	1,571,764	141,928	1,646,178	–
EXPENSES
Mortality and expense risk charge (Note 3)	(34,425)	(403,752)	(56,427)	(203,711)	(117,763)	(59,156)	(129,993)	(87,687)
Total Expenses	(34,425)	(403,752)	(56,427)	(203,711)	(117,763)	(59,156)	(129,993)	(87,687)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$224,610	$ 4,407,129	$ 374,827	$ (482,482)	$1,454,001	$ 82,772	$ 1,639,565	$(87,687)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Operations
For the Year or Period Ended December 31, 2016
	T. ROWE PRICE SMALL-CAP STOCK FUND ADVISOR CLASS	T. ROWE PRICE SMALL-CAP VALUE FUND ADVISOR CLASS	WELLS FARGO VT DISCOVERY FUND	WELLS FARGO VT OPPORTUNITY FUND	WILSHIRE 5000 INDEX PORTFOLIO INSTITUTIONAL	WILSHIRE 5000 INDEX PORTFOLIO INVESTMENT	WILSHIRE LARGE CO. GROWTH PORTFOLIO INSTITUTIONAL	WILSHIRE LARGE CO. GROWTH PORTFOLIO INVESTMENT
INVESTMENT INCOME
Dividend income distribution	$ –	$ –	$ –	$ 151,967	$ 37,231	$ 74,589	$ –	$ –
Investment Income	–	–	–	151,967	37,231	74,589	–	–
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	–	–	1,893,258	754,482	–	–	70,445	129,984
Net realized gain (loss) on investments	3,554,197	2,115,543	655,258	1,594,190	6,354,158	11,047,592	2,315,497	3,265,526
Net change in unrealized appreciation (depreciation) on investments	(2,087,585)	(232,830)	(630,499)	(1,850,220)	(5,280,681)	(8,925,264)	(1,281,753)	(1,533,093)
Net gain (loss) on investments	1,466,612	1,882,713	1,918,017	498,452	1,073,477	2,122,328	1,104,189	1,862,417
EXPENSES
Mortality and expense risk charge (Note 3)	(115,835)	(112,312)	(305,145)	(58,988)	(111,564)	(212,791)	(124,409)	(207,946)
Total Expenses	(115,835)	(112,312)	(305,145)	(58,988)	(111,564)	(212,791)	(124,409)	(207,946)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,350,777	$1,770,401	$1,612,872	$ 591,431	$ 999,144	$ 1,984,126	$ 979,780	$ 1,654,471
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Operations
For the Year or Period Ended December 31, 2016
	WILSHIRE LARGE CO. VALUE PORTFOLIO INVESTMENT	WILSHIRE SMALL CO. GROWTH PORTFOLIO INVESTMENT	WILSHIRE SMALL CO. VALUE PORTFOLIO INVESTMENT	WILSHIRE VIT 2015 FUNDS	WILSHIRE VIT 2025 FUNDS	WILSHIRE VIT 2035 FUNDS	WILSHIRE VIT GLOBAL ALLOCATION FUND
INVESTMENT INCOME
Dividend income distribution	$ –	$ –	$ 5,210	$ 484,611	$ 820,516	$ 900,847	$ 6,148,053
Investment Income	–	–	5,210	484,611	820,516	900,847	6,148,053
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	225,504	2,741	120,807	476,053	317,425	421,701	12,202,879
Net realized gain (loss) on investments	4,757,695	1,357,061	1,391,582	808,536	1,300,519	728,417	8,324,876
Net change in unrealized appreciation (depreciation) on investments	(2,860,401)	(948,382)	(866,562)	(320,285)	635,464	1,852,384	(5,420,902)
Net gain (loss) on investments	2,122,798	411,420	645,827	964,304	2,253,408	3,002,502	15,106,853
EXPENSES
Mortality and expense risk charge (Note 3)	(276,851)	(29,380)	(46,418)	(281,933)	(565,755)	(688,516)	(4,787,955)
Total Expenses	(276,851)	(29,380)	(46,418)	(281,933)	(565,755)	(688,516)	(4,787,955)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,845,947	$ 382,040	$ 604,619	$1,166,982	$2,508,169	$3,214,833	$16,466,951
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year or Period Ended December 31, 2016
	ALLIANCE BERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO	ALLIANCE BERNSTEIN VPS SMALL/ MID CAP VALUE PORTFOLIO	ALLIANCE BERNSTEIN VPS SMALL CAP GROWTH PORTFOLIO	AMERICAN CENTURY MID CAP VALUE FUND	AMERICAN FUNDS IS BLUE CHIP GROWTH & INCOME FUND	AMERICAN FUNDS IS GROWTH FUND	AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND	AMERICAN FUNDS IS NEW WORLD FUND
OPERATIONS
Investment Income	$ –	$ 10,721	$ –	$ 13,619	$ 242,471	$ 72,181	$ 45,818	$ 58,600
Capital gain distribution	4,936,524	176,277	894,471	101,391	754,064	922,610	103,433	–
Net realized gain (loss) on investments	15,985,527	42,413	(1,185,060)	(12,426)	(108,756)	(178,145)	(36,605)	(79,622)
Net change in unrealized appreciation (depreciation) on investments	(18,996,232)	124,290	374,640	39,913	789,178	303,758	131,169	339,228
Mortality and expense risk charge (Note 3)	(326,729)	(23,002)	(20,653)	(7,326)	(113,319)	(122,448)	(39,547)	(82,528)
Net increase (decrease) in net assets resulting from operations	1,599,090	330,699	63,398	135,171	1,563,638	997,956	204,268	235,678
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,159,731	110,770	122,347	62,220	3,098,809	3,251,462	944,081	1,551,159
Net transfer from (to) fixed accumulation account	(1,269,604)	(129,149)	(88,563)	(55,759)	239,663	393,671	(33,987)	(142,022)
Transfer between funds	(43,763,934)	(3,184,279)	(2,887,125)	(2,105,496)	2,652,507	2,077,978	562,928	5,739,336
Payments to contract owners	(1,430,544)	(93,608)	(87,374)	(29,666)	(292,067)	(370,370)	(246,709)	(207,400)
Annual maintenance charge (Note 3)	(24,222)	(550)	(25)	(475)	(10,275)	(10,847)	(3,449)	(5,393)
Surrender charges (Note 3)	(1,738)	(245)	(461)	(281)	(8,009)	(8,107)	(1,798)	(6,001)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(45,330,311)	(3,297,061)	(2,941,201)	(2,129,457)	5,680,628	5,333,787	1,221,066	6,929,679
TOTAL INCREASE (DECREASE) IN NET ASSETS	(43,731,221)	(2,966,362)	(2,877,803)	(1,994,286)	7,244,266	6,331,743	1,425,334	7,165,357
Net Assets:
Beginning of period	43,731,221	2,966,362	2,877,803	1,994,286	6,600,075	7,709,652	2,851,160	2,405,343
End of period	$ -	$ –	$ –	$ –	$13,844,341	$14,041,395	$4,276,494	$9,570,700
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year or Period Ended December 31, 2016
	ARIEL FUND	ARIEL APPRECIATION FUND	CALVERT S&P MID CAP 400 INDEX PORTFOLIO	DAVIS VALUE PORTFOLIO	DELAWARE VIP REIT SERIES	DELAWARE VIP SMID CAP GROWTH SERIES	DELAWARE VIP U.S. GROWTH SERIES	DREYFUS MID CAP STOCK PORTFOLIO
OPERATIONS
Investment Income	$ –	$ –	$ 1,213,527	$ –	$ 141,102	$ –	$ 9,027	$ 9,552
Capital gain distribution	–	–	7,783,772	–	832,420	986,460	647,767	79,883
Net realized gain (loss) on investments	9,893,275	10,086,852	749,512	(1,824,581)	3,072,891	319,137	(756,119)	286,342
Net change in unrealized appreciation (depreciation) on investments	(6,673,016)	(5,271,563)	7,046,938	2,788,561	(2,710,335)	(839,797)	(55,180)	(290,205)
Mortality and expense risk charge (Note 3)	(305,755)	(405,051)	(1,122,619)	(140,571)	(104,908)	(55,250)	(8,332)	(8,641)
Net increase (decrease) in net assets resulting from operations	2,914,504	4,410,238	15,671,130	823,409	1,231,170	410,550	(162,837)	76,931
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,049,743	1,225,726	5,905,871	714,433	768,853	262,084	75,636	32,363
Net transfer from (to) fixed accumulation account	(1,661,061)	(2,165,135)	(4,260,120)	(509,984)	(520,614)	(216,104)	(69,478)	(19,956)
Transfer between funds	(41,895,891)	(54,700,655)	224,715,077	(19,218,738)	(14,758,428)	(7,585,625)	(2,244,317)	(1,159,859)
Payments to contract owners	(1,445,420)	(1,774,467)	(4,607,314)	(847,122)	(289,715)	(257,631)	(14,776)	(32,392)
Annual maintenance charge (Note 3)	(5,220)	(5,599)	(34,531)	(4,050)	(4,980)	(2,571)	(725)	(100)
Surrender charges (Note 3)	(1,491)	(661)	(12,688)	(4,695)	(6,071)	(950)	(372)	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(43,959,340)	(57,420,791)	221,706,295	(19,870,156)	(14,810,955)	(7,800,797)	(2,254,032)	(1,179,944)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(41,044,836)	(53,010,553)	237,377,425	(19,046,747)	(13,579,785)	(7,390,247)	(2,416,869)	(1,103,013)
Net Assets:
Beginning of period	41,044,836	53,010,553	8,717,739	19,046,747	13,579,785	7,390,247	2,416,869	1,103,013
End of period	$ -	$ –	$246,095,164	$ –	$ –	$ –	$ –	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year or Period Ended December 31, 2016
	DREYFUS SMALL CAP STOCK INDEX PORTFOLIO	FIDELITY VIP EMERGING MARKETS PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO	FIDELITY VIP FREEDOM 2025 PORTFOLIO	FIDELITY VIP FREEDOM 2035 PORTFOLIO	FIDELITY VIP FREEDOM 2045 PORTFOLIO	FIDELITY VIP FUNDS MANAGER 20% PORTFOLIO	FIDELITY VIP FUNDS MANAGER 50% PORTFOLIO
OPERATIONS
Investment Income	$ 82,828	$ –	$ 9,732	$ 73,383	$ 88,379	$ 45,570	$ 61,602	$ 108,841
Capital gain distribution	785,187	–	7,690	104,189	130,871	57,271	10,464	33,066
Net realized gain (loss) on investments	236,498	(127,133)	(1,993)	(16,561)	(36,568)	(8,806)	(150)	4,538
Net change in unrealized appreciation (depreciation) on investments	15,652,483	312,095	10,518	130,769	307,231	132,109	(119,160)	118,663
Mortality and expense risk charge (Note 3)	(650,642)	(19,478)	(5,442)	(50,096)	(67,134)	(31,560)	(26,906)	(79,821)
Net increase (decrease) in net assets resulting from operations	16,106,354	165,484	20,505	241,684	422,779	194,584	(74,150)	185,287
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	3,770,787	232,493	237,919	2,290,816	3,346,810	2,340,531	228,446	1,299,405
Net transfer from (to) fixed accumulation account	(2,218,502)	(17,936)	16,674	227,577	315,441	114,320	119,283	(19,779)
Transfer between funds	118,242,704	(5,622,647)	285,408	587,455	574,713	264,763	4,805,983	7,763,884
Payments to contract owners	(2,481,315)	(37,328)	(14,461)	(108,499)	(83,133)	(123,802)	(63,020)	(297,511)
Annual maintenance charge (Note 3)	(18,806)	(1,325)	(175)	(3,350)	(7,100)	(9,800)	(1,477)	(7,825)
Surrender charges (Note 3)	(10,520)	(483)	–	(2,396)	(3,763)	(5,341)	(1,191)	(10,380)
Mortality guarantee adjustment	3,188	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	117,287,536	(5,447,226)	525,365	2,991,603	4,142,968	2,580,671	5,088,024	8,727,794
TOTAL INCREASE (DECREASE) IN NET ASSETS	133,393,890	(5,281,742)	545,870	3,233,287	4,565,747	2,775,255	5,013,874	8,913,081
Net Assets:
Beginning of period	7,628,140	5,281,742	233,376	2,542,204	3,490,894	1,399,022	263,691	937,084
End of period	$141,022,030	$ –	$779,246	$5,775,491	$8,056,641	$4,174,277	$5,277,565	$9,850,165
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year or Period Ended December 31, 2016
	FIDELITY VIP FUNDS MANAGER 60% PORTFOLIO	FIDELITY VIP FUNDS MANAGER 70% PORTFOLIO	FIDELITY VIP FUNDS MANAGER 85% PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP GROWTH & INCOME PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO
OPERATIONS
Investment Income	$ 356,394	$ 254,387	$ 107,098	$ –	$ –	$ –	$ 5,782,613	$ 770,689
Capital gain distribution	180,974	188,617	119,554	7,530,349	1,912,333	–	119,274	16,028
Net realized gain (loss) on investments	(42,306)	(61,935)	(29,729)	29,721,554	7,625,639	(683,153)	6,005,974	74,920
Net change in unrealized appreciation (depreciation) on investments	567,164	640,541	368,114	(35,863,171)	(7,013,436)	2,297,860	11,208,777	564,810
Mortality and expense risk charge (Note 3)	(246,763)	(190,555)	(84,153)	(595,490)	(238,530)	(113,587)	(2,812,455)	(409,503)
Net increase (decrease) in net assets resulting from operations	815,463	831,055	480,884	793,242	2,286,006	1,501,120	20,304,183	1,016,944
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	4,398,232	4,171,117	3,114,220	2,623,029	1,034,005	602,784	17,227,307	3,365,177
Net transfer from (to) fixed accumulation account	(289,930)	(398,071)	4,354	(2,586,018)	(952,369)	(389,921)	(10,358,811)	(966,621)
Transfer between funds	25,142,474	20,221,783	8,576,550	(79,629,820)	(32,499,734)	(15,689,676)	318,498,704	839,528
Payments to contract owners	(683,804)	(530,896)	(198,255)	(2,662,350)	(1,167,517)	(627,918)	(11,782,766)	(2,347,523)
Annual maintenance charge (Note 3)	(32,384)	(30,423)	(22,624)	(38,021)	(10,584)	(5,523)	(211,371)	(26,242)
Surrender charges (Note 3)	(20,090)	(13,994)	(6,557)	(11,003)	(6,260)	(6,804)	(36,170)	(19,582)
Mortality guarantee adjustment	–	–	–	–	–	–	(462)	439
Net increase (decrease) in net assets resulting from contract owners; transactions	28,514,498	23,419,516	11,467,688	(82,304,183)	(33,602,459)	(16,117,058)	313,336,431	845,176
TOTAL INCREASE (DECREASE) IN NET ASSETS	29,329,961	24,250,571	11,948,572	(81,510,941)	(31,316,453)	(14,615,938)	333,640,614	1,862,120
Net Assets:
Beginning of period	2,961,867	2,429,884	1,610,036	81,510,941	31,316,453	14,615,938	112,745,958	32,545,768
End of period	$32,291,828	$26,680,455	$13,558,608	$ –	$ –	$ –	$446,386,572	$34,407,888
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year or Period Ended December 31, 2016
	FIDELITY VIP MID CAP PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	FIDELITY VIP REAL ESTATE PORTFOLIO	FRANKLIN HIGH INCOME SECURITIES	GOLDMAN SACHS VIT MID CAP VALUE FUND	GOLDMAN SACHS VIT SMALL CAP EQUITY INSIGHTS FUND	IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION PORTFOLIO	IBBOTSON BALANCED ETF ASSET ALLOCATION PORTFOLIO
OPERATIONS
Investment Income	$ –	$ 699,829	$ 224,376	$ 48,340	$ –	$ –	$ –	$ –
Capital gain distribution	4,312,494	97,367	103,845	–	–	–	–	–
Net realized gain (loss) on investments	2,983,883	(352,937)	17,998	8,760	(280,215)	324,678	29,683	(325,432)
Net change in unrealized appreciation (depreciation) on investments	(2,770,774)	(3,386,020)	(829,649)	504,910	401,664	(67,665)	276,952	1,203,755
Mortality and expense risk charge (Note 3)	(523,803)	(665,764)	(92,100)	(74,594)	(11,897)	(20,663)	(29,287)	(87,634)
Net increase (decrease) in net assets resulting from operations	4,001,800	(3,607,525)	(575,530)	487,416	109,552	236,350	277,348	790,689
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	2,301,105	5,089,770	1,833,475	666,637	92,205	107,691	591,596	1,023,081
Net transfer from (to) fixed accumulation account	(2,829,841)	(1,899,151)	134,838	(10,653)	(94,500)	(54,044)	(26,842)	(90,523)
Transfer between funds	(70,862,689)	665,054	15,703,179	15,487,668	(1,724,441)	(2,825,360)	(8,603,971)	(25,182,541)
Payments to contract owners	(2,424,650)	(2,509,493)	(214,780)	(463,583)	(65,056)	(168,797)	(150,705)	(308,563)
Annual maintenance charge (Note 3)	(8,741)	(15,477)	(3,166)	(2,802)	(125)	(224)	(7,050)	(13,462)
Surrender charges (Note 3)	(9,140)	(14,404)	(2,666)	(6,570)	(2,194)	(112)	(7,300)	(13,698)
Mortality guarantee adjustment	–	(97)	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(73,833,956)	1,316,202	17,450,880	15,670,697	(1,794,111)	(2,940,846)	(8,204,272)	(24,585,706)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(69,832,156)	(2,291,323)	16,875,350	16,158,113	(1,684,559)	(2,704,496)	(7,926,924)	(23,795,017)
Net Assets:
Beginning of period	69,832,156	56,881,252	1,332,835	380,358	1,684,559	2,704,496	7,926,924	23,795,017
End of period	$ –	$54,589,929	$18,208,185	$16,538,471	$ –	$ –	$ –	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year or Period Ended December 31, 2016
	IBBOTSON GROWTH ETF ASSET ALLOCATION PORTFOLIO	IBBOTSON INCOME & GROWTH ETF ASSET ALLOCATION PORTFOLIO	JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO	JPMORGAN SMALL CAP VALUE FUND	LAZARD RETIREMENT US SMALL- MID CAP EQUITY PORTFOLIO	LORD ABBETT DEVELOPING GROWTH PORTFOLIO	LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO	MFS MID CAP VAUE PORTFOLIO
OPERATIONS
Investment Income	$ –	$ –	$ 274,687	$ 6,864	$ –	$ –	$ –	$ 12,215
Capital gain distribution	–	–	974,961	989	–	–	10,668	146,201
Net realized gain (loss) on investments	422,490	(314,339)	1,396,830	(2,115)	(140,426)	(84,878)	(197,698)	(41,054)
Net change in unrealized appreciation (depreciation) on investments	293,200	556,476	345,532	283,577	169,921	38,642	275,491	135,179
Mortality and expense risk charge (Note 3)	(70,646)	(27,607)	(339,895)	(10,641)	(4,725)	(35,410)	(14,565)	(18,036)
Net increase (decrease) in net assets resulting from operations	645,044	214,530	2,652,115	278,674	24,770	(81,646)	73,896	234,505
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	912,395	233,660	1,894,253	472,755	42,966	792,549	48,248	736,318
Net transfer from (to) fixed accumulation account	(57,654)	(16,375)	(1,049,597)	45,354	(12,042)	61,668	(93,025)	114,408
Transfer between funds	(20,752,443)	(7,822,098)	954,561	313,914	(1,386,332)	(19,923)	(1,956,020)	713,840
Payments to contract owners	(145,102)	(69,119)	(1,552,521)	(22,937)	(19,819)	(79,385)	(73,460)	(28,441)
Annual maintenance charge (Note 3)	(11,001)	(3,150)	(12,345)	(1,575)	(100)	(475)	(150)	(425)
Surrender charges (Note 3)	(7,638)	(2,256)	(1,793)	(104)	(578)	(1,074)	–	(329)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from operations	(20,061,443)	(7,679,338)	232,558	807,407	(1,375,905)	753,360	(2,074,407)	1,535,371
TOTAL INCREASE (DECREASE) IN NET ASSETS	(19,416,399)	(7,464,808)	2,884,673	1,086,081	(1,351,135)	671,714	(2,000,511)	1,769,876
Net Assets:
Beginning of period	19,416,399	7,464,808	27,093,738	502,615	1,351,135	2,857,128	2,000,511	705,840
End of period	$ –	$ –	$29,978,411	$1,588,696	$ –	$3,528,842	$ –	$2,475,716
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year or Period Ended December 31, 2016
	MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION PORTFOLIO	NEUBERGER BERMAN GENESIS FUND	PUTNAM VT MULTI-CAP GROWTH FUND	RAINIER SMALL/MID CAP EQUITY PORTFOLIO	ROYCE CAPITAL SMALL CAP PORTFOLIO	TEMPLETON GLOBAL BOND VIP FUND	T. ROWE PRICE EQUITY INCOME PORTFOLIO VIP II	T. ROWE PRICE GOVERNMENT PORTFOLIO
OPERATIONS
Investment Income	$ –	$ –	$ 50,723	$ –	$ –	$ –	$ 123,380	$ –
Capital gain distribution	–	–	702,464	–	–	4,149	–	–
Net realized gain (loss) on investments	(10,315)	(4,765,369)	2,744,747	1,097,816	(971,212)	(154,585)	3,997,749	–
Net change in unrealized appreciation (depreciation) on investments	269,350	9,576,250	(3,066,680)	(1,376,587)	2,542,976	292,364	(2,351,571)	–
Mortality and expense risk charge (Note 3)	(34,425)	(403,752)	(56,427)	(203,711)	(117,763)	(59,156)	(129,993)	(87,687)
Net increase (decrease) in net assets resulting from operations	224,610	4,407,129	374,827	(482,482)	1,454,001	82,772	1,639,565	(87,687)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	142,295	1,761,952	167,598	927,232	648,302	644,078	845,422	541,955
Net transfer from (to) fixed accumulation account	(153,616)	(2,086,055)	(241,441)	(920,658)	(486,248)	(79,176)	(447,225)	528,352
Transfer between funds	(4,610,962)	(55,429,649)	(7,630,943)	(27,059,531)	(16,101,107)	(201,251)	(18,309,559)	1,725,018
Payments to contract owners	(82,051)	(1,505,171)	(200,799)	(885,092)	(527,801)	(232,302)	(458,064)	(1,619,734)
Annual maintenance charge (Note 3)	(1,325)	(8,418)	(998)	(1,375)	(1,270)	(2,223)	(5,162)	(3,823)
Surrender charges (Note 3)	(1,197)	(6,316)	(222)	(1,658)	(2,894)	(7,490)	(4,604)	(3,850)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(4,706,856)	(57,273,657)	(7,906,805)	(27,941,082)	(16,471,018)	121,636	(18,379,192)	1,167,918
TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,482,246)	(52,866,528)	(7,531,978)	(28,423,564)	(15,017,017)	204,408	(16,739,627)	1,080,231
Net Assets:
Beginning of period	4,482,246	52,866,528	7,531,978	28,423,564	15,017,017	5,026,846	16,739,627	6,542,384
End of period	$ –	$ -	$ –	$ –	$ –	$5,231,254	$ –	$ 7,622,615
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year or Period Ended December 31, 2016
	T. ROWE PRICE SMALL- CAP STOCK FUND ADVISOR CLASS	T. ROWE PRICE SMALL- CAP VALUE FUND ADVISOR CLASS	WELLS FARGO VT DISCOVERY FUND	WELLS FARGO VT OPPORTUNITY FUND	WILSHIRE 5000 INDEX PORTFOLIO INSTITUTIONAL	WILSHIRE 5000 INDEX PORTFOLIO INVESTMENT	WILSHIRE LARGE CO. GROWTH PORTFOLIO INSTITUTIONAL	WILSHIRE LARGE CO. GROWTH PORTFOLIO INVESTMENT
OPERATIONS
Investment Income	$ –	$ –	$ –	$ 151,967	$ 37,231	$ 74,589	$ –	$ –
Capital gain distribution	–	–	1,893,258	754,482	–	–	70,445	129,984
Net realized gain (loss) on investments	3,554,197	2,115,543	655,258	1,594,190	6,354,158	11,047,592	2,315,497	3,265,526
Net change in unrealized appreciation (depreciation) on investments	(2,087,585)	(232,830)	(630,499)	(1,850,220)	(5,280,681)	(8,925,264)	(1,281,753)	(1,533,093)
Mortality and expense risk charge (Note 3)	(115,835)	(112,312)	(305,145)	(58,988)	(111,564)	(212,791)	(124,409)	(207,946)
Net increase (decrease) in net assets resulting from operations	1,350,777	1,770,401	1,612,872	591,431	999,144	1,984,126	979,780	1,654,471
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	257,125	318,384	2,410,424	134,815	211,590	1,017,175	213,576	774,061
Net transfer from (to) fixed accumulation account	(569,732)	(866,040)	(1,288,549)	(385,886)	(1,313,008)	(1,253,472)	(992,426)	(741,720)
Transfer between funds	(15,713,350)	(15,049,622)	184,420	(7,766,017)	(14,474,489)	(28,936,590)	(16,128,158)	(28,197,083)
Payments to contract owners	(493,858)	(645,454)	(1,714,599)	(260,076)	(535,031)	(949,034)	(573,875)	(994,105)
Annual maintenance charge (Note 3)	(1,704)	(915)	(3,656)	(600)	(1,040)	(11,989)	(1,267)	(10,904)
Surrender charges (Note 3)	–	–	(5,153)	–	–	(1,352)	–	(1,785)
Mortality guarantee adjustment	–	–	(614)	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(16,521,519)	(16,243,647)	(417,727)	(8,277,764)	(16,111,978)	(30,135,262)	(17,482,150)	(29,171,536)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,170,742)	(14,473,246)	1,195,145	(7,686,333)	(15,112,834)	(28,151,136)	(16,502,370)	(27,517,065)
Net Assets:
Beginning of period	15,170,742	14,473,246	25,514,056	7,686,333	15,112,834	28,151,136	16,502,370	27,517,065
End of period	$ –	$ -	$26,709,201	$ –	$ -	$ –	$ –	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year or Period Ended December 31, 2016
	WILSHIRE LARGE CO. VALUE PORTFOLIO INVESTMENT	WILSHIRE SMALL CO. GROWTH PORTFOLIO INVESTMENT	WILSHIRE SMALL CO. VALUE PORTFOLIO INVESTMENT	WILSHIRE VIT 2015 FUNDS	WILSHIRE VIT 2025 FUNDS	WILSHIRE VIT 2035 FUNDS	WILSHIRE VIT GLOBAL ALLOCATION FUND
OPERATIONS
Investment Income	$ –	$ –	$ 5,210	$ 484,611	$ 820,516	$ 900,847	$ 6,148,053
Capital gain distribution	225,504	2,741	120,807	476,053	317,425	421,701	12,202,879
Net realized gain (loss) on investments	4,757,695	1,357,061	1,391,582	808,536	1,300,519	728,417	8,324,876
Net change in unrealized appreciation (depreciation) on investments	(2,860,401)	(948,382)	(866,562)	(320,285)	635,464	1,852,384	(5,420,902)
Mortality and expense risk charge (Note 3)	(276,851)	(29,380)	(46,418)	(281,933)	(565,755)	(688,516)	(4,787,955)
Net increase (decrease) in net assets resulting from operations	1,845,947	382,040	604,619	1,166,982	2,508,169	3,214,833	16,466,951
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,053,741	81,307	215,613	1,228,989	4,781,602	6,499,805	11,352,960
Net transfer from (to) fixed accumulation account	(1,154,996)	(70,134)	(235,623)	(1,842,295)	(1,101,895)	(708,517)	(24,030,778)
Transfer between funds	(37,333,762)	(4,090,700)	(6,520,439)	(346,240)	(1,193,919)	(918,368)	(3,470,927)
Payments to contract owners	(1,102,573)	(159,209)	(251,917)	(2,088,963)	(2,444,068)	(2,038,739)	(23,182,046)
Annual maintenance charge (Note 3)	(5,731)	(528)	(990)	(13,421)	(47,155)	(122,389)	(185,085)
Surrender charges (Note 3)	(3,473)	–	(1,003)	(5,500)	(24,618)	(31,021)	(7,446)
Mortality guarantee adjustment	–	–	–	–	–	–	22,106
Net increase (decrease) in net assets resulting from contract owners; transactions	(38,546,794)	(4,239,264)	(6,794,359)	(3,067,430)	(30,053)	2,680,771	(39,501,216)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(36,700,847)	(3,857,224)	(6,189,740)	(1,900,448)	2,478,116	5,895,604	(23,034,265)
Net Assets:
Beginning of period	36,700,847	3,857,224	6,189,740	24,067,245	44,933,445	53,336,974	407,270,328
End of period	$ -	$ -	$ -	$22,166,797	$47,411,561	$59,232,578	$384,236,063
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year or Period Ended December 31, 2015
	ALLIANCE BERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO	ALLIANCE BERNSTEIN VPS SMALL/ MID CAP VALUE PORTFOLIO	ALLIANCE BERNSTEIN VPS SMALL CAP GROWTH PORTFOLIO	AMERICAN CENTURY MID CAP VALUE FUND	AMERICAN FUNDS IS BLUE CHIP GROWTH & INCOME FUND	AMERICAN FUNDS IS GROWTH FUND	AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND	AMERICAN FUNDS IS NEW WORLD FUND
OPERATIONS
Investment Income	$ –	$ 16,736	$ –	$ 31,722	$ 116,251	$ 54,954	$ 30,933	$ 10,247
Capital gain distribution	4,023,101	514,896	542,926	81,118	362,742	744,278	37,461	86,153
Net realized gain (loss) on investments	2,198,392	183,335	39,164	25,920	(21,195)	(49,179)	(2,598)	(20,405)
Net change in unrealized appreciation (depreciation) on investments	(1,709,733)	(892,802)	(625,034)	(172,032)	(616,299)	(533,840)	(101,654)	(170,853)
Mortality and expense risk charge (Note 3)	(544,608)	(40,439)	(37,792)	(23,129)	(47,682)	(50,754)	(22,780)	(18,851)
Net increase (decrease) in net assets resulting from operations	3,967,152	(218,274)	(80,736)	(56,401)	(206,183)	165,459	(58,638)	(113,709)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,953,853	204,435	213,348	353,728	2,479,742	2,655,851	944,356	1,017,488
Net transfer from (to) fixed accumulation account	(1,733,912)	(167,385)	(85,559)	63,169	822,317	833,224	132,221	270,603
Transfer between funds	(1,127,153)	(107,416)	(168,066)	74,115	1,970,372	2,358,988	583,292	630,344
Payments to contract owners	(2,023,106)	(158,197)	(124,050)	(30,107)	(161,832)	(174,571)	(69,890)	(72,661)
Annual maintenance charge (Note 3)	(47,719)	(1,161)	(484)	(775)	(925)	(5,710)	(1,025)	(800)
Surrender charges (Note 3)	(4,356)	(1,541)	(646)	(320)	(2,398)	(2,976)	(1,131)	(1,730)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(2,982,393)	(231,265)	(165,457)	459,810	5,107,276	5,664,806	1,587,823	1,843,244
TOTAL INCREASE (DECREASE) IN NET ASSETS	984,759	(449,539)	(246,193)	403,409	4,901,093	5,830,265	1,529,185	1,729,535
Net Assets:
Beginning of period	42,746,462	3,415,901	3,123,996	1,590,877	1,698,982	1,879,387	1,321,975	675,808
End of period	$43,731,221	$2,966,362	$2,877,803	$1,994,286	$6,600,075	$7,709,652	$2,851,160	$2,405,343
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year or Period Ended December 31, 2015
	ARIEL FUND	ARIEL APPRECIATION FUND	CALVERT S&P MID CAP 400 INDEX PORTFOLIO	DAVIS VALUE PORTFOLIO	DELAWARE VIP REIT SERIES	DELAWARE VIP SMID CAP GROWTH SERIES	DELAWARE VIP U.S. GROWTH SERIES	DREYFUS MID CAP STOCK PORTFOLIO
OPERATIONS
Investment Income	$ 283,206	$ 584,374	$ –	$ 155,956	$ 131,081	$ 12,763	$ 8,148	$ 5,399
Capital gain distribution	5,564,311	5,232,646	144,842	3,009,625	–	657,057	186,717	192,681
Net realized gain (loss) on investments	1,158,123	836,650	116,103	(448,719)	636,802	315,748	57,292	57,885
Net change in unrealized appreciation (depreciation) on investments	(8,725,555)	(10,187,823)	(568,439)	(2,378,062)	(345,233)	(454,720)	(145,615)	(286,261)
Mortality and expense risk charge (Note 3)	(559,182)	(739,299)	(82,910)	(245,418)	(160,235)	(92,331)	(28,278)	(15,002)
Net increase (decrease) in net assets resulting from operations	(2,279,097)	(4,273,452)	(390,404)	93,382	262,415	438,517	78,264	(45,298)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,776,097	1,899,496	1,809,768	1,250,033	1,757,721	470,484	334,151	56,783
Net transfer from (to) fixed accumulation account	(1,530,974)	(2,335,454)	575,054	(726,253)	(186,199)	(139,060)	(57,350)	(9,988)
Transfer between funds	(846,139)	(776,500)	1,706,695	(418,279)	(188,489)	(4,756)	75,001	9,472
Payments to contract owners	(2,545,887)	(3,339,391)	(174,018)	(1,091,322)	(495,362)	(528,912)	(59,290)	(135,202)
Annual maintenance charge (Note 3)	(18,143)	(17,106)	(1,390)	(7,674)	(7,206)	(4,275)	(4,113)	(325)
Surrender charges (Note 3)	(3,598)	(1,146)	(3,052)	(7,742)	(8,854)	(2,460)	(935)	(3)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(3,168,644)	(4,570,101)	3,913,057	(1,001,237)	871,611	(208,979)	287,464	(79,263)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,447,741)	(8,843,553)	3,522,653	(907,855)	1,134,026	229,538	365,728	(124,561)
Net Assets:
Beginning of period	46,492,577	61,854,106	5,195,086	19,954,602	12,445,759	7,160,709	2,051,141	1,227,574
End of period	$41,044,836	$ 53,010,553	$8,717,739	$19,046,747	$13,579,785	$7,390,247	$2,416,869	$1,103,013
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year or Period Ended December 31, 2015
	DREYFUS SMALL CAP STOCK INDEX PORTFOLIO	FIDELITY VIP EMERGING MARKETS PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO	FIDELITY VIP FREEDOM 2025 PORTFOLIO	FIDELITY VIP FREEDOM 2035 PORTFOLIO	FIDELITY VIP FREEDOM 2045 PORTFOLIO	FIDELITY VIP FUNDS MANAGER 20% PORTFOLIO	FIDELITY VIP FUNDS MANAGER 50% PORTFOLIO
OPERATIONS
Investment Income	$ 39,731	$ 19,178	$ 3,796	$ 41,938	$ 49,980	$ 21,156	$ 2,784	$ 9,158
Capital gain distribution	354,198	–	771	9,558	15,698	6,755	472	2,975
Net realized gain (loss) on investments	117,818	(13,310)	(2,220)	(3,276)	(16,933)	(2,320)	44	(272)
Net change in unrealized appreciation (depreciation) on investments	(722,158)	(590,323)	(8,155)	(89,283)	(107,291)	(33,088)	(5,275)	(8,776)
Mortality and expense risk charge (Note 3)	(74,926)	(67,468)	(1,066)	(9,929)	(12,908)	(4,489)	(826)	(2,445)
Net increase (decrease) in net assets resulting from operations	(285,337)	(651,923)	(6,874)	(50,992)	(71,454)	(11,986)	(2,801)	640
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,487,365	742,967	7,869	1,138,286	1,423,260	849,329	145,724	593,678
Net transfer from (to) fixed accumulation account	224,585	(76,576)	56,494	204,178	625,208	125,542	32,079	42,656
Transfer between funds	1,449,895	(45,917)	191,112	1,285,740	1,521,035	439,073	89,448	300,160
Payments to contract owners	(276,132)	(187,584)	(15,200)	(34,029)	(6,655)	(2,279)	(719)	–
Annual maintenance charge (Note 3)	(1,687)	(4,784)	(25)	(175)	(500)	(475)	–	–
Surrender charges (Note 3)	(4,850)	(4,928)	–	(804)	–	(182)	(40)	(50)
Mortality guarantee adjustment	627	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	2,879,803	423,178	240,250	2,593,196	3,562,348	1,411,008	266,492	936,444
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,594,466	(228,745)	233,376	2,542,204	3,490,894	1,399,022	263,691	937,084
Net Assets:
Beginning of period	5,033,674	5,510,487	–	–	–	–	–	–
End of period	$7,628,140	$5,281,742	$233,376	$2,542,204	$3,490,894	$1,399,022	$263,691	$937,084
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year or Period Ended December 31, 2015
	FIDELITY VIP FUNDS MANAGER 60% PORTFOLIO	FIDELITY VIP FUNDS MANAGER 70% PORTFOLIO	FIDELITY VIP FUNDS MANAGER 85% PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP GROWTH & INCOME PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO
OPERATIONS
Investment Income	$ 28,724	$ 20,112	$ 21,396	$ 26,386	$ 619,218	$ 1,005,808	$ 2,055,798	$ 813,672
Capital gain distribution	12,122	11,550	1,738	2,544,842	1,675,753	–	70,500	25,428
Net realized gain (loss) on investments	(2,588)	(3,257)	(1,960)	3,446,710	856,344	25,416	2,826,953	(6,413)
Net change in unrealized appreciation (depreciation) on investments	(83,759)	(62,257)	(25,812)	(504,486)	(3,987,106)	(1,604,225)	(3,744,891)	(1,125,569)
Mortality and expense risk charge (Note 3)	(14,094)	(9,496)	(5,914)	(1,018,182)	(410,116)	(192,016)	(1,363,436)	(397,934)
Net increase (decrease) in net assets resulting from operations	(59,595)	(43,348)	(10,552)	4,495,270	(1,245,907)	(765,017)	(155,076)	(690,816)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,577,814	1,305,881	968,042	4,814,587	2,026,646	1,467,937	9,371,093	3,971,563
Net transfer from (to) fixed accumulation account	83,114	(19,483)	38,371	(3,266,371)	(1,078,025)	(396,754)	(2,324,725)	(728,432)
Transfer between funds	1,377,992	1,190,744	614,450	(1,308,323)	(587,922)	(519,340)	3,111,877	961,551
Payments to contract owners	(16,709)	(3,623)	–	(3,942,606)	(1,869,133)	(1,090,486)	(6,121,067)	(2,336,459)
Annual maintenance charge (Note 3)	(300)	(250)	(275)	(80,688)	(18,941)	(9,347)	(76,637)	(24,613)
Surrender charges (Note 3)	(449)	(37)	–	(15,164)	(7,206)	(12,672)	(18,314)	(14,481)
Mortality guarantee adjustment	–	–	–	–	–	–	934	384
Net increase (decrease) in net assets resulting from contract owners; transactions	3,021,462	2,473,232	1,620,588	(3,798,565)	(1,534,581)	(560,662)	3,943,161	1,829,513
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,961,867	2,429,884	1,610,036	696,705	(2,780,488)	(1,325,679)	3,788,085	1,138,697
Net Assets:
Beginning of period	–	–	–	80,814,236	34,096,941	15,941,617	108,957,873	31,407,071
End of period	$2,961,867	$2,429,884	$1,610,036	$81,510,941	$31,316,453	$14,615,938	$112,745,958	$32,545,768
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year or Period Ended December 31, 2015
	FIDELITY VIP MID CAP PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	FIDELITY VIP REAL ESTATE PORTFOLIO	FRANKLIN HIGH INCOME SECURITIES	GOLDMAN SACHS VIT MID CAP VALUE FUND	GOLDMAN SACHS VIT SMALL CAP EQUITY INSIGHTS FUND	IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION PORTFOLIO	IBBOTSON BALANCED ETF ASSET ALLOCATION PORTFOLIO
OPERATIONS
Investment Income	$ 186,403	$ 669,925	$ 20,880	$ 10,431	$ 2,093	$ 8,303	$ 98,569	$ 346,475
Capital gain distribution	9,020,118	59,285	20,386	–	133,642	351,150	119,413	648,256
Net realized gain (loss) on investments	428,124	47,928	(636)	(20,408)	14,106	68,479	124,980	258,213
Net change in unrealized appreciation (depreciation) on investments	(10,700,085)	1,044,329	11,034	(27,560)	(330,966)	(479,297)	(589,609)	(1,828,041)
Mortality and expense risk charge (Note 3)	(925,595)	(708,401)	(4,600)	(1,951)	(21,339)	(36,372)	(91,624)	(284,963)
Net increase (decrease) in net assets resulting from operations	(1,991,035)	1,113,066	47,064	(39,488)	(202,464)	(87,737)	(338,271)	(860,060)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	4,343,039	5,254,010	589,179	249,535	302,399	134,282	2,587,218	6,177,632
Net transfer from (to) fixed accumulation account	(2,736,034)	(1,081,272)	124,224	28,871	(11,629)	(87,828)	(107,758)	169,196
Transfer between funds	(1,096,467)	104,112	585,115	153,634	6,403	(46,059)	(594,101)	(2,156,197)
Payments to contract owners	(3,919,354)	(3,171,792)	(12,385)	(12,088)	(106,532)	(237,611)	(222,065)	(818,800)
Annual maintenance charge (Note 3)	(22,423)	(23,995)	(125)	–	(300)	(837)	(21,343)	(37,763)
Surrender charges (Note 3)	(12,154)	(17,581)	(237)	(106)	(730)	(578)	(10,801)	(26,576)
Mortality guarantee adjustment	–	1,316	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(3,443,393)	1,064,798	1,285,771	419,846	189,611	(238,631)	1,631,150	3,307,492
TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,434,428)	2,177,864	1,332,835	380,358	(12,853)	(326,368)	1,292,879	2,447,432
Net Assets:
Beginning of period	75,266,584	54,703,388	–	–	1,697,412	3,030,864	6,634,045	21,347,585
End of period	$ 69,832,156	$56,881,252	$1,332,835	$380,358	$1,684,559	$2,704,496	$7,926,924	$23,795,017
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year or Period Ended December 31, 2015
	IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION PORTFOLIO	IBBOTSON GROWTH ETF ASSET ALLOCATION PORTFOLIO	IBBOTSON INCOME & GROWTH ETF ASSET ALLOCATION PORTFOLIO	JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO	JPMORGAN SMALL CAP VALUE FUND	LAZARD RETIREMENT US SMALL- MID CAP EQUITY PORTFOLIO	LORD ABBETT DEVELOPING GROWTH PORTFOLIO	LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO
OPERATIONS
Investment Income	$ 54,239	$ 254,188	$ 115,403	$ 294,135	$ 2,287	$ –	$ –	$ –
Capital gain distribution	110,858	292,358	288,002	1,188,578	20,392	99,875	22,947	209,826
Net realized gain (loss) on investments	(4,846)	135,018	28,598	1,057,720	(3,354)	(28,124)	33	(31,857)
Net change in unrealized appreciation (depreciation) on investments	(229,131)	(1,290,594)	(564,472)	(2,320,161)	(40,432)	(117,597)	(318,896)	(118,169)
Mortality and expense risk charge (Note 3)	(50,782)	(229,495)	(90,149)	(327,748)	(2,065)	(16,030)	(25,124)	(25,954)
Net increase (decrease) in net assets resulting from operations	(119,662)	(838,525)	(222,618)	(107,476)	(23,172)	(61,876)	(321,040)	33,846
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,520,461	4,577,928	1,399,198	2,409,276	209,924	340,194	797,221	76,542
Net transfer from (to) fixed accumulation account	35,311	366,915	(32,762)	(406,798)	129,435	14,079	296,989	(16,764)
Transfer between funds	(45,688)	(746,321)	(509,261)	1,294,389	203,976	(1,130)	786,139	(29,989)
Payments to contract owners	(240,876)	(627,508)	(290,145)	(1,526,258)	(17,531)	(39,825)	(66,920)	(117,561)
Annual maintenance charge (Note 3)	(2,453)	(33,661)	(8,975)	(13,510)	–	(475)	(1,175)	(450)
Surrender charges (Note 3)	(2,836)	(27,635)	(11,138)	(564)	(17)	(1,554)	(926)	(3)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	1,263,919	3,509,718	546,917	1,756,535	525,787	311,289	1,811,328	(88,225)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,144,257	2,671,193	324,299	1,649,059	502,615	249,413	1,490,288	(54,379)
Net Assets:
Beginning of period	3,337,989	16,745,206	7,140,509	25,444,679	–	1,101,722	1,366,840	2,054,890
End of period	$4,482,246	$19,416,399	$7,464,808	$27,093,738	$502,615	$1,351,135	$2,857,128	$2,000,511
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year or Period Ended December 31, 2015
	MFS MID CAP VAUE PORTFOLIO	NEUBERGER BERMAN GENESIS FUND	PUTNAM VT MULTI-CAP GROWTH FUND	RAINIER SMALL/MID CAP EQUITY PORTFOLIO	ROYCE CAPITAL SMALL CAP PORTFOLIO	TEMPLETON GLOBAL BOND VIP FUND	T. ROWE PRICE EQUITY INCOME PORTFOLIO VIP II	T. ROWE PRICE GOVERNMENT PORTFOLIO
OPERATIONS
Investment Income	$ 2,205	$ 64,479	$ 39,147	$ –	$ 123,164	$ 364,355	$ 283,019	$ –
Capital gain distribution	49,200	10,643,017	93,262	3,676,141	3,543,641	24,053	377,921	1,462,242
Net realized gain (loss) on investments	(14,867)	25,426	389,999	592,424	251,582	(60,603)	845,119	599,487
Net change in unrealized appreciation (depreciation) on investments	(56,246)	(10,703,675)	(532,665)	(3,868,468)	(5,934,298)	(551,891)	(2,810,122)	(2,608,031)
Mortality and expense risk charge (Note 3)	(2,668)	(693,081)	(98,263)	(372,902)	(203,189)	(58,303)	(216,490)	(207,240)
Net increase (decrease) in net assets resulting from operations	(22,376)	(663,834)	(108,520)	27,195	(2,219,100)	(282,389)	(1,520,553)	(753,542)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	384,495	3,160,919	361,167	1,609,850	1,281,084	998,614	1,423,304	484,491
Net transfer from (to) fixed accumulation account	182,614	(2,329,249)	(302,556)	(922,936)	(281,381)	68,977	(473,398)	(729,308)
Transfer between funds	173,557	(1,106,075)	(102,269)	(458,129)	(2,023)	94,156	(359,105)	(108,720)
Payments to contract owners	(12,446)	(2,835,723)	(420,677)	(1,519,767)	(798,388)	(231,492)	(936,993)	(1,164,001)
Annual maintenance charge (Note 3)	–	(10,592)	(2,770)	(5,692)	(1,800)	(2,444)	(6,011)	(3,004)
Surrender charges (Note 3)	(4)	(7,559)	(505)	(3,415)	(3,387)	(5,005)	(4,873)	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	728,216	(3,128,279)	(467,610)	(1,300,089)	194,105	922,806	(357,076)	(1,520,542)
TOTAL INCREASE (DECREASE) IN NET ASSETS	705,840	(3,792,113)	(576,130)	(1,272,894)	(2,024,995)	640,417	(1,877,629)	(2,274,084)
Net Assets:
Beginning of period	–	56,658,641	8,108,108	29,696,458	17,042,012	4,386,429	18,617,256	17,444,826
End of period	$705,840	$ 52,866,528	$7,531,978	$28,423,564	$15,017,017	$5,026,846	$16,739,627	$15,170,742
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year or Period Ended December 31, 2015
	T. ROWE PRICE SMALL- CAP VALUE FUND ADVISOR CLASS	T. ROWE PRICE PRIME RESERVE PORTFOLIO	WELLS FARGO VT DISCOVERY FUND	WELLS FARGO VT OPPORTUNITY FUND	WILSHIRE 5000 INDEX PORTFOLIO INSTITUTIONAL	WILSHIRE 5000 INDEX PORTFOLIO INVESTMENT	WILSHIRE LARGE CO. GROWTH PORTFOLIO INSTITUTIONAL	WILSHIRE LARGE CO. GROWTH PORTFOLIO INVESTMENT
OPERATIONS
Investment Income	23,004	–	–	10,691	239,208	384,681	–	–
Capital gain distribution	2,579,784	659	3,823,057	855,939	–	–	1,618,294	2,846,014
Net realized gain (loss) on investments	402,660	(1)	1,120,837	165,929	1,082,368	1,182,900	540,161	649,944
Net change in unrealized appreciation (depreciation) on investments	(3,798,570)	1	(5,392,526)	(1,272,005)	(1,247,594)	(1,528,193)	(1,078,079)	(1,824,469)
Mortality and expense risk charge (Note 3)	(196,593)	(81,372)	(318,648)	(103,806)	(203,862)	(357,825)	(213,080)	(343,646)
Net increase (decrease) in net assets resulting from operations	(989,715)	(80,713)	(767,280)	(343,252)	(129,880)	(318,437)	867,296	1,327,843
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	438,105	820,180	2,295,539	265,053	373,418	2,000,509	470,474	1,512,814
Net transfer from (to) fixed accumulation account	(716,957)	809,365	(114,761)	(426,097)	(1,189,195)	(976,221)	(1,023,342)	(728,109)
Transfer between funds	(158,838)	499,922	995,736	(129,827)	(496,526)	(225,812)	(345,259)	(250,889)
Payments to contract owners	(856,569)	(2,089,919)	(1,491,500)	(280,259)	(736,428)	(1,693,916)	(960,604)	(1,785,585)
Annual maintenance charge (Note 3)	(1,523)	(4,140)	(9,809)	(1,147)	(1,811)	(20,617)	(2,126)	(18,357)
Surrender charges (Note 3)	–	(2,079)	(3,630)	–	–	(4,481)	–	(3,956)
Mortality guarantee adjustment	–	–	653	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(1,295,782)	33,329	1,672,228	(572,277)	(2,050,542)	(920,538)	(1,860,857)	(1,274,082)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,285,497)	(47,384)	904,948	(915,529)	(2,180,422)	(1,238,975)	(993,561)	53,761
Net Assets:
Beginning of period	16,758,743	6,589,768	24,609,108	8,601,862	17,293,256	29,390,111	17,495,931	27,463,304
End of period	$14,473,246	$ 6,542,384	$25,514,056	$ 7,686,333	$15,112,834	$28,151,136	$16,502,370	$27,517,065
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the Year or Period Ended December 31, 2015
	WILSHIRE LARGE CO. VALUE PORTFOLIO INVESTMENT	WILSHIRE SMALL CO. GROWTH PORTFOLIO INVESTMENT	WILSHIRE SMALL CO. VALUE PORTFOLIO INVESTMENT	WILSHIRE VIT 2015 FUNDS	WILSHIRE VIT 2025 FUNDS	WILSHIRE VIT 2035 FUNDS	WILSHIRE VIT GLOBAL ALLOCATION FUND
OPERATIONS
Investment Income	375,458	–	493	535,864	809,425	911,797	8,133,650
Capital gain distribution	2,288,985	216,699	349,665	1,611,478	1,734,615	1,569,872	20,641,643
Net realized gain (loss) on investments	(108,182)	106,947	251,057	1,541,999	688,584	880,715	8,492,250
Net change in unrealized appreciation (depreciation) on investments	(4,680,880)	(223,224)	(849,338)	(4,162,970)	(4,284,821)	(4,613,205)	(36,631,127)
Mortality and expense risk charge (Note 3)	(483,758)	(50,823)	(80,422)	(328,894)	(568,105)	(673,586)	(5,350,037)
Net increase (decrease) in net assets resulting from operations	(2,608,377)	49,599	(328,545)	(802,523)	(1,620,302)	(1,924,407)	(4,713,621)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	2,095,916	137,066	387,334	1,651,457	4,916,953	7,795,615	14,237,343
Net transfer from (to) fixed accumulation account	(1,328,021)	(108,651)	(191,334)	(1,500,048)	(1,006,986)	(822,596)	(19,358,549)
Transfer between funds	(314,545)	(69,225)	(136,037)	(678,975)	(1,172,684)	(2,042,254)	(5,440,474)
Payments to contract owners	(2,030,733)	(211,869)	(395,982)	(2,806,348)	(1,906,499)	(1,575,152)	(27,663,200)
Annual maintenance charge (Note 3)	(10,197)	(926)	(1,408)	(14,883)	(49,069)	(125,465)	(210,784)
Surrender charges (Note 3)	(6,000)	–	(1,115)	(31,323)	(36,109)	(44,440)	(31,889)
Mortality guarantee adjustment	–	–	479	–	–	–	24,617
Net increase (decrease) in net assets resulting from contract owners; transactions	(1,593,580)	(253,605)	(338,063)	(3,380,120)	745,606	3,185,708	(38,442,936)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,201,957)	(204,006)	(666,608)	(4,182,643)	(874,696)	1,261,301	(43,156,557)
Net Assets:
Beginning of period	40,902,804	4,061,230	6,856,348	28,249,888	45,808,141	52,075,673	450,426,885
End of period	$36,700,847	$3,857,224	$6,189,740	$24,067,245	$44,933,445	$53,336,974	$407,270,328
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements
December 31, 2016 and December 31, 2015
1. NATURE OF SEPARATE ACCOUNT - Horace Mann Life Insurance Company - Separate Account ("the Separate Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, was established by Horace Mann Life Insurance Company (HMLIC) to fund variable annuity contracts. All assets are invested in shares of American Funds IS Blue Chip Growth & Income Fund, American Funds IS Growth Fund, American Funds IS Managed Risk Asset Allocation Fund, American Funds IS New World Fund, Calvert S&P Mid Cap 400 Index Portfolio, Dreyfus Small Cap Stock Index Portfolio, Fidelity VIP Freedom 2015 Portfolio, Fidelity VIP Freedom 2025 Portfolio, Fidelity VIP Freedom 2035 Portfolio, Fidelity VIP Freedom 2045 Portfolio, Fidelity VIP Funds Manager 20%, Fidelity VIP Funds Manager 50%, Fidelity VIP Funds Manager 60%, Fidelity VIP Funds Manager 70%, Fidelity VIP Funds Manager 85%, Fidelity VIP Index 500 Portfolio, Fidelity VIP Investment Grade Bond Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Real Estate Portfolio, Franklin High Income Securities, JPMorgan Insurance Trust U.S. Equity Portfolio, JPMorgan Small Cap Value Fund, Lord Abbett Developing Growth Portfolio, MFS Mid Cap Value Portfolio, Templeton Global Bond VIP Fund, T. Rowe Price Government Money Portfolio, Wells Fargo VT Discovery Fund, Wilshire VIT 2015 Fund, Wilshire VIT 2025 Fund, Wilshire VIT 2035 Fund, Wilshire VIT Global Allocation Fund. The funds collectively are referred to as "Funds."
Effective August 19, 2016 forty funds were closed and the assets were transferred to other funds within the Separate Account: AllianceBernstein VPS Large Cap Growth Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS Small Cap Growth Portfolio, American Century Mid Cap Value Fund, Ariel Fund, Ariel Appreciation Fund, Davis Value Portfolio, Delaware VIP REIT Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series, Dreyfus Mid Cap Stock Portfolio, Fidelity VIP Emerging Markets Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP Growth & Income Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Mid Cap Portfolio, Goldman Sachs VIT Mid Cap Value Fund, Goldman Sachs VIT Structured Small Cap Equity Fund, Ibbotson Aggressive Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, Ibbotson Income & Growth ETF Asset Allocation Portfolio, Lazard Retirement US Small-Mid Cap Equity Portfolio, Lord Abbett Series Fund Growth Opportunities Portfolio, Morningstar Conservative ETF Asset Allocation Portfolio, Neuberger Berman Genesis Fund, Putnam VT Multi-Cap Growth Fund, Rainier Small/Mid Cap Equity Portfolio, Royce Capital Fund Small Cap Portfolio, T. Rowe Price Equity Income Portfolio VIP II, T. Rowe Price Small-Cap Stock Fund Advisor Class, T. Rowe Small-Cap Value Fund Advisor Class, Wells Fargo Advantage VT Opportunity Fund, Wilshire 5000 Index Portfolio-Institutional, Wilshire 5000 Index Portfolio-Investment, Wilshire Large Co. Growth-Institutional, Wilshire Large Co. Growth Portfolio-Investment, Wilshire Large Co. Value Portfolio- Investment, Wilshire Small Co. Growth Portfolio-Investment, Wilshire Small Co. Value Portfolio-Investment.
Effective May 1, 2015 thirteen new funds were added to the Separate Accounts, Fidelity VIP Freedom 2015 Portfolio, Fidelity VIP Freedom 2025 Portfolio, Fidelity VIP Freedom 2035 Portfolio, Fidelity VIP Freedom 2045 Portfolio, Fidelity VIP Funds Manager 20%, Fidelity VIP Funds Manager 50%, Fidelity VIP Funds Manager 60%, Fidelity VIP Funds Manager 70%, Fidelity VIP Funds Manager 85%, Fidelity VIP Real Estate Portfolio, Franklin High Income Securities, JPMorgan Small Cap Value Fund and MFS Mid Cap Value Portfolio.
The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of HMLIC.
A purchase payment could be presented as a negative equity transaction in the Statement of Changes in Net Assets if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.
A contract owner may choose from among a number of different underlying mutual fund options. HMLIC allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value (NAV), then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.
Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from HMLIC's other assets and liabilities. The portion of the Separate Accounts assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business HMLIC may conduct.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2016 and December 31, 2015
2. SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.
Investments
Security transactions are recorded on a trade date basis. The carrying amounts of the assets approximate fair value and were measured based on the reported net asset values of the Funds, which in turn value their investment securities at fair value. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains (losses) from security transactions are determined for financial reporting purposes on the first-in-first-out basis.
The Separate Account measures the fair value of its investments on a recurring basis. Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement guidance establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities including valuations for securities listed on a national or foreign exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.
Level 2 Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities.
Level 3 Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.
At the end of each reporting period, an evaluation is made regarding whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred between levels.
The Separate Account measures the fair value of all its investments using level 1 inputs. For the year ended December 31, 2015, there were no transfers out of Level 1 securities.
Income Taxes
The operations of the Separate Account are taxed as part of the operations of HMLIC, which is taxed as a "life insurance company" under the provision of the internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required.
Calculation of Annuity Reserves.
At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization ) period . The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return varies from 2% to 4% depending on the original contract. The mortality risk is fully borne by HMLIC and may result in additional amounts being transferred into the Separate Account by HMLIC to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to HMLIC.
Recently Issued Accounting Standards.
There are no recently issued accounting standards applicable to the Separate Account.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2016 and December 31, 2015
Subsequent events
Management evaluated subsequent events for the Separate Account through the date the financial statements are issued, and has concluded that there are no events that require financial statement disclosure or adjustments to the financial statements.
3. EXPENSES AND RELATED PARTY TRANSACTIONS - Certain specified amounts, as described in the annuity contracts, are paid to HMLIC to cover death benefits, surrender charges, and maintenance charges.
For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Accounts as a direct reduction to unit value ranging from 0% to 1.25% of the daily net assets of the Separate Account depending on the product and options selected. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the net assets (0.45% for mortality risk, and 0.80% expense risk; these may vary from time to time). However, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. Optional guaranteed minimum death benefit riders can be elected at time of issue at an additional annual charge not to exceed .40% of net assets. The fees are computed on a daily basis.
An annual contract maintenance charge of $25 is deducted from each contract unless the contract value equals or exceeds $10,000 to reimburse HMLIC for expenses incurred in administering the contract. When taken, the contract maintenance charge is assessed on the contract anniversary date through a reduction of units. This charge may be reduced or eliminated on certain individual contracts and on some group plans. The annual maintenance charge is paid through a redemption of units and is deducted from the subaccount containing the greatest dollar amount or from the fixed portion of the contract when none of the variable subaccount(s) have any value. Charges for the annual maintenance charge cease on the maturity date. No annual maintenance charge is taken, in whole or in part, in the event of a complete surrender unless the surrender occurs on the contract anniversary date. If multiple deferred annuity contracts or certificates are held, the values of all such contracts/certificates will be combined to determine whether the $10,000 value has been met. If multiple contracts are issued to accommodate multiple sources of funds, only one maintenance charge will be deducted.
In the event of a contract being surrendered or withdrawn from the subaccount, surrender charges are assessed by HMLIC and withheld from the proceeds of the withdrawals on the basis of the amount surrendered or withdrawn from the subaccount(s).
HMLIC contributed $335,938 and $421,416 in the form of bonus credits to the contract owner accounts for the year ended December 31, 2016 and 2015, respectively. These amounts are included in gross stipulated payments received on annuity contracts and are credited at the time the related purchase payment from the contract owner is received.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Year or Period Ended December 31, 2016
4. PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES
During the year ended December 31, 2016 purchases and proceeds from sales of fund shares were as follows:
	Purchases	Sales
AllianceBernstein VPS Large Cap Growth Portfolio	$ 6,337,069	$ 31,072,057
AllianceBernstein VPS Small/Mid Cap Value Portfolio	316,926	3,407,578
AllianceBernstein VPS Small Cap Growth Portfolio	1,099,304	4,351,747
American Century Mid Cap Value Fund	183,843	2,218,042
American Funds IS Blue Chip Growth & Income Fund	8,243,951	1,788,863
American Funds IS Growth Fund	7,855,649	1,827,665
American Funds IS Managed Risk Asset Allocation Fund	2,127,717	833,552
American Funds IS New World Fund	7,956,101	1,129,973
Ariel Fund	1,508,501	35,880,321
Ariel Appreciation Fund	1,943,048	49,682,038
Calvert S&P Mid Cap 400 Index Portfolio	243,807,779	13,477,292
Davis Value Portfolio	952,345	22,787,653
Delaware VIP REIT Series	1,874,609	12,744,058
Delaware VIP Smid Cap Growth Series	1,311,522	7,861,972
Delaware VIP U.S. Growth Series	743,903	3,105,592
Dreyfus Mid Cap Stock Portfolio	173,261	986,069
Dreyfus Small Cap Stock Index Portfolio	125,933,808	8,192,401
Fidelity VIP Emerging Markets Portfolio	300,198	5,894,035
Fidelity VIP Freedom 2015 Portfolio	595,590	60,237
Fidelity VIP Freedom 2025 Portfolio	3,595,384	492,866
Fidelity VIP Freedom 2035 Portfolio	4,655,317	396,800
Fidelity VIP Freedom 2045 Portfolio	2,947,228	304,081
Fidelity VIP Funds Manager 20%	5,488,599	355,565
Fidelity VIP Funds Manager 50%	9,515,820	721,402
Fidelity VIP Funds Manager 60%	30,570,568	1,807,772
Fidelity VIP Funds Manager 70%	25,642,861	2,032,832
Fidelity VIP Funds Manager 85%	12,261,857	681,399
Fidelity VIP Growth Portfolio	10,773,262	56,421,031
Fidelity VIP Growth & Income Portfolio	3,277,667	27,580,684
Fidelity VIP High Income Portfolio	702,815	17,616,613
Fidelity VIP Index 500 Portfolio	349,552,526	27,120,689
Fidelity VIP Investment Grade Bond Portfolio	6,798,917	5,501,607
Fidelity VIP Mid Cap Portfolio	7,316,760	74,378,142
Fidelity VIP Overseas Portfolio	9,026,437	7,931,740
Fidelity VIP Real Estate Portfolio	18,671,441	966,442
Franklin High Income Securities	16,564,715	911,512
Goldman Sachs VIT Mid Cap Value Fund	105,074	2,191,297
Goldman Sachs VIT Small Cap Equity Insights Fund	159,403	2,796,234
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	594,286	8,798,162
Ibbotson Balanced ETF Asset Allocation Portfolio	1,060,883	26,059,656
Ibbotson Growth ETF Asset Allocation Portfolio	151,566	4,903,161
Ibbotson Income & Growth ETF Asset Allocation Portfolio	948,971	20,658,570
JPMorgan Insurance Trust U.S. Equity Portfolio	243,434	8,264,718
JPMorgan Small Cap Value Fund	5,197,414	2,658,273
Lazard Retirement US Small-Mid Cap Equity Portfolio	947,863	145,359
Lord Abbett Developing Growth Portfolio	56,555	1,577,611
Lord Abbett Series Fund Growth Opportunities Portfolio	1,429,177	796,105
MFS Mid Cap Value Portfolio	95,644	2,371,646
Morningstar Conservative ETF Asset Allocation Portfolio	1,910,499	275,802
Neuberger Berman Genesis Fund	2,483,149	64,925,927
Putnam VT Multi-Cap Growth Fund	989,237	5,454,535
Rainier Small/Mid Cap Equity Portfolio	1,359,335	28,406,312
Royce Capital Fund Small Cap Portfolio	918,320	18,478,312
Templeton Global Bond VIP Fund	1,082,163	1,170,120
T. Rowe Price Equity Income Portfolio VIP II	1,237,804	15,625,859
T. Rowe Price Government Money Portfolio	4,084,177	3,003,946
T. Rowe Price Small-Cap Stock Fund Advisor Class	356,710	13,439,865
T. Rowe Price Small-Cap Value Fund Advisor Class	353,381	14,593,797

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Year or Period Ended December 31, 2016
	Purchases	Sales
Wells Fargo VT Discovery Fund	5,976,165	4,150,521
Wells Fargo VT Opportunity Fund	1,070,369	6,906,482
Wilshire 5000 Index Portfolio Institutional	265,586	10,097,739
Wilshire 5000 Index Portfolio Investment	1,291,730	20,517,602
Wilshire Large Co. Growth Portfolio Institutional	380,917	15,601,534
Wilshire Large Co. Growth Portfolio Investment	1,147,241	27,131,212
Wilshire Large Co. Value Portfolio Investment	1,644,840	35,485,286
Wilshire Small Co. Growth Portfolio Investment	107,326	3,016,168
Wilshire Small Co. Value Portfolio Investment	407,365	5,730,543
Wilshire VIT 2015 Fund	2,566,525	4,146,688
Wilshire VIT 2025 Fund	6,108,674	4,266,022
Wilshire VIT 2035 Fund	8,184,116	4,140,896
Wilshire VIT Global Allocation Fund	33,279,049	50,892,413
	$1,018,822,246	$871,200,695

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Year or Period Ended December 31, 2016 and December 31, 2015
5. CHANGE IN CONTRACT OWNERS' ACCOUNT UNITS
	Units Outstanding at 01/01/2015	Consideration Received 2015	Net Transfers 2015	Payments to Contract Owners 2015	Units Outstanding at 12/31/2015	Consideration Received 2016	Net Transfers 2016	Payments to Contract Owners 2016	Units Outstanding at 12/31/2016
AllianceBernstein VPS Large Cap Growth Portfolio	1,014,305	43,828	(64,122)	(46,309)	947,702	25,990	(941,377)	(32,315)	–
AllianceBernstein VPS Small/Mid Cap Value Portfolio	102,109	6,240	(8,289)	(4,852)	95,208	3,548	(95,697)	(3,059)	–
AllianceBernstein VPS Small Cap Growth Portfolio	127,520	8,518	(10,328)	(4,943)	120,767	5,597	(122,417)	(3,947)	–
American Century Mid Cap Value Fund	73,083	16,264	6,191	(1,454)	94,084	2,972	(95,587)	(1,469)	–
American Funds IS Blue Chip Growth & Income Fund	113,363	168,387	189,733	(11,352)	460,131	197,502	186,038	(19,800)	823,871
American Funds IS Growth Fund	22,347	30,268	36,490	(2,099)	87,006	36,384	27,683	(4,266)	146,807
American Funds IS Managed Risk Asset Allocation Fund	108,525	77,948	58,863	(6,023)	239,313	77,744	42,826	(21,421)	338,462
American Funds IS New World Fund	29,665	44,771	39,549	(3,425)	110,560	69,599	253,668	(9,840)	423,987
Ariel Fund	483,069	18,378	(24,586)	(26,532)	450,329	11,951	(446,000)	(16,280)	–
Ariel Appreciation Fund	639,371	19,719	(32,468)	(34,927)	591,695	13,894	(585,643)	(19,946)	–
Calvert S&P Mid Cap 400 Index Portfolio	48,107	16,581	21,075	(1,641)	84,122	51,636	1,912,439	(40,079)	2,008,118
Davis Value Portfolio	1,093,234	67,492	(61,659)	(59,142)	1,039,925	40,775	(1,032,198)	(48,502)	–
Delaware VIP REIT Series	766,256	107,909	(25,089)	(31,780)	817,296	45,433	(845,090)	(17,639)	–
Delaware VIP Smid Cap Growth Series	190,665	11,918	(3,514)	(13,580)	185,489	6,712	(185,582)	(6,619)	–
Delaware VIP U.S. Growth Series	139,504	22,147	953	(4,263)	158,341	5,357	(162,576)	(1,122)	–
Dreyfus Mid Cap Stock Portfolio	35,347	1,630	(24)	(3,969)	32,984	966	(33,016)	(934)	–
Dreyfus Small Cap Stock Index Portfolio	193,932	56,991	64,402	(10,984)	304,341	143,093	4,180,905	(87,985)	4,540,354
Fidelity VIP Emerging Markets Portfolio	615,042	85,252	(12,339)	(22,601)	665,354	30,851	(691,064)	(5,141)	–
Fidelity VIP Freedom 2015 Portfolio	–	632	19,509	(1,236)	18,905	18,841	23,883	(1,174)	60,455
Fidelity VIP Freedom 2025 Portfolio	–	87,560	112,091	(2,708)	196,943	177,492	61,424	(8,672)	427,187
Fidelity VIP Freedom 2035 Portfolio	–	73,302	109,158	(367)	182,093	175,562	46,357	(4,880)	399,132
Fidelity VIP Freedom 2045 Portfolio	–	46,740	30,349	(160)	76,929	127,701	21,041	(7,672)	217,999
Fidelity VIP Funds Manager 20%	–	13,092	10,836	(68)	23,860	20,321	431,995	(5,808)	470,368
Fidelity VIP Funds Manager 50%	–	50,329	28,416	(4)	78,741	107,295	645,067	(25,969)	805,134
Fidelity VIP Funds Manager 60%	–	140,533	127,673	(1,552)	266,654	390,608	2,218,618	(64,744)	2,811,136
Fidelity VIP Funds Manager 70%	–	106,999	94,383	(313)	201,069	344,522	1,631,705	(46,584)	2,130,712
Fidelity VIP Funds Manager 85%	–	81,520	53,667	(23)	135,164	258,436	717,568	(18,849)	1,092,319
Fidelity VIP Growth Portfolio	1,369,969	78,486	(74,161)	(65,814)	1,308,480	44,411	(1,307,344)	(45,547)	–
Fidelity VIP Growth & Income Portfolio	1,336,708	79,547	(65,665)	(75,343)	1,275,247	42,931	(1,269,436)	(48,742)	–
Fidelity VIP High Income Portfolio	1,040,549	93,474	(58,321)	(71,751)	1,003,951	40,130	(1,000,791)	(43,290)	–
Fidelity VIP Index 500 Portfolio	444,197	38,037	3,268	(25,144)	460,358	67,229	1,172,652	(46,627)	1,653,612
Fidelity VIP Investment Grade Bond Portfolio	1,484,682	186,256	9,797	(111,760)	1,568,975	154,997	(6,942)	(112,371)	1,604,659
Fidelity VIP Mid Cap Portfolio	1,204,194	68,081	(60,421)	(62,100)	1,149,754	38,691	(1,147,671)	(40,774)	–
Fidelity VIP Overseas Portfolio	2,066,092	189,051	(35,120)	(115,451)	2,104,572	198,557	(46,150)	(99,064)	2,157,915
Fidelity VIP Real Estate Portfolio	–	30,782	36,884	(667)	66,999	89,025	733,161	(10,700)	878,485
Franklin High Income Securities	–	39,972	27,667	(1,861)	65,778	104,133	2,378,088	(72,167)	2,475,832
Goldman Sachs VIT Mid Cap Value Fund	76,188	13,711	(333)	(5,040)	84,526	4,724	(85,860)	(3,390)	–
Goldman Sachs VIT Small Cap Equity Insights Fund	126,875	5,553	(5,547)	(9,762)	117,119	4,712	(114,599)	(7,232)	–
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	556,513	215,849	(58,242)	(21,219)	692,901	53,244	(731,510)	(14,635)	–
Ibbotson Balanced ETF Asset Allocation Portfolio	1,696,315	490,205	(157,880)	(70,172)	1,958,468	85,711	(2,016,107)	(28,072)	–
Ibbotson Growth ETF Asset Allocation Portfolio	1,360,343	368,619	(34,292)	(56,776)	1,637,894	79,139	(1,702,988)	(14,045)	–
Ibbotson Income & Growth ETF Asset Allocation Portfolio	577,077	113,012	(43,782)	(24,939)	621,368	19,614	(634,716)	(6,266)	–
JPMorgan Insurance Trust U.S. Equity Portfolio	961,663	90,426	32,886	(57,590)	1,027,385	70,910	(2,064)	(59,335)	1,036,896
JPMorgan Small Cap Value Fund	–	8,265	13,109	(663)	20,711	17,875	13,326	(921)	50,991
Lazard Retirement US Small-Mid Cap Equity Portfolio	64,465	19,197	700	(2,429)	81,933	2,743	(83,359)	(1,317)	–
Lord Abbett Developing Growth Portfolio	52,198	30,316	40,440	(2,672)	120,282	36,121	1,628	(3,670)	154,361

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Year or Period Ended December 31, 2016 and December 31, 2015
	Units Outstanding at 01/01/2015	Consideration Received 2015	Net Transfers 2015	Payments to Contract Owners 2015	Units Outstanding at 12/31/2015	Consideration Received 2016	Net Transfers 2016	Payments to Contract Owners 2016	Units Outstanding at 12/31/2016
Lord Abbett Series Fund Growth Opportunities Portfolio	77,644	2,754	(1,692)	(4,203)	74,503	1,876	(73,574)	(2,805)	–
MFS Mid Cap Value Portfolio	–	39,894	36,375	(1,278)	74,991	73,086	84,684	(2,863)	229,898
Morningstar Conservative ETF Asset Allocation Portfolio	274,010	124,204	(849)	(20,218)	377,147	11,798	(381,943)	(7,002)	–
Neuberger Berman Genesis Fund	964,526	52,918	(57,595)	(47,686)	912,163	30,515	(916,629)	(26,049)	–
Putnam VT Multi-Cap Growth Fund	244,417	10,674	(11,965)	(12,588)	230,538	5,266	(229,477)	(6,327)	–
Rainier Small/Mid Cap Equity Portfolio	455,896	23,773	(20,504)	(22,501)	436,664	15,320	(437,461)	(14,523)	–
Royce Capital Fund Small Cap Portfolio	925,373	71,714	(16,122)	(45,168)	935,797	39,485	(943,375)	(31,907)	–
Templeton Global Bond VIP Fund	195,965	45,162	7,319	(10,888)	237,558	31,088	(13,459)	(11,789)	243,398
T. Rowe Price Equity Income Portfolio VIP II	531,000	42,139	(24,748)	(28,048)	520,343	25,971	(532,131)	(14,183)	–
T. Rowe Price Government Money Portfolio	6,537,383	819,436	1,307,034	(2,093,295)	6,570,558	549,058	2,275,260	(1,645,814)	7,749,062
T. Rowe Price Small-Cap Stock Fund Advisor Class	219,463	6,092	(10,556)	(14,778)	200,221	3,432	(197,084)	(6,569)	–
T. Rowe Price Small-Cap Value Fund Advisor Class	212,547	5,670	(11,434)	(11,142)	195,641	4,318	(191,513)	(8,446)	–
Wells Fargo VT Discovery Fund	760,938	68,924	25,587	(44,617)	810,832	77,615	(35,479)	(54,234)	798,734
Wells Fargo VT Opportunity Fund	145,529	4,465	(9,399)	(4,717)	135,878	2,386	(133,659)	(4,605)	–
Wilshire 5000 Index Portfolio Institutional	935,638	20,125	(91,066)	(39,661)	825,036	11,591	(807,574)	(29,053)	–
Wilshire 5000 Index Portfolio Investment	1,650,138	111,449	(68,001)	(95,695)	1,597,891	58,194	(1,601,740)	(54,345)	–
Wilshire Large Co. Growth Portfolio Institutional	316,101	8,203	(23,852)	(17,034)	283,418	3,725	(277,186)	(9,957)	–
Wilshire Large Co. Growth Portfolio Investment	522,268	27,887	(18,019)	(33,158)	498,978	14,292	(494,702)	(18,568)	–
Wilshire Large Co. Value Portfolio Investment	1,046,759	55,039	(43,450)	(53,761)	1,004,587	29,599	(1,003,356)	(30,830)	–
Wilshire Small Co. Growth Portfolio Investment	109,477	3,513	(4,619)	(5,438)	102,933	2,202	(100,855)	(4,280)	–
Wilshire Small Co. Value Portfolio Investment	163,020	9,537	(7,910)	(9,607)	155,040	5,462	(148,881)	(11,621)	–
Wilshire VIT 2015 Fund	2,112,807	123,703	(163,664)	(212,702)	1,860,144	92,851	(166,680)	(158,116)	1,628,199
Wilshire VIT 2025 Fund	3,551,690	380,890	(168,961)	(153,732)	3,609,887	378,454	(177,814)	(198,029)	3,612,498
Wilshire VIT 2035 Fund	4,216,349	628,223	(233,161)	(140,789)	4,470,622	539,835	(135,256)	(180,803)	4,694,398
Wilshire VIT Global Allocation Fund	16,617,394	525,612	(900,434)	(1,020,649)	15,221,923	425,163	(1,011,365)	(873,644)	13,762,077
									59,427,056

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2016
6. FINANCIAL HIGHLIGHTS
For the Year or Period Ended December 31, 2016
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
American Funds IS Blue Chip Growth & Income Fund	823,871	16.54 to 16.91	13,844,341	0.95% to 1.65%	2.37%	16.54% to 17.43%
American Funds IS Growth Fund	146,807	94.27 to 96.28	14,041,395	0.95% to 1.65%	0.66%	7.45% to 8.19%
American Funds IS Managed Risk Asset Allocation Fund	338,462	12.25 to 12.71	4,276,494	0.95% to 1.65%	1.29%	4.97% to 6.27%
American Funds IS New World Fund	423,987	22.26 to 22.74	9,570,700	0.95% to 1.65%	0.98%	3.39% to 4.07%
Calvert S&P Mid Cap 400 Index Portfolio	2,008,118	119.09 to 125.26	246,095,164	0.95% to 1.65%	0.95%	18.05% to 18.85%
Dreyfus Small Cap Stock Index Portfolio	4,540,354	18.88 to 31.77	141,022,030	0.95% to 1.65%	0.11%	23.72% to 24.59%
Fidelity VIP Freedom 2015 Portfolio	60,455	12.86 to12.99	779,246	0.95% to 1.65%	1.92%	4.21% to 4.93%
Fidelity VIP Freedom 2025 Portfolio	427,187	13.41 to 13.58	5,775,491	0.95% to 1.65%	1.76%	4.28% to 5.03%
Fidelity VIP Freedom 2035 Portfolio	399,132	20.06 to 20.26	8,056,641	0.95% to 1.65%	1.53%	4.81% to 5.52%
Fidelity VIP Freedom 2045 Portfolio	217,999	19.03 to 19.34	4,174,277	0.95% to 1.65%	1.64%	4.79% to 6.03%
Fidelity VIP Funds Manager 20%	470,368	11.21 to 11.29	5,277,565	0.95% to 1.65%	2.22%	1.45% to 1.80%
Fidelity VIP Funds Manager 50%	805,134	12.09 to 12.28	9,850,165	0.95% to 1.65%	2.02%	2.54% to 3.11%
Fidelity VIP Funds Manager 60%	2,811,136	11.45 to 11.54	32,291,828	0.95% to 1.65%	2.02%	2.97% to 3.68%
Fidelity VIP Funds Manager 70%	2,130,712	12.48 to 12.58	26,680,455	0.95% to 1.65%	1.75%	3.23% to 3.88%
Fidelity VIP Funds Manager 85%	1,092,319	12.40 to 12.46	13,558,608	0.95% to 1.65%	1.41%	4.10% to 4.44%
Fidelity VIP Index 500 Portfolio	1,653,612	224.72 to 274.33	446,386,572	0.00% to 1.65%	2.07%	9.78% to 10.54%
Fidelity VIP Investment Grade Bond Portfolio	1,604,659	12.34 to 22.48	34,407,888	0.95% to 1.65%	2.30%	2.77% to 3.50%
Fidelity VIP Overseas Portfolio	2,157,915	17.65 to 26.51	54,589,929	0.00% to 1.65%	1.26%	(6.80%) to (6.16%)
Fidelity VIP Real Estate Portfolio	878,485	20.45 to 20.81	18,208,185	0.95% to 1.65%	2.30%	3.77% to 4.47%
Franklin High Income Securities	2,475,832	6.65 to 6.72	16,538,471	0.95% to 1.65%	0.57%	15.22% to 15.89%
JPMorgan Insurance Trust U.S. Equity Portfolio	1,036,896	28.75 to 29.52	29,978,411	0.95% to 1.65%	0.96%	9.15% to 9.90%
JPMorgan Small Cap Value Fund	50,991	30.97 to 31.28	1,588,696	0.95% to 1.65%	0.66%	27.66% to 28.67%
Lord Abbett Developing Growth Portfolio	154,361	22.48 to 23.08	3,528,842	0.95% to 1.65%	0.00%	(4.18%) to (3.51%)
MFS Mid Cap Value Portfolio	229,898	10.65 to 10.81	2,475,716	0.95% to 1.65%	0.77%	13.91% to 15.14%
Templeton Global Bond VIP Fund	243,398	20.85 to 21.89	5,231,254	0.95% to 1.65%	0.00%	1.16% to 1.86%
T. Rowe Price Government Money Portfolio	7,749,062	0.94 to 1.01	7,622,615	0.95% to 1.65%	0.00%	(2.08%) to (0.98%)
Wells Fargo VT Discovery Fund	798,734	25.91 to 34.56	26,709,201	0.95% to 1.65%	0.00%	5.91% to 6.63%
Wilshire VIT 2015 Fund	1,628,199	13.02 to 14.01	22,166,797	0.95% to 1.65%	2.10%	4.75% to 5.50%
Wilshire VIT 2025 Fund	3,612,498	12.56 to 13.51	47,411,561	0.95% to 1.65%	1.78%	5.02% to 5.79%
Wilshire VIT 2035 Fund	4,694,398	12.10 to 13.00	59,232,578	0.95% to 1.65%	1.60%	5.31% to 6.04%
Wilshire VIT Global Allocation Fund	13,762,077	18.49 to 34.35	384,236,063	0.00% to 1.65%	1.55%	3.87% to 5.63%
*	These ratios represent the annualized contract expenses of the active contract owners of the subaccounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2016
6. FINANCIAL HIGHLIGHTS
For the Year or Period Ended December 31, 2015
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
AllianceBernstein VPS Large Cap Growth Portfolio	947,702	45.08 to 47.96	43,731,221	0.95% to 1.65%	0.00%	9.05% to 9.80%
AllianceBernstein VPS Small/Mid Cap Value Portfolio	95,208	29.90 to 31.98	2,966,362	0.95% to 1.65%	0.52%	(7.26%) to (6.60%)
AllianceBernstein VPS Small Cap Growth Portfolio	120,767	22.87 to 24.47	2,877,803	0.95% to 1.65%	0.00%	(3.13%) to (2.47%)
American Century Mid Cap Value Fund	94,084	21.01 to 21.41	1,994,286	0.95% to 1.65%	1.77%	(3.05%) to (2.37%)
American Funds IS Blue Chip Growth & Income Fund	460,131	14.18 to 14.40	6,600,075	0.95% to 1.65%	2.80%	(4.76%) to (4.13%)
American Funds IS Growth Fund	87,006	87.73 to 88.99	7,709,652	0.95% to 1.65%	1.15%	4.85% to 5.59%
American Funds IS Managed Risk Asset Allocation Fund	239,313	11.67 to 11.96	2,851,160	0.95% to 1.65%	1.48%	(3.39%) to (1.97%)
American Funds IS New World Fund	110,560	21.53 to 21.85	2,405,343	0.95% to 1.65%	0.67%	(4.99%) to (4.09%)
Ariel Fund	450,329	81.04 to 95.01	41,044,836	0.95% to 1.65%	0.65%	(5.67%) to (5.01%)
Ariel Appreciation Fund	591,695	82.65 to 93.37	53,010,553	0.95% to 1.65%	1.02%	(7.76%) to (7.10%)
Calvert S&P Mid Cap 400 Index Portfolio	84,122	100.88 to 105.39	8,717,739	0.95% to 1.65%	0.00%	(4.49%) to (3.81%)
Davis Value Portfolio	1,039,925	18.06 to 19.24	19,046,747	0.95% to 1.65%	0.80%	(0.06%) to 0.63%
Delaware VIP REIT Series	817,296	16.07 to 16.94	13,579,785	0.95% to 1.65%	1.01%	1.84% to 2.54%
Delaware VIP Smid Cap Growth Series	185,489	39.04 to 41.07	7,390,247	0.95% to 1.65%	0.18%	5.54% to 6.32%
Delaware VIP U.S. Growth Series	158,341	15.04 to 15.42	2,416,869	0.95% to 1.65%	0.36%	3.30% to 4.12%
Dreyfus Mid Cap Stock Portfolio	32,984	33.42 to 34.57	1,103,013	0.95% to 1.25%	0.46%	(3.72%) to (3.44%)
Dreyfus Small Cap Stock Index Portfolio	304,341	16.71 to 25.50	7,628,140	0.95% to 1.65%	0.63%	(3.94%) to (2.33%)
Fidelity VIP Emerging Markets Portfolio	665,354	7.74 to 8.04	5,281,742	0.95% to 1.65%	0.36%	(11.74%) to (11.16%)
Fidelity VIP Freedom 2015 Portfolio	18,905	12.34 to 12.38	233,376	0.95% to 1.65%	2.95%	(4.73%) to (4.39%)[1]
Fidelity VIP Freedom 2025 Portfolio	196,943	12.86 to 12.93	2,542,204	0.95% to 1.65%	3.77%	(5.64%) to (5.10%)[1]
Fidelity VIP Freedom 2035 Portfolio	182,093	19.14 to 19.23	3,490,894	0.95% to 1.65%	3.26%	(6.34% to (5.90%)[1]
Fidelity VIP Freedom 2045 Portfolio	76,929	18.16 to 18.24	1,399,022	0.95% to 1.65%	3.74%	(6.37%) to (5.91%)[1]
Fidelity VIP Funds Manager 20%	23,860	11.05 to 11.09	263,691	0.95% to 1.65%	2.72%	(2.73%) to (2.35%)[1]
Fidelity VIP Funds Manager 50%	78,741	11.79 to 11.93	937,084	0.95% to 1.65%	2.48%	(4.80%) to (3.67%)[1]
Fidelity VIP Funds Manager 60%	266,654	11.10 to 11.15	2,961,867	0.95% to 1.65%	1.76%	(4.40%) to (3.98%)[1]
Fidelity VIP Funds Manager 70%	201,069	12.08 to 12.13	2,429,884	0.95% to 1.65%	1.88%	(4.76%) to (4.35%)[1]
Fidelity VIP Funds Manager 85%	135,164	11.90 to 11.95	1,610,036	0.95% to 1.65%	2.91%	(5.30%) to (4.91%)[1]
Fidelity VIP Growth Portfolio	1,308,480	59.15 to 64.82	81,510,941	0.95% to 1.65%	0.03%	5.16% to 5.90%
Fidelity VIP Growth & Income Portfolio	1,275,247	22.00 to 25.63	31,316,453	0.95% to 1.65%	1.89%	(4.14%) to (3.47%)
Fidelity VIP High Income Portfolio	1,003,951	8.74 to 15.46	14,615,938	0.95% to 1.65%	6.58%	(5.41%) to (4.74%)
Fidelity VIP Index 500 Portfolio	460,358	204.25 to 248.17	112,745,958	0.95% to 1.65%	1.85%	(1.08%) to 0.13%)
Fidelity VIP Investment Grade Bond Portfolio	1,568,975	12.09 to 21.72	32,545,768	0.95% to 1.65%	2.54%	(2.45%) to (0.85%)
Fidelity VIP Mid Cap Portfolio	1,149,754	53.08 to 63.36	69,832,156	0.95% to 1.65%	0.26%	(3.24%) to (2.55%)
Fidelity VIP Overseas Portfolio	2,104,572	18.91 to 34.00	56,881,252	0.00% to 1.65%	1.20%	1.62% to 3.35%
Fidelity VIP Real Estate Portfolio	66,999	19.67 to 19.92	1,332,835	0.95% to 1.65%	3.62%	1.13% to 2.42%[1]
Franklin High Income Securities	65,778	5.77 to 5.80	380,358	0.95% to 1.65%	4.91%	(12.99%) to (12.51%)[1]
Goldman Sachs VIT Mid Cap Value Fund	84,526	19.02 to 20.21	1,684,559	0.95% to 1.65%	0.12%	(11.12%) to (10.38%)
Goldman Sachs VIT Small Cap Equity Insights Fund	117,119	19.73 to 23.86	2,704,496	0.95% to 1.65%	0.29%	(3.71%) to (3.05%)
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	692,901	11.23 to 11.57	7,926,924	0.95% to 1.65%	1.35%	(4.43%) to (3.74%)
Ibbotson Balanced ETF Asset Allocation Portfolio	1,958,468	11.90 to 12.33	23,795,017	0.95% to 1.65%	1.54%	(3.88%) to (3.22%)
Ibbotson Conservative ETF Asset Allocation Portfolio	377,147	11.65 to 12.00	4,482,246	0.95% to 1.65%	1.39%	(2.83%) to (2.12%)
Ibbotson Growth ETF Asset Allocation Portfolio	1,637,894	11.63 to 11.98	19,416,399	0.95% to 1.65%	1.41%	(4.12%) to (3.39%)
Ibbotson Income & Growth ETF Asset Allocation Portfolio	621,368	11.75 to 12.12	7,464,808	0.95% to 1.65%	1.58%	(3.21%) to (2.57%)
JPMorgan Insurance Trust U.S. Equity Portfolio	1,027,385	26.34 to 26.86	27,093,738	0.95% to 1.65%	1.12%	(0.94%) to (0.11%)
JPMorgan Small Cap Value Fund	20,711	24.25 to 24.32	502,615	0.95% to 1.65%	0.94%	(8.97%) to (8.71%)[1]
Lazard Retirement US Small-Mid Cap Equity Portfolio	81,933	15.92 to 16.72	1,351,135	0.95% to 1.65%	0.00%	(3.95%) to (3.30%)
Lord Abbett Developing Growth Portfolio	120,282	23.46 to 23.92	2,857,128	0.95% to 1.65%	0.00%	(9.70%) to (9.08%)
Lord Abbett Series Fund Growth Opportunities Portfolio	74,503	26.78 to 27.71	2,000,511	0.95% to 1.25%	0.00%	1.44% to 1.76%
MFS Mid Cap Value Portfolio	74,991	9.25 to 9.43	705,840	0.95% to 1.65%	0.69%	(8.75%) to (7.02%)[1]
Neuberger Berman Genesis Fund	912,163	49.89 to 60.07	52,866,528	0.95% to 1.65%	0.12%	(1.75%) to (1.05%)
Putnam VT Multi-Cap Growth Fund	230,538	31.92 to 33.16	7,531,978	0.95% to 1.65%	0.50%	(1.97%) to (1.22%)
Rainier Small/Mid Cap Equity Portfolio	436,664	51.25 to 67.94	28,423,564	0.95% to 1.65%	0.00%	(0.52%) to 0.18%
Royce Capital Fund Small Cap Portfolio	935,797	14.81 to 16.57	15,017,017	0.95% to 1.65%	0.77%	(13.24%) to (12.61%)
Templeton Global Bond VIP Fund	237,558	20.61 to 21.49	5,026,846	0.95% to 1.65%	7.74%	(5.93%) to (5.29%)
T. Rowe Price Equity Income Portfolio VIP II	520,343	30.88 to 32.96	16,739,627	0.95% to 1.65%	1.60%	(8.64%) to (7.98%)
T. Rowe Price Small-Cap Stock Fund Advisor Class	200,221	75.72 to 78.98	15,170,742	0.95% to 1.25%	0.00%	(4.67%) to (4.38%)
T. Rowe Price Small-Cap Value Fund Advisor Class	195,641	73.93 to 77.18	14,473,246	0.95% to 1.25%	0.15%	(6.18%) to (5.89%)
T. Rowe Price Prime Reserve Portfolio	6,570,558	0.96 to 1.02	6,542,384	0.95% to 1.65%	0.00%	(2.04%) to (0.97%)
Wells Fargo Advantage VT Discovery Fund	810,832	25.99 to 32.41	25,514,056	0.95% to 1.65%	0.00%	(3.07%) to (1.46%)
Wells Fargo Advantage VT Opportunity Fund	135,878	56.56 to 58.91	7,686,333	0.95% to 1.25%	0.13%	(4.25%) to (3.99%)
Wilshire 5000 Index Portfolio Institutional	825,036	18.32 to 19.16	15,112,834	0.95% to 1.65%	1.48%	(0.87%) to (0.62%)
Wilshire 5000 Index Portfolio Investment	1,597,891	17.33 to 21.85	28,151,136	0.00% to 1.65%	1.34%	(1.59%) to 0.09%
Wilshire Large Co. Growth Portfolio Institutional	283,418	58.23 to 60.90	16,502,370	0.95% to 1.25%	0.00%	5.22% to 5.49%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2016
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
Wilshire Large Co. Growth Portfolio Investment	498,978	54.97 to 57.42	27,517,065	0.95% to 1.65%	0.00%	4.44% to 5.16%
Wilshire Large Co. Value Portfolio Investment	1,004,587	28.69 to 38.15	36,700,847	0.95% to 1.65%	0.97%	(6.88%) to (6.24%)
Wilshire Small Co. Growth Portfolio Investment	102,933	37.32 to 40.12	3,857,224	0.95% to 1.25%	0.00%	0.97% to 1.29%
Wilshire Small Co. Value Portfolio Investment	155,040	20.74 to 42.30	6,189,740	0.95% to 1.65%	0.01%	(5.38%) to (3.83%)
Wilshire VIT 2015 ETF Fund	1,860,144	12.43 to 13.28	24,067,245	0.95% to 1.65%	2.05%	(3.57% to (2.92%)
Wilshire VIT 2025 ETF Fund	3,609,887	11.96 to 12.77	44,933,445	0.95% to 1.65%	1.78%	(3.86%) to (3.18%)
Wilshire VIT 2035 ETF Fund	4,470,622	11.49 to 12.26	53,336,974	0.95% to 1.65%	1.73%	(3.77%) to (3.16%)
Wilshire VIT Global Allocation Fund	15,221,923	18.38 to 32.52	407,270,328	0.00% to 1.65%	1.90%	(1.61%) to 0.04%
*	These ratios represent the annualized contract expenses of the active contract owners of the subaccounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1	This fund became available for investment by contract owners of the subaccount on May 1, 2015 and the return is for the period May 1, 2015 to December 31, 2015.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2016
6. FINANCIAL HIGHLIGHTS
For the Year or Period Ended December 31, 2014
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
AllianceBernstein VPS Large Cap Growth Portfolio	1,014,305	41.34 to 51.42	42,746,462	0.00% to 1.65%	0.00%	12.00% to 13.84%
AllianceBernstein VPS Small/Mid Cap Value Portfolio	102,109	32.24 to 34.24	3,415,901	0.95% to 1.65%	0.48%	7.18% to 7.91%
AllianceBernstein VPS Small Cap Growth Portfolio	127,520	23.61 to 25.09	3,123,996	0.95% to 1.65%	0.00%	(3.67%) to (3.02%)
American Century Mid Cap Value Fund	73,083	21.65 to 21.93	1,590,877	0.95% to 1.65%	1.24%	14.53% to 15.36%
American Funds IS Blue Chip Growth & Income Fund	113,363	14.88 to 15.02	1,698,982	0.95% to 1.65%	9.23%	9.25% to 10.28%[1]
American Funds IS Growth Fund	22,347	83.63 to 84.28	1,879,387	0.95% to 1.65%	2.80%	7.16% to 8.00%[1]
American Funds IS Managed Risk Asset Allocation Fund	108,525	12.08 to 12.20	1,321,975	0.95% to 1.65%	0.17%	1.26% to 2.26%[1]
American Funds IS New World Fund	29,665	22.63 to 22.83	675,808	0.95% to 1.65%	3.48%	(8.79%) to (7.98%)[1]
Ariel Fund	483,069	85.91 to 119.25	46,492,577	0.00% to 1.65%	0.56%	9.15% to 10.96%
Ariel Appreciation Fund	639,371	89.60 to 119.55	61,854,106	0.00% to 1.65%	0.69%	6.39% to 8.17%
Calvert S&P Mid Cap 400 Index Portfolio	48,107	105.62 to 109.57	5,195,086	0.95% to 1.65%	0.70%	7.23% to 7.97%
Davis Value Portfolio	1,093,234	18.07 to 22.52	19,954,602	0.00% to 1.65%	0.94%	4.33% to 6.08%
Delaware VIP REIT Series	766,256	15.78 to 16.52	12,445,759	0.95% to 1.65%	1.10%	27.05% to 27.96%
Delaware VIP Smid Cap Growth Series	190,665	36.99 to 38.63	7,160,709	0.95% to 1.65%	0.00%	1.20% to 1.90%
Delaware VIP U.S. Growth Series	139,504	14.56 to 14.81	2,051,141	0.95% to 1.65%	0.01%	10.64% to 11.44%
Dreyfus Mid Cap Stock Portfolio	35,347	34.71 to 35.80	1,227,574	0.95% to 1.25%	0.80%	10.40% to 10.70%
Dreyfus Small Cap Stock Index Portfolio	193,932	18.40 to 26.36	5,033,674	0.95% to 1.65%	0.52%	3.41% to 5.12%
Fidelity VIP Emerging Markets Portfolio	615,042	8.77 to 9.05	5,510,487	0.95% to 1.65%	0.14%	(0.57%) to 0.11%
Fidelity VIP Growth Portfolio	1,369,969	56.25 to 73.54	80,814,236	0.00% to 1.65%	0.00%	9.22% to 11.00%
Fidelity VIP Growth & Income Portfolio	1,336,708	22.95 to 30.35	34,096,941	0.00% to 1.65%	1.57%	8.46% to 10.20%
Fidelity VIP High Income Portfolio	1,040,549	9.24 to 18.62	15,941,617	0.00% to 1.65%	5.99%	(0.75%) to 0.92%
Fidelity VIP Index 500 Portfolio	444,197	206.02 to 292.24	108,957,873	0.00% to 1.65%	1.48%	11.45% to13.29%
Fidelity VIP Investment Grade Bond Portfolio	1,484,682	12.51 to 25.38	31,407,071	0.00% to 1.65%	2.03%	3.92% to 5.62%
Fidelity VIP Mid Cap Portfolio	1,204,194	54.86 to 74.33	75,266,584	0.00% to 1.65%	0.02%	4.32% to 6.03%
Fidelity VIP Overseas Portfolio	2,066,092	18.55 to 32.91	54,703,388	0.00% to 1.65%	1.14%	(9.81%) to (8.30%)
Goldman Sachs VIT Mid Cap Value Fund	76,188	21.40 to 22.55	1,697,412	0.95% to 1.65%	0.89%	11.52% to 12.24%
Goldman Sachs VIT Small Cap Equity Insights Fund	126,875	20.49 to 24.61	3,030,864	0.95% to 1.65%	0.75%	5.18% to 5.94%
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	556,513	11.75 to 12.02	6,634,045	0.95% to 1.65%	1.27%	2.80% to 3.53%
Ibbotson Balanced ETF Asset Allocation Portfolio	1,696,315	12.38 to 12.74	21,347,585	0.95% to 1.65%	1.38%	2.82% to 3.58%
Ibbotson Conservative ETF Asset Allocation Portfolio	274,010	11.98 to 12.26	3,337,989	0.95% to 1.65%	1.17%	1.10% to 1.57%
Ibbotson Growth ETF Asset Allocation Portfolio	1,360,343	12.13 to 12.40	16,745,206	0.95% to 1.65%	1.22%	2.88% to 3.51%
Ibbotson Income & Growth ETF Asset Allocation Portfolio	577,077	12.14 to 12.44	7,140,509	0.95% to 1.65%	1.38%	1.34% to 2.22%
JPMorgan Insurance Trust U.S. Equity Portfolio	961,663	26.45 to 28.34	25,444,679	0.00% to 1.65%	0.89%	10.61% to 13.91%
Lazard Retirement US Small-Mid Cap Equity Portfolio	64,465	16.55 to 17.29	1,101,722	0.95% to 1.65%	0.00%	9.22% to 9.99%
Lord Abbett Developing Growth Portfolio	52,198	25.98 to 26.31	1,366,840	0.95% to 1.65%	0.00%	2.00% to 2.73%
Lord Abbett Series Fund Growth Opportunities Portfolio	77,644	26.40 to 27.23	2,054,890	0.95% to 1.25%	0.00%	4.76% to 5.05%
Neuberger Berman Genesis Fund	964,526	50.78 to 70.71	56,658,641	0.00% to 1.65%	0.12%	(2.20%) to (0.58%)
Putnam VT Multi-Cap Growth Fund	244,417	32.56 to 34.93	8,108,108	0.00% to 1.65%	0.31%	11.58% to 13.48%
Rainier Small/Mid Cap Equity Portfolio	455,896	51.52 to 78.71	29,696,458	0.00% to 1.65%	0.00%	2.90% to 4.58%
Royce Capital Fund Small Cap Portfolio	925,373	17.07 to 18.96	17,042,012	0.95% to 1.65%	0.13%	1.55% to 2.27%
Templeton Global Bond VIP Fund	195,965	21.91 to 22.69	4,386,429	0.95% to 1.65%	4.72%	0.05% to 0.75%
T. Rowe Price Equity Income Portfolio VIP II	531,000	33.80 to 35.82	18,617,256	0.95% to 1.65%	1.52%	5.36% to 6.10%
T. Rowe Price Small-Cap Stock Fund Advisor Class	219,463	79.43 to 96.13	17,444,826	0.00% to 1.25%	0.00%	5.29% to 6.61%
T. Rowe Price Small-Cap Value Fund Advisor Class	212,547	78.80 to 95.29	16,758,743	0.00% to 1.25%	0.32%	(1.39%) to (0.16%)
T. Rowe Price Prime Reserve Portfolio	6,537,383	0.97 to 1.03	6,589,768	0.95% to 1.65%	0.00%	(2.02%) to (0.96%)
Wells Fargo Advantage VT Discovery Fund	760,938	30.71 to 36.32	24,609,108	0.00% to 1.65%	0.00%	(1.28%) to 0.36%
Wells Fargo Advantage VT Opportunity Fund	145,529	59.09 to 71.96	8,601,862	0.00% to 1.25%	0.06%	9.06% to 10.44%
Wilshire 5000 Index Portfolio Institutional	935,638	18.48 to 22.62	17,293,256	0.00% to 1.25%	1.41%	11.19% to 12.65%
Wilshire 5000 Index Portfolio Investment	1,650,138	17.61 to 21.83	29,390,111	0.00% to 1.65%	1.28%	10.55% to 12.35%
Wilshire Large Co. Growth Portfolio Institutional	316,101	55.34 to 65.69	17,495,931	0.00% to 1.25%	0.01%	6.98% to 8.38%
Wilshire Large Co. Growth Portfolio Investment	522,268	52.43 to 63.71	27,463,304	0.00% to 1.65%	0.00%	6.20% to 7.96%
Wilshire Large Co. Value Portfolio Investment	1,046,759	30.81 to 48.19	40,902,804	0.00% to 1.65%	1.07%	8.95% to 10.76%
Wilshire Small Co. Growth Portfolio Investment	109,477	36.96 to 45.58	4,061,230	0.00% to 1.25%	0.00%	2.18% to 3.45%
Wilshire Small Co. Value Portfolio Investment	163,020	22.86 to 51.95	6,856,348	0.00% to 1.65%	0.00%	4.45% to 6.17%
Wilshire VIT 2015 ETF Fund	2,112,807	12.89 to 13.68	28,249,888	0.95% to 1.65%	1.67%	3.04% to 3.79%
Wilshire VIT 2025 ETF Fund	3,551,690	12.44 to 13.19	45,808,141	0.95% to 1.65%	1.30%	3.41% to 4.10%
Wilshire VIT 2035 ETF Fund	4,216,349	11.94 to 12.66	52,075,673	0.95% to 1.65%	1.25%	3.65% to 4.46%
Wilshire VIT Global Allocation Fund	16,617,394	19.76 to 32.53	450,426,885	0.00% to 1.65%	0.98%	0.54% to 2.23%
*	These ratios represent the annualized contract expenses of the active contract owners of the subaccounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2016
**	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1	This fund became available for investment by contract owners of the subaccount on May 1, 2014 and the return is for the period May 1, 2014 to December 31, 2014.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2016
6. FINANCIAL HIGHLIGHTS
For the Year or Period Ended December 31, 2013
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
AllianceBernstein VPS Large Cap Growth Portfolio	1,081,082	36.91 to 45.17	40,528,143	0.00% to 1.65%	0.00%	34.81% to 37.00%
AllianceBernstein VPS Small/Mid Cap Value Portfolio	105,391	30.08 to 31.73	3,276,831	0.95% to 1.65%	0.43%	35.43% to 36.36%
AllianceBernstein VPS Small Cap Growth Portfolio	131,756	24.51 to 25.87	3,336,603	0.95% to 1.65%	0.00%	43.00% to 44.04%
American Century Mid Cap Value Fund	37,043	18.88 to 19.02	700,975	0.95% to 1.65%	1.54%	28.10% to 28.88%
Ariel Fund	516,900	78.71 to 107.47	45,401,754	0.00% to 1.65%	0.63%	42.38% to 44.68%
Ariel Appreciation Fund	683,510	84.22 to 110.52	61,903,708	0.00% to 1.65%	0.86%	43.89% to 46.19%
Calvert S&P Mid Cap 400 Index Portfolio	35,529	98.50 to 101.48	3,561,526	0.95% to 1.65%	0.62%	30.36% to 31.25%
Davis Value Portfolio	1,116,542	17.32 to 21.23	19,462,053	0.00% to 1.65%	0.89%	31.31% to 33.44%
Delaware VIP REIT Series	661,922	12.42 to 12.91	8,427,946	0.95% to 1.65%	1.35%	0.24% to 0.94%
Delaware VIP Smid Cap Growth Series	184,770	36.55 to 37.91	6,829,705	0.95% to 1.65%	0.00%	38.71% to 39.68%
Delaware VIP U.S. Growth Series	83,585	13.16 to 13.29	1,105,396	0.95% to 1.65%	0.08%	32.13% to 33.17%
Dreyfus Mid Cap Stock Portfolio	39,682	31.44 to 32.34	1,249,020	0.95% to 1.25%	1.14%	33.05% to 33.47%
Dreyfus Small Cap Stock Index Portfolio	145,793	24.32 to 25.31	3,647,385	0.95% to 1.65%	0.83%	38.50% to 39.45%
Fidelity VIP Emerging Markets Portfolio	570,984	8.82 to 9.04	5,120,321	0.95% to 1.65%	0.69%	2.08% to 2.73%
Fidelity VIP Growth Portfolio	1,394,093	51.50 to 66.25	74,989,410	0.00% to 1.65%	0.05%	33.84% to 36.01%
Fidelity VIP Growth & Income Portfolio	1,340,025	21.16 to 27.54	31,395,822	0.00% to 1.65%	1.74%	31.10% to 33.30%
Fidelity VIP High Income Portfolio	999,089	9.31 to 18.45	15,184,926	0.00% to 1.65%	6.12%	4.02% to 5.67%
Fidelity VIP Index 500 Portfolio	439,582	209.89 to 257.99	96,349,163	0.00% to 1.65%	1.74%	29.81% to 31.90%
Fidelity VIP Investment Grade Bond Portfolio	1,471,660	15.32 to 24.03	29,839,225	0.00% to 1.65%	2.20%	(3.65%) to (2.08%)
Fidelity VIP Mid Cap Portfolio	1,213,325	52.59 to 70.10	72,409,841	0.00% to 1.65%	0.28%	33.68% to 35.85%
Fidelity VIP Overseas Portfolio	1,972,925	20.47 to 35.89	57,672,320	0.00% to 1.65%	1.12%	28.13% to 30.18%
Goldman Sachs VIT Mid Cap Value Fund	56,463	19.19 to 20.09	1,123,501	0.95% to 1.65%	0.86%	30.28% to 31.31%
Goldman Sachs VIT Structured Small Cap Equity Fund	131,890	19.48 to 23.23	2,982,152	0.95% to 1.65%	1.01%	33.42% to 34.36%
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	287,394	11.43 to 11.61	3,320,047	0.95% to 1.65%	1.48%	16.28% to 17.04%
Ibbotson Balanced ETF Asset Allocation Portfolio	1,100,102	12.04 to 12.30	13,401,478	0.95% to 1.65%	1.93%	10.05% to 10.81%
Ibbotson Conservative ETF Asset Allocation Portfolio	196,943	11.84 to 12.07	2,361,967	0.95% to 1.65%	1.86%	0.94% to 1.60%
Ibbotson Growth ETF Asset Allocation Portfolio	887,824	11.79 to 11.98	10,578,488	0.95% to 1.65%	1.60%	14.69% to 15.53%
Ibbotson Income & Growth ETF Asset Allocation Portfolio	407,864	11.98 to 12.17	4,945,314	0.95% to 1.65%	2.14%	5.64% to 6.29%
JPMorgan Insurance Trust U.S. Equity Portfolio	1,005,896	23.51 to 24.88	23,654,115	0.00% to 1.25%	1.27%	34.57% to 36.18%
Lazard Retirement US Small-Mid Cap Equity Portfolio	50,515	15.12 to 15.72	787,174	0.95% to 1.65%	0.00%	33.07% to 34.02%
Lord Abbett Developing Growth Portfolio	25,004	25.47 to 25.61	638,856	0.95% to 1.65%	0.00%	40.18% to 40.95%[1]
Lord Abbett Series Fund Growth Opportunities Portfolio	82,312	25.20 to 25.92	2,078,833	0.95% to 1.25%	0.00%	35.41% to 35.78%
Neuberger Berman Genesis Fund	975,393	51.92 to 71.12	58,355,781	0.00% to 1.65%	0.16%	34.33% to 36.48%
Putnam VT Multi-Cap Growth Fund	262,513	29.18 to 30.78	7,768,002	0.00% to 1.65%	0.49%	34.28% to 36.44%
Rainier Small/Mid Cap Equity Portfolio	471,985	50.07 to 75.26	29,755,657	0.00% to 1.65%	0.00%	31.18% to 33.30%
Royce Capital Fund Small Cap Portfolio	915,442	16.81 to 18.54	16,531,981	0.95% to 1.65%	1.11%	32.57% to 33.48%
Templeton Global Bond VIP Fund	158,854	21.90 to 22.52	3,536,352	0.95% to 1.65%	4.60%	(0.14%) to 0.58%
T. Rowe Price Equity Income Portfolio VIP II	519,812	32.08 to 33.76	17,221,860	0.95% to 1.65%	1.34%	27.35% to 28.22%
T. Rowe Price Small-Cap Stock Fund Advisor Class	234,618	75.44 to 90.17	17,711,829	0.00% to 1.25%	0.00%	35.59% to 37.22%
T. Rowe Price Small-Cap Value Fund Advisor Class	231,637	79.91 to 95.44	18,521,501	0.00% to 1.25%	0.02%	30.81% to 32.39%
T. Rowe Price Prime Reserve Portfolio	6,765,399	0.99 to 1.04	6,900,872	0.95% to 1.65%	0.00%	(1.96%) to (0.95%)
Wells Fargo Advantage VT Discovery Fund	754,423	32.00 to 36.19	24,631,288	0.00% to 1.65%	0.01%	41.53% to 43.80%
Wells Fargo Advantage VT Opportunity Fund	163,054	54.18 to 65.16	8,836,796	0.00% to 1.25%	0.20%	29.09% to 30.69%
Wilshire 5000 Index Portfolio Institutional	1,024,139	16.62 to 20.08	17,020,323	0.00% to 1.25%	1.51%	30.87% to 32.45%
Wilshire 5000 Index Portfolio Investment	1,653,775	15.93 to 19.43	26,528,673	0.00% to 1.65%	1.39%	30.04% to 32.09%
Wilshire Large Co. Growth Portfolio Institutional	346,651	51.73 to 60.61	17,933,921	0.00% to 1.25%	0.18%	29.03% to 30.57%
Wilshire Large Co. Growth Portfolio Investment	533,240	49.16 to 59.01	26,294,114	0.00% to 1.65%	0.00%	28.16% to 30.21%
Wilshire Large Co. Value Portfolio Investment	1,117,597	28.28 to 43.51	39,932,562	0.00% to 1.65%	0.71%	34.41% to 36.52%
Wilshire Small Co. Growth Portfolio Investment	112,196	36.17 to 44.06	4,075,210	0.00% to 1.25%	0.00%	39.54% to 41.22%
Wilshire Small Co. Value Portfolio Investment	159,963	24.33 to 48.93	6,447,176	0.00% to 1.65%	0.01%	41.52% to 43.79%
Wilshire VIT 2015 ETF Fund	2,139,673	12.51 to 13.18	27,611,617	0.95% to 1.65%	1.87%	8.69% to 9.38%
Wilshire VIT 2025 ETF Fund	3,237,885	12.03 to 12.67	40,224,139	0.95% to 1.65%	1.88%	10.47% to 11.14%
Wilshire VIT 2035 ETF Fund	3,778,430	11.52 to 12.12	44,843,585	0.95% to 1.65%	1.96%	13.16% to 13.91%
Wilshire VIT Balanced Fund	5,635,274	19.42 to 31.82	151,969,693	0.00% to 1.65%	1.64%	16.41% to 18.33%
Wilshire VIT Equity Fund	6,015,038	25.60 to 34.35	175,980,467	0.00% to 1.65%	1.47%	28.31% to 30.36%
Wilshire VIT Income Fund	1,209,633	11.62 to 25.80	26,139,684	0.00% to 1.65%	2.27%	(3.75%) to (2.16%)
Wilshire VIT International Equity Fund	2,298,025	14.51 to 17.10	33,399,354	0.00% to 1.65%	0.79%	11.29% to 13.17%
Wilshire VIT Small Cap Growth Fund	2,213,429	18.14 to 21.39	40,180,550	0.00% to 1.65%	0.00%	38.11% to 40.26%
Wilshire VIT Socially Responsible Fund	2,466,813	20.00 to 25.74	53,954,455	0.00% to 1.65%	1.06%	26.98% to 29.02%
*	These ratios represent the annualized contract expenses of the active contract owners of the subaccounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2016
**	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1	This fund became available for investment by contract owners of the subaccount on May 1, 2013 and the return is for the period May 1, 2013 to December 31, 2013.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2016
6. FINANCIAL HIGHLIGHTS
For the Year or Period Ended December 31, 2012
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
AllianceBernstein VPS Large Cap Growth Portfolio	1,147,865	27.38 to 32.97	31,797,365	0.00% to 1.65%	0.03%	14.85% to 16.71%
AllianceBernstein VPS Small/Mid Cap Value Portfolio	115,564	22.21 to 23.27	2,642,441	0.95% to 1.65%	0.30%	16.59% to 17.41%
AllianceBernstein VPS Small Cap Growth Portfolio	143,150	17.14 to 17.96	2,523,608	0.95% to 1.65%	0.00%	12.91% to 13.67%
American Century Mid Cap Value Fund	8,998	14.71 to 14.77	132,419	0.95% to 1.65%	2.30%	5.52% to 5.95%[1]
Ariel Fund	557,070	55.28 to 74.28	34,235,355	0.00% to 1.65%	0.99%	18.40% to 20.33%
Ariel Appreciation Fund	743,124	58.53 to 75.60	46,594,047	0.00% to 1.65%	0.83%	17.44% to 19.34%
Calvert S&P Mid Cap 400 Index Portfolio	16,121	75.56 to 77.50	1,234,400	0.95% to 1.65%	0.81%	15.11% to 15.92%
Davis Value Portfolio	1,155,918	13.17 to 15.91	15,289,827	0.00% to 1.65%	1.71%	11.21% to 13.08%
Delaware VIP REIT Series	523,860	12.39 to 12.79	6,623,274	0.95% to 1.65%	1.28%	14.83% to 15.54%
Delaware VIP Smid Cap Growth Series	188,002	26.35 to 27.14	4,989,948	0.95% to 1.65%	0.01%	8.97% to 9.70%
Delaware VIP U.S. Growth Series	22,120	9.95 to 9.98	220,188	0.95% to 1.65%	0.00%	0.00% to 0.30%[1]
Dreyfus Mid Cap Stock Portfolio	42,034	23.63 to 24.23	995,039	0.95% to 1.25%	0.21%	17.91% to 18.25%
Dreyfus Small Cap Stock Index Portfolio	80,259	17.56 to 18.15	1,443,443	0.95% to 1.65%	0.40%	13.88% to 14.66%
Fidelity VIP Emerging Markets Portfolio	417,625	8.64 to 8.80	3,654,889	0.95% to 1.65%	1.04%	12.21% to 13.11%
Fidelity VIP Growth Portfolio	1,425,315	38.48 to 48.71	57,050,843	0.00% to 1.65%	0.38%	12.58% to 14.42%
Fidelity VIP Growth & Income Portfolio	1,314,512	16.14 to 20.66	23,398,080	0.00% to 1.65%	2.13%	16.37% to 18.26%
Fidelity VIP High Income Portfolio	887,739	8.95 to 17.46	13,050,487	0.00% to 1.65%	6.28%	12.16% to 13.97%
Fidelity VIP Index 500 Portfolio	432,852	161.69 to 195.59	72,807,905	0.00% to 1.65%	1.96%	13.79% to 15.63%
Fidelity VIP Investment Grade Bond Portfolio	1,433,820	15.90 to 24.54	30,179,644	0.00% to 1.65%	2.22%	3.92% to 5.59%
Fidelity VIP Mid Cap Portfolio	1,248,087	39.34 to 51.60	55,479,818	0.00% to 1.65%	0.41%	12.75% to 14.56%
Fidelity VIP Overseas Portfolio	1,939,653	15.95 to 27.57	44,097,362	0.00% to 1.65%	1.81%	18.42% to 20.38%
Goldman Sachs VIT Mid Cap Value Fund	18,778	14.73 to 15.30	285,084	0.95% to 1.65%	1.13%	15.71% to 17.06%
Goldman Sachs VIT Structured Small Cap Equity Fund	137,468	14.60 to 17.29	2,319,216	0.95% to 1.65%	1.22%	11.03% to 11.76%
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	123,719	9.82 to 9.92	1,224,409	0.95% to 1.65%	8.03%	12.23% to 13.11%
Ibbotson Balanced ETF Asset Allocation Portfolio	403,490	10.94 to 11.10	4,446,148	0.95% to 1.65%	4.77%	9.07% to 10.23%
Ibbotson Conservative ETF Asset Allocation Portfolio	73,878	11.72 to 11.88	874,821	0.95% to 1.65%	9.87%	3.17% to 4.21%
Ibbotson Growth ETF Asset Allocation Portfolio	343,135	10.27 to 10.37	3,549,687	0.95% to 1.65%	0.29%	11.03% to 11.87%
Ibbotson Income & Growth ETF Asset Allocation Portfolio	130,406	11.33 to 11.45	1,490,228	0.95% to 1.65%	6.61%	5.79% to 6.81%
JPMorgan Insurance Trust U.S. Equity Portfolio	1,084,208	17.47 to 18.27	18,947,445	0.00% to 1.25%	1.54%	16.23% to 17.64%
Lazard Retirement US Small-Mid Cap Equity Portfolio	40,742	11.37 to 11.73	474,799	0.95% to 1.65%	0.00%	8.08% to 9.22%
Lord Abbett Series Fund Growth Opportunities Portfolio	90,636	18.61 to 19.09	1,690,108	0.95% to 1.25%	0.00%	12.72% to 13.09%
Neuberger Berman Genesis Fund	1,001,067	38.65 to 52.11	44,413,680	0.00% to 1.65%	0.31%	7.75% to 9.54%
Putnam VT Multi-Cap Growth Fund	278,025	21.73 to 22.56	6,102,822	0.00% to 1.65%	0.25%	14.79% to 16.77%
Rainier Small/Mid Cap Equity Portfolio	493,169	38.17 to 56.46	23,622,586	0.00% to 1.65%	0.00%	12.10% to 13.90%
Royce Capital Fund Small Cap Portfolio	911,813	12.68 to 13.89	12,367,833	0.95% to 1.65%	0.11%	10.74% to 11.48%
Templeton Global Bond VIP Fund	107,488	21.93 to 22.39	2,384,231	0.95% to 1.65%	6.12%	13.16% to 13.89%
T. Rowe Price Equity Income Portfolio VIP II	476,110	25.19 to 26.33	12,336,517	0.95% to 1.65%	1.96%	15.08% to 15.84%
T. Rowe Price Small-Cap Stock Fund Advisor Class	256,957	55.64 to 65.71	14,308,262	0.00% to 1.25%	0.14%	16.30% to 17.74%
T. Rowe Price Small-Cap Value Fund Advisor Class	251,574	61.09 to 72.09	15,377,906	0.00% to 1.25%	1.18%	16.05% to 17.49%
T. Rowe Price Prime Reserve Portfolio	7,766,986	1.00 to 1.05	8,018,927	0.95% to 1.65%	0.00%	(1.96%) to (0.94%)
Wells Fargo Advantage VT Discovery Fund	734,256	22.61 to 25.17	16,871,097	0.00% to 1.65%	0.00%	15.83% to 17.78%
Wells Fargo Advantage VT Opportunity Fund	180,216	41.97 to 49.86	7,565,870	0.00% to 1.25%	0.10%	14.11% to 15.50%
Wilshire 5000 Index Portfolio Institutional	1,156,399	12.70 to 15.16	14,684,800	0.00% to 1.25%	1.62%	14.21% to 15.55%
Wilshire 5000 Index Portfolio Investment	1,628,536	12.25 to 14.71	20,016,647	0.00% to 1.65%	1.49%	13.53% to 15.37%
Wilshire Large Co. Growth Portfolio Institutional	389,935	40.09 to 46.42	15,636,091	0.00% to 1.25%	0.48%	12.64% to 14.05%
Wilshire Large Co. Growth Portfolio Investment	546,227	38.22 to 45.32	20,937,317	0.00% to 1.65%	0.21%	11.89% to 13.73%
Wilshire Large Co. Value Portfolio Investment	1,148,505	21.04 to 31.87	30,414,573	0.00% to 1.65%	1.03%	14.04% to 15.93%
Wilshire Small Co. Growth Portfolio Investment	121,613	25.92 to 31.20	3,164,958	0.00% to 1.25%	0.00%	12.21% to 13.58%
Wilshire Small Co. Value Portfolio Investment	160,920	17.40 to 34.03	4,577,713	0.00% to 1.65%	1.32%	15.28% to 17.22%
Wilshire VIT 2015 ETF Fund	2,151,448	11.51 to 12.05	25,471,889	0.95% to 1.65%	2.36%	10.67% to 11.47%
Wilshire VIT 2025 ETF Fund	2,902,218	10.89 to 11.40	32,517,334	0.95% to 1.65%	1.99%	10.90% to 11.76%
Wilshire VIT 2035 ETF Fund	3,166,403	10.18 to 10.64	33,086,972	0.95% to 1.65%	1.83%	12.24% to 12.95%
Wilshire VIT Balanced Fund	6,190,566	16.68 to 26.89	142,844,897	0.00% to 1.65%	3.49%	10.36% to 12.11%
Wilshire VIT Equity Fund	6,678,204	19.91 to 26.35	151,703,285	0.00% to 1.65%	0.84%	12.79% to 14.66%
Wilshire VIT Income Fund	1,237,575	12.16 to 26.37	27,695,520	0.00% to 1.65%	2.97%	5.68% to 7.41%
Wilshire VIT International Equity Fund	2,405,726	12.99 to 15.11	31,284,728	0.00% to 1.65%	2.25%	16.43% to 18.32%
Wilshire VIT Small Cap Growth Fund	2,419,541	13.09 to 15.25	31,689,043	0.00% to 1.65%	0.00%	5.04% to 6.79%
Wilshire VIT Socially Responsible Fund	2,715,148	15.75 to 19.95	46,600,519	0.00% to 1.65%	0.87%	13.72% to 15.59%
*	These ratios represent the annualized contract expenses of the active contract owners of the subaccounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2016
**	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1	This fund became available for investment by contract owners of the subaccount on May 1, 2012 and the return is for the period May 1, 2012 to December 31, 2012.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Financial Statements and Schedules
December 31, 2016 and 2015
(With Independent Auditors’ Report Thereon)

KPMG LLP
Aon Center
Suite 5500
200 E. Randolph Drive
Chicago, IL 60601-6436
Independent Auditors’ Report
The Board of Directors
Horace Mann Life Insurance Company:
Report on the Financial Statements
We have audited the accompanying financial statements of Horace Mann Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2016 and 2015, and the related statutory statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2016, and the related notes to the statutory financial statements.
Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Illinois Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.
Auditors’ Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.
We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in notes 1 and 8 to the financial statements, the financial statements are prepared by Horace Mann Life Insurance Company using statutory accounting practices prescribed or permitted by the Illinois Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.
KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

The effects on the financial statements of the variances between the statutory accounting principles described in notes 1 and 8 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the variances between statutory accounting principles and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of Horace Mann Life Insurance Company as of December 31, 2016 and 2015, or the results of its operations, capital and surplus, or its cash flows for each of the years in the three-year period ended December 31, 2016
Opinion on Statutory Basis of Accounting
In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Horace Mann Life Insurance Company as of December 31, 2016 and 2015, and the results of its operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2016, in accordance with statutory accounting practices prescribed or permitted by the Illinois Department of Insurance described in notes 1 and 8.
Other Matters
Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the Summary of Investments – Other than Investments in Related Parties – Schedule I, Supplementary Insurance Information – Schedule III, and Reinsurance – Schedule IV are presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by Regulation S-X Rule 7-05 of the Securities and Exchange Commission. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.
Chicago, Illinois
April 17, 2017

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus
December 31, 2016 and 2015
(In thousands)

	December 31
	2016	2015
Admitted Assets
Cash and investments:
Bonds	$6,324,878	$5,937,315
Preferred stocks	66,125	24,091
Common stocks	35,944	27,474
Mortgage loans on real estate	10,515	10,995
Cash	12,459	11,118
Short-term investments	7,339	144,402
Contract loans	151,908	148,696
Derivatives	8,694	2,501
Other invested assets	183,647	137,001

Total cash and investments	6,801,509	6,443,593

Investment income due and accrued	63,907	61,634
Uncollected premiums	781	487
Deferred premiums	49,739	48,795
Current federal income tax recoverable	1,047	-
Deferred tax assets	-	647
Guaranty funds receivable or on deposit	426	526
Receivable from parent and affiliates	803	26
Other assets	3,063	2,374
Variable annuity assets held in separate accounts	1,923,932	1,800,722
Total admitted assets	$8,845,207	$8,358,804
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus
December 31, 2016 and 2015
(In thousands, except share data)

	December 31
	2016	2015
Liabilities and Capital and Surplus		
Policy liabilities:		
Aggregate reserves:		
Life and annuity	$5,650,742	$5,303,495
Accident and health	2,293	2,724
Unpaid benefits:		
Life	21,392	21,462
Accident and health	93	83
Policyholder funds on deposit	648,394	652,344
Remittances not allocated	1,090	672
Total policy liabilities	6,324,004	5,980,780

Interest maintenance reserve	80,705	84,786
Accrued expenses	6,836	5,131
Current federal income taxes payable	-	3,331
Transfer from separate accounts accrued for expense allowances recognized in reserves	(16,532)	(15,232)
Other liabilities	12,048	4,891
Asset valuation reserve	43,842	34,707
Payable to parent and affiliates	57	670
Payable for securities	23,301	37,124
Variable annuity liabilities held in separate accounts	1,923,932	1,800,722
Total liabilities	8,398,193	7,936,910
Capital and surplus:
Capital stock, $1 par value.		
Authorized 5,000,000 shares, 2,500,000 shares outstanding	2,500	2,500
Additional paid-in capital and contributed surplus	43,704	43,704
Unassigned surplus	400,810	375,690
Total capital and surplus	447,014	421,894
Total liabilities and capital and surplus	$8,845,207	$8,358,804
See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Operations
Years ended December 31, 2016, 2015 and 2014
(In thousands)

	Year Ended December 31
	2016	2015	2014
Revenue:
Premiums, annuity and supplementary contract considerations:
Annuity	$519,121	$547,279	$478,941
Life	104,626	99,288	98,918
Supplementary contracts	9,258	8,418	6,912
Accident and health	2,091	2,240	2,431
Total premiums, annuity and supplementary contract considerations	635,096	657,225	587,202

Net investment income	321,846	293,870	287,498
Amortization of interest maintenance reserve	10,689	9,294	8,203
Management fee income from separate accounts	22,154	22,721	22,029
Fees from sales of third-party vendor products	597	963	1,253
Other	4,731	4,445	4,038
Total revenue	995,113	988,518	910,223
Benefits and expenses:
Provisions for claims and benefits:
Annuity	659,469	679,908	603,473
Life	117,963	113,600	111,691
Supplementary contracts	20,079	18,330	15,841
Accident and health	419	698	492
Total claims and benefits	797,930	812,536	731,497

Commissions	35,877	36,198	36,899
General and other expenses	80,128	68,975	70,265
Total benefits and expenses	913,935	917,709	838,661

Net gain before federal income tax expense	81,178	70,809	71,562
Federal income tax expense	20,032	15,224	18,854
Net gain from operations	61,146	55,585	52,708
Realized investment gains/losses net of tax and transfers to interest maintenance reserve	(9,420)	(12,347)	(5,915)
Net income	$ 51,726	$ 43,238	$ 46,793
See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statement of Capital and Surplus
Years ended December 31, 2016, 2015 and 2014
(In thousands)

	Year Ended December 31
	2016	2015	2014
Capital stock	$2,500	$2,500	$2,500

Additional paid-in capital and contributed surplus	43,704	43,704	43,704

Unassigned surplus:			
Balance at beginning of year	375,690	352,450	326,187
Net income	51,726	43,238	46,793
Change in net deferred income tax	3,695	(115)	1,554
Change in non-admitted assets	(1,886)	(5,144)	(592)
Change in net unrealized capital (losses) gains	10,720	(2,055)	4,997
Change in asset valuation reserve	(9,135)	2,316	(8,489)
Dividends to stockholder	(30,000)	(15,000)	(18,000)
Balance at end of year	400,810	375,690	352,450
Total capital and surplus	$447,014	$421,894	$398,654
See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Cash Flow
Years ended December 31, 2016, 2015 and 2014
(In thousands)

	Year Ended December 31
	2016	2015	2014
Cash from operations:
Revenue received:
Premiums considerations and deposits	$ 634,204	$ 656,930	$ 585,975
Investment income	303,925	277,196	265,466
Management fee income from Separate Accounts	22,154	22,721	22,029
Fees from sales of third party vendor products	597	963	1,253
Other income	4,731	4,445	4,038
Total revenue received	965,611	962,255	878,761
Benefits and expenses paid:
Claims, benefits and net transfers	452,980	452,777	418,003
Expenses	114,464	107,071	106,416
Federal income taxes	30,148	18,143	20,036
Total benefits and expenses paid	597,592	577,991	544,455
Net cash from operations	368,019	384,264	334,306
Cash from investments:
From investments sold or matured:
Bonds	1,038,964	928,340	748,689
Stocks	3,273	9,803	6,368
Mortgage loans	480	443	415
Other invested assets	7,677	6,926	89
Miscellaneous proceeds	19	23,156	108
Total investment proceeds	1,050,413	968,668	755,669
Cost of investments acquired:
Bonds	(1,401,718)	(1,318,438)	(1,294,030)
Stocks	(54,618)	(4,600)	(22,463)
Other invested assets	(58,908)	(24,024)	(4,748)
Miscellaneous applications	(7,078)	(1,526)	(27,543)
Total investments acquired	(1,522,322)	(1,348,588)	(1,348,784)
Net increase in contract loans	(3,212)	(3,356)	(4,734)
Total for investments acquired	(1,525,534)	(1,351,944)	(1,353,518)
Net cash used for investments	(475,121)	(383,276)	(597,849)

Cash from financing and miscellaneous:
Cash provided (applied):
Borrowed funds	$ -	$ -	$ (25,864)
Net deposits on deposit-type contract funds and other liabilities without life or disability contingencies	(4,127)	66,896	240,219
Dividends to stockholders	(30,000)	(15,000)	(18,000)
Other cash provided	5,507	2,692	2,869
Net cash used for/provided by financing and miscellaneous	(28,620)	54,588	199,224
Net change in cash and short term investments	(135,722)	55,576	(64,319)
Cash and short-term investments at beginning of year	155,520	99,944	164,263
Cash and short-term investments at end of year	$ 19,798	$ 155,520	$ 99,944
See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

(1) Background and Significant Accounting Policies
Organization
Horace Mann Life Insurance Company (the Company), an Illinois domiciled company, markets and underwrites tax-qualified retirement annuities, individual life, group disability income, and group life insurance products primarily to K-12 teachers, administrators and other employees of public schools and their families.
The Company is a subsidiary of Horace Mann Educators Corporation (HMEC), which indirectly owns 100% of the outstanding shares. The Company is a wholly owned subsidiary of Educators Life Insurance Company of America (ELICA). Other affiliated companies include Horace Mann Investors, Inc., Horace Mann Insurance Company, Teachers Insurance Company, Horace Mann Property & Casualty Insurance Company, Horace Mann Lloyds, and Horace Mann Service Corporation (HMSC). HMSC performs certain fiscal and administrative services for all the affiliated companies in the group.
During 2016, 2015 and 2014, the Company did not participate in any business combinations nor discontinue any operations.
Basis of Presentation
The accompanying statutory financial statements have been prepared in conformity with the accounting practices prescribed or permitted by the Illinois Department of Insurance and the National Association of Insurance Commissioners (NAIC), which differ materially in some respects from United States (U.S.) generally accepted accounting principles (GAAP) as more fully discussed in note 8. The state of Illinois has adopted the prescribed accounting practices as stated in NAIC statements of statutory accounting principles (SAP) without modification. At December 31, 2016 and 2015 the Company has no material statutory accounting practices that differ from those of the state of Illinois or the NAIC accounting practices. The significant statutory accounting practices and the Company’s related accounting policies follow.
Investments
Investments are valued in accordance with the requirements of the NAIC. Change in unrealized gains and losses on securities carried at fair value are recognized in the change in net unrealized capital (losses) gains line in the Statutory Statement of Capital and Surplus, net of taxes.
Bonds, other than NAIC class 6, not backed by other loans are carried at amortized cost, adjusted for the amortization of premiums, accretion of discounts and any impairment. Premiums and discounts are amortized and accreted over the estimated lives of the related bonds based on the interest yield method. NAIC class 6 bonds are carried at lower of cost or fair value. Fair value is derived using third party pricing services and consideration of factors including quality of issuer, interest rates and maturity dates.
Loan-backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Loan-backed securities that have been assigned the NAIC category 6 designation are carried at lower of cost or fair value. The Company used a pricing service in determining the fair value of its loan-backed securities. Prepayment assumptions were obtained from broker dealer survey values and are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions for loan backed and structured securities are accounted for using the retrospective method. The Company had no negative yield situations requiring a change from the retrospective to prospective method.
Common stocks are carried at fair value. Fair value is derived using third party pricing services and, when not available, common stocks are valued using non-binding broker quotes.
Preferred stocks are carried at cost, less any impairment adjustments or at the lower of cost or fair value, depending on the NAIC designation of the security.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Mortgage loans, comprised primarily of a loan to an affiliate for home office property, are carried at the unpaid principal balance less unamortized discount and were issued at a value of no more than 75% of the appraised value of the mortgaged property. The related party loan has an 8% coupon rate and will be paid in full on May 1, 2029. No new mortgage loans were issued during 2016, 2015 and 2014. The Company did not reduce interest rates of any outstanding mortgage loans during 2016, 2015 and 2014. During 2016, 2015 and 2014, the Company had no non-performing mortgage loans or loans with past due interest or principal payments.
Contract loans are carried at the unpaid principal balance.
Derivatives, representing one year call options, are carried at fair value.
Within “Other invested assets”, the Company accounts for limited liability companies based on the underlying audited U.S. GAAP equity of the Company’s proportionate interest in the partnership and the change is recognized in changes in net unrealized capital (losses) gains in the statutory statement of capital and surplus.
At December 31, 2016 and 2015, the Company had no investments in derivative financial instruments, joint ventures, partnerships, or limited liability companies that exceed 10% of its admitted assets, no reverse mortgages and holds no loans or debt that has been restructured.
As of December 31, 2016, the Company had no repurchase agreements open where the Company was the borrower. The Company accounts for repurchase agreements as a collateralized borrowing. Cash received is invested in eligible investments, primarily high quality floating rate securities, and the offsetting liability is included in “borrowed money” on the balance sheet.
Short-term securities have a maturity of one year or less at the time of acquisition. Short-term investments are carried at amortized cost which approximates fair value.
Interest income is recognized as earned. Investment income reflects amortization of premiums and accrual of discounts on an effective-yield basis.
Net realized investment gains and losses are determined on the basis of specific identification on the trade date.
The Company’s methodology of assessing other-than-temporary impairments is based on security-specific facts and circumstances as of the date of the reporting period. Based on these facts, if (1) the Company has the intent to sell the debt security, (2) it is more likely than not the Company will be required to sell the debt security before the anticipated recovery of the amortized cost basis, or (3) management does not expect to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition, an other-than-temporary impairment is considered to have occurred. For equity securities, if (1) the Company does not have the ability and intent to hold the security for the recovery of cost or (2) recovery of cost is not expected within a reasonable period of time, an other-than-temporary impairment is considered to have occurred.
The Company reviews the fair value of all investments in its portfolio on a monthly basis to assess whether an other-than-temporary decline in value has occurred. These reviews, in conjunction with the Company’s investment managers’ monthly credit reports and relevant factors such as (1) the financial condition and near-term prospects of the issuer, (2) the length of time and extent to which the fair value has been less than amortized cost for bonds or cost for equity securities, (3) for debt securities, the Company’s intent to sell a security or whether it is more likely than not the Company will be required to sell the security before the anticipated recovery in the amortized cost basis; and for equity securities, the Company’s ability and intent to hold the security for the recovery of cost or if recovery of cost is not expected within a reasonable period of time, (4) the stock price trend of the issuer, (5) the market leadership position of the issuer, (6) the debt ratings of the issuer, and (7) the cash flows and liquidity of the issuer or the underlying cash flows for asset-backed securities, are all considered in the impairment assessment. Based on these facts, if management believes it is probable that amounts due will not be collected according to the contractual terms of a debt security, or if the Company has the intent to sell the investment before recovery of the cost of the investment, an other-than-temporary impairment shall be considered to have occurred. For structured securities, if the present value of the cash-flows expected to be collected is less than the amortized
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

cost basis, an other-than-temporary impairment shall be considered to have occurred for the difference due to a non-interest related decline. For structured securities, the Company analyzes discounted cash flows on a quarterly basis to determine if additional other-than-temporary impairment write-downs are necessary. A write-down of an investment is recorded when a decline in the fair value of that investment is deemed to be other-than-temporary, with a realized investment loss charged to operations for the period. For equity method investments, the Company recognizes a loss in value when evidence demonstrates that it is other-than-temporarily impaired. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain an earnings potential that would justify the carrying amount of the investment.
An other than temporary impairment shall be considered to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment. For any decline in fair value of an investment in a limited partnership or limited liability company which is determined to be other than temporary, the investment is written down to fair value as the new cost basis and the amount of the write down is recognized as a realized loss. The new cost basis is not changed for subsequent recoveries in fair value. Future declines in fair value, which are determined to be other than temporary, are recorded as realized losses. The Company monitors its investments in limited partnerships and limited liability companies to determine if any significant losses have occurred in the underlying investments held by the limited partnerships or limited liability companies which may indicated the Company’s investment is other than temporarily impaired.
Asset Valuation Reserve
The Asset Valuation Reserve (AVR) was calculated as prescribed and required by the NAIC. This reserve is maintained for the purpose of stabilizing surplus against the effects of fluctuations in the value of certain bond, stock, mortgage loan and real estate investments. Changes in the AVR reserve are charged or credited to surplus.
The balance of the AVR by component at December 31, is as follows:
	2016	2015
Bonds, preferred stocks and short-term investments	$32,521	$24,603
Real estate and other invested assets	7,318	7,542
Common stocks	4,003	2,562
Total AVR	$43,842	$34,707
At December 31, 2016 and 2015 the AVR was held at a level equal to 85.86% and 71.87%, respectively, of the maximum reserve level allowed by the NAIC.
Interest Maintenance Reserve
The Interest Maintenance Reserve (IMR) was calculated as prescribed by the NAIC. This reserve is designed to capture the realized capital gains and losses which result from changes in the overall level of interest rates and amortize them into operations over the approximate remaining life of the investment sold.
Aggregate Reserves
Applicable state insurance laws require that the Company set up reserves in accordance with statutory regulations, carried as liabilities to meet future obligations under outstanding policies. These reserves are the amount that, with the additional premiums to be received and interest thereon compounded annually at certain rates, is calculated to be sufficient to meet the various policy and contract obligations as they occur.
Premium deficiency reserves at December 31, 2016 and 2015 were $4,899 and $3,616, respectively. The Company does not anticipate investment income as a factor in determining if a premium deficiency relating to short-duration contracts exists.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

The Company waives deduction of deferred fractional premiums upon death of insured and returns any portion of the final premiums beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.
The tabular interest, tabular less actual reserve released and tabular cost have been determined by formula as prescribed in the annual statement instructions. Tabular interest on funds not involving life contingencies is determined as the sum of the products of each valuation rate of interest and the mean of the funds subject to such rate held at the beginning and end of the valuation year.
Aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies are based on statutory mortality tables and interest assumptions using either the net level, or commissioners' reserve valuation method or commissioners’ annuity reserve valuation method. The annuity reserves include the current declared interest rates through the valuation date.
Policyholder Funds on Deposit
Policyholder funds on deposit include funding agreements with the Federal Home Loan Bank of Chicago of $575,253 and $575,104 as of December 31, 2016 and 2015, respectively, and supplementary contracts without life contingencies which represent the present value of future payments discounted with interest only. At December 31, 2016 and 2015, the supplemental contract liability was $66,814 and $70,736, respectively, based on average credited interest rates of 3.05% and 3.14% in 2016 and 2015, respectively. Premiums and annuity considerations for life and accident and health contracts received in advance were $846 and $668 at December 31, 2016 and 2015, respectively. Premiums on deposit and dividend accumulations of $1,667 and $1,926 were reported at December 31, 2016 and 2015, respectively. Annuities certain of $3,814 and $3,909 were reported at December 31, 2016 and 2015 respectively.
Life Premiums
Life premiums are reflected as earned on the coverage anniversary date. Annuity and supplementary contracts with life contingent premiums are reflected as earned when collected. Accident and health premiums are reported as revenue when due and earned on a pro rata basis over the period covered by the policy.
Deferred life premiums represent modal premiums (other than annual) to be billed in the year subsequent to the commencement of the policy year.
Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2016, were as follows:
	Gross	Net of Loading
Ordinary new business	$ 2,861	$ 1,323
Ordinary renewal	40,871	49,272
Group Life	17	17
Total	$43,749	$50,612
Mutual Fund Service Fee Income
The Company has a service agreement where the Company provides certain services to the Wilshire VIT Funds (Funds) necessary to coordinate the Funds activities with those of the separate account of the Company. For these services the Company receives a mutual fund service fee, accrued daily and paid to the Company monthly, based upon the combined assets of the Funds.
Fees From Sales of Third-Party Vendor Products
The Company has programs to offer fixed indexed universal life and fixed interest rate universal life insurance with two third-party vendors underwriting such insurance. Under these programs, the third-party vendors underwrite and bear the risk of these insurance policies and the Company receives a commission on the sale of that business.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Income Taxes
The Company is included in the consolidated federal income tax return of its parent, ELICA, and its ultimate parent, HMEC and its affiliates. The tax sharing agreement between the Company and HMEC, as approved by the Board of Directors of the Company, provides that tax on income is charged to the Company as if it were filing a separate federal income tax return. The Company is reimbursed for any losses or tax credits to the extent utilized in the consolidated return. Intercompany tax balances are settled quarterly with a subsequent final annual settlement upon filing the consolidated federal income tax return.
Federal income taxes are charged to operations based on current taxable income. Current year federal income tax expense or benefit is based on financial reporting income or loss adjusted for certain temporary differences, which are the result of dissimilar financial reporting and tax basis accounting methods. A deferred tax asset (DTA), for the tax effect of temporary differences between financial reporting and the tax basis of assets, is reported as an admitted asset for temporary differences that reverse in three years, but only to the extent they do not exceed the lesser of federal income taxes paid in prior years that can be recovered through loss carrybacks from temporary differences or 15% of adjusted surplus plus gross deferred tax liabilities (DTL). Gross DTAs are reduced by a statutory valuation allowance if it is more-likely-than-not that some portion or all of the gross DTAs will not be realized. Admissibility is based upon the Company’s risk-based capital level.
The Company records liabilities for potential tax contingencies where it is more-likely-than-not that the position will not be sustainable upon audit by taxing authorities. Potential tax contingencies are reevaluated routinely and, if applicable, are adjusted appropriately based upon changes in facts or law. The Company has no unrecorded tax contingencies.
The Company classifies all tax-related interest and penalties as income tax expense.
Acquisition Expenses
The cost of acquiring new business, principally commissions, underwriting salaries, and related expenses, is charged to expense as incurred.
Non-admitted Assets
Assets prescribed by the Illinois Insurance Code and the NAIC as “non-admitted” (principally non-admitted deferred tax assets) are charged to unassigned surplus.
Use of Estimates
The preparation of statutory financial statements requires management to make estimates and assumptions that affect (1) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the statutory financial statements and (2) the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Subsequent Events
The Company had no Type I or Type II events subsequent to December 31, 2016 that merited recognition or disclosure in these statements. Subsequent events were evaluated through April 17, 2017.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

(2) Investments
Net Investment Income
The components of net investment income were as follows:
	2016	2015	2014
Interest on bonds	$301,934	$285,959	$278,414
Preferred stock income	2,006	1,505	1,952
Common stock income	7,551	317	35
Interest on mortgage loans	858	895	929
Interest on short-term investments	554	111	31
Interest on contract loans	8,545	8,324	8,115
Limited liability companies income	4,815	571	1,238
Other investment income	3,468	3,651	3,637
Gross investment income	329,731	301,333	294,351
Investment expenses	7,885	7,463	6,853
Net investment income	$321,846	$293,870	$287,498
The Company nonadmits investment income due and accrued if amounts are over 90 days past due. The Company had no amounts non-admitted at December 31, 2016 and 2015.
Net Realized Investment Gains (Losses) Net of Tax and Transfers to IMR
Realized investment gains (losses) which result from changes in the overall level of interest rates, excluding securities whose NAIC rating classification at the end of the holding period is different from its NAIC rating classification at the beginning of the holding period by more than one NAIC rating classification, are transferred to IMR. Realized investment gains (losses) on most fixed income securities are transferred on an after tax basis to the IMR and amortized into operations over the average remaining lives of the assets sold.
The IMR at December 31 is as follows:
	2016	2015	2014
Reserve balance, beginning of year	$ 84,786	$80,251	$82,233
Current year capital gains, net of tax	6,608	13,829	6,221
Amortization of IMR	(10,689)	(9,294)	(8,203)
Reserve balance, end of year	$ 80,705	$84,786	$80,251
Net realized investment gains (losses) reported in the statutory statements of operations net of tax and transfers to IMR were as follows:
	2016	2015	2014
Bonds	$ 5,243	$ 8,870	$ 4,357
Common stocks	(1,066)	(2,153)	-
Preferred stocks	-	(60)	-
Limited Partnership	(1,250)	542	-
Net realized investment gains	2,927	7,199	4,357
Less federal income tax expense	5,739	5,717	4,051
Transferred to IMR	(6,608)	(13,829)	(6,221)
Net realized investment gains (losses) net of tax and transfers to IMR	$ (9,420)	$(12,347)	$(5,915)
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

The net gains were realized from ongoing investment portfolio management activity and recording of impairment charges. The Company recorded impairment write-downs of $8,832, $14,805 and $5,353 in 2016, 2015 and 2014, respectively. The impairment losses in 2016 and 2015 are related to common stocks and bonds, where 2014 impairment losses were related to bonds. In each of the periods, the impaired securities were marked to fair value, and the write-downs were recorded as realized investment losses in the statutory statements of operations.
Change in Net Unrealized Capital (Losses) Gains
Unrealized capital gains or losses are reflected as credits or charges directly to unassigned surplus. The unrealized capital gains (losses) also include the impact of deferred taxes. This amount was $6,200, $3,268 and $3,284 at December 31, 2016, 2015, and 2014, respectively.
	2016	2015	2014
Net unrealized capital gains (losses):
Beginning	$ 5,039	$ 7,094	$2,097
End of year	15,759	5,039	7,094
Change in net unrealized capital gains (losses)	$10,720	$(2,055)	$4,997
Bonds and Preferred Stocks
The carrying value and statutory fair value of investments in bonds and preferred stocks are as follows:
December 31, 2016	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds
U.S. Governments	$ 37,894	$ 1,716	$ -	$ 39,610
All Other Governments	52,764	4,193	(82)	56,875
States, Territories and Possessions
(Direct and Guaranteed)	895,823	101,359	(9,582)	987,600
Special Revenue & Special Assessment
Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	887,621	49,878	(15,742)	921,757
Industrial & Miscellaneous (Unaffiliated)	4,425,646	172,405	(36,044)	4,562,007
Hybrid Securities	25,130	839	(2,218)	23,751
Preferred Stocks	66,125	2,248	(2,513)	65,860
Total	$6,391,003	$332,638	$(66,181)	$6,657,460
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2015	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds
U.S. Governments	$ 39,068	$ 2,426	$ (7)	$ 41,487
All Other Governments	49,309	5,570	(33)	54,846
States, Territories and Possessions
(Direct and Guaranteed)	853,472	110,725	(5,748)	958,449
Special Revenue & Special Assessment
Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	951,178	62,437	(8,576)	1,005,039
Industrial & Miscellaneous (Unaffiliated)	4,020,724	162,682	(58,927)	4,124,479
Hybrid Securities	23,564	1,506	(2,944)	22,126
Preferred Stocks	24,091	2,099	(949)	25,241
Total	$5,961,406	$347,445	$(77,184)	$6,231,667
U.S. government and agency obligations include securities issued by Federal National Mortgage Association of $265,054 and $210,384; Federal Home Loan Mortgage Association of $273,084 and $596,783; Government National Mortgage Association of $105,444 and $116,671; and Other Government of $46,705 and $50,458 as of December 31, 2016 and 2015, respectively.
At December 31, 2016 and 2015, the fair value and gross unrealized capital losses of investments in bonds and preferred stock segregated between securities having an unrealized capital loss for less than 12 months and securities having an unrealized capital loss for 12 months or longer were as follows:
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2016	Less than 12 months		12 months or longer
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds				
U.S. Governments	$ -	$ -	$ -	$ -
All Other Governments	1,417	82	-	-
States, Territories And Possessions				
(Direct and Guaranteed)	171,848	6,047	9,843	3,535
Special Revenue & Special Assessment				
Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and their Political Subdivisions	345,979	15,199	3,235	544
Industrial & Miscellaneous (Unaffiliated)	1,236,646	29,465	272,601	6,579
Hybrid Securities	4,650	350	11,101	1,868
Preferred stocks	29,854	1,647	6,592	867
Common Stock	887	887	-	-
Total	$1,790,281	$53,677	$303,372	$13,393

December 31, 2015	Less than 12 months		12 months or longer
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds
U.S. Governments	$ 2,031	$ 7	$ -	$ -
All Other Governments	3,966	33	-	-
States, Territories And Possessions				
(Direct and Guaranteed)	123,148	5,377	5,985	371
Special Revenue & Special Assessment				
Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and their Political Subdivisions	292,705	8,386	3,517	190
Industrial & Miscellaneous (Unaffiliated)	1,662,212	50,843	170,797	8,084
Hybrid Securities	-	-	10,950	2,944
Preferred stocks	2,963	37	6,547	912
Common Stock	2,389	455	-	-
Total	$2,089,414	$65,138	$197,796	$12,501
At December 31, 2016, the gross unrealized capital loss position in the investment portfolio was $67,070 (573 positions and 1.0% of the investment portfolio’s fair value). Securities with an investment grade rating represented 93% of the gross unrealized capital losses. The largest single unrealized capital loss was $2,491 on states, territories and possessions. The portfolio included 78 securities that have been in an unrealized capital loss position for greater than 12 months, totaling $13,393. The Company views the decrease in value of all of the securities with unrealized capital losses at December 31, 2016 as temporary, expects recovery in fair value, anticipates continued payments in accordance with the contractual terms of the securities, and does not intend to sell the investments before recovery of the cost of the investment. Therefore, no impairment of these securities was recorded at December 31, 2016.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Bonds by NAIC class at December 31 are as follows:
	2016		2015
	Carrying Value	Fair Value	Carrying Value	Fair Value
Class 1	$4,226,714	$4,418,062	$3,891,448	$4,127,859
Class 2	1,926,043	2,001,434	1,881,052	1,925,637
Class 3	120,057	121,581	114,295	104,478
Class 4	41,025	37,859	36,716	35,459
Class 5	4,915	6,526	1,294	475
Class 6	6,124	6,138	12,510	12,518
Total by class	$6,324,878	$6,591,600	$5,937,315	$6,206,426
The fair value of the Company’s investment in collateralized mortgage obligations (CMOs) at December 31, 2016 was $416,226 compared to a $389,503 carrying value. The average credit quality rating of the Company’s investment in CMOs was AA+ and NAIC 1. The average duration of the CMOs was 7.5 years. The Company’s investment in CMOs, excluding mortgage obligations of United States governmental agencies, represented .02% of the Company’s bond portfolio at December 31, 2016.
At December 31, 2016 and 2015, 4.9% and 5.2% of the total bond portfolio (at amortized cost) consisted of private placement bonds, respectively.
The carrying value and statutory fair value of bonds by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Perpetual holdings are included in the due after twenty years classification.
December 31, 2016	Carrying Value	Fair Value
Due in one year or less	$ 252,535	$ 263,185
Due after one year through five years	1,854,532	1,932,737
Due after five years through ten years	2,168,812	2,260,272
Due after ten years through twenty years	1,295,198	1,349,817
Due after twenty years	753,801	785,589
Total bonds	$6,324,878	$6,591,600
Proceeds from the sale of investments in bonds and stocks during 2016, 2015 and 2014 were $277,778, $307,949 and $123,670, respectively. Gross gains of $11,634, $18,256 and $7,696 and gross losses of $1,243, $4,674 and $5,081 were realized on those sales for 2016, 2015 and 2014, respectively.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Loan-backed and Structured Securities
At December 31, 2016, the Company had loan-backed securities with a fair value of $2,211,430 and a carrying value of $2,183,799. Prepayment assumptions were obtained from broker dealer survey values. The Company had no negative yield situations requiring a change from the retrospective to prospective method. The Company had no concentration of credit risk requiring disclosure under SSAP 27. The Company takes into consideration the cash flows of the loan-backed securities under various scenarios to determine if an impairment is other than temporary.
The other-than-temporary impairments (OTTI) on loan-backed and structured securities recognized during the year ended December 31, 2016, 2015 and 2014 were as follows:
	Amortized Cost Basis Before OTTI	Interest OTTI	Non Interest OTTI	Fair Value
Year Ended December 31, 2016
Intent to sell	$34,375	$-	$ 219	$34,156
Inability or lack of intent to hold	-	-	-	-
Total	34,375	-	219	34,156
Year Ended December 31, 2015
Intent to sell	9,497	-	196	9,301
Inability or lack of intent to hold	-	-	-	-
Total	9,497	-	196	9,301
Year Ended December 31, 2014
Intent to sell	7,583	-	1,225	6,358
Inability or lack of intent to hold	-	-	-	-
Total	$ 7,583	$-	$1,225	$ 6,358
As of December 31, 2016, the Company held seven structured securities with a recognized other-than-temporary impairment, which were impaired during the current year. The basis for the other-than-temporary impairment of the structured security (all non-interest related) was due to change of intent.
At December 31, 2016, the Company had loan-backed and structured securities with an aggregate unrealized loss of $22,366. The fair value and gross unrealized losses segregated between securities having an unrealized loss for less than twelve months and securities having an unrealized loss for twelve months or longer were as follows:
Less than 12 months		12 months or longer
Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss
$791,792	$(16,408)	$242,160	$(5,958)
Deposits
The carrying value of securities included in bonds which are required by law to be on deposit with governmental authorities, at December 31 were as follows:
	2016	2015
Held for all policyholders	$1,685	$1,684
Held for policyholders in certain states	1,007	1,021
Total deposits	$2,692	$2,705
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Federal Home Loan Bank Arrangements
The Company is a member of the Federal Home Loan Bank of Chicago (FHLB) primarily for the purpose of participating in its mortgage-collateralized loan advance program. Under the membership requirements, the Company purchased $11,500 of FHLB capital stock. In exchange, the Company had funding capacity available of $2,211,302 and $2,089,701 at December 31, 2016 and 2015, respectively. Any borrowing from the FHLB requires the purchase of FHLB activity-based common stock in an amount equal to 5.0% of the borrowing, or a lower percentage – such as 2.0% based on the Reduced Capitalization Advance Program. Advances are in the form of funding agreements issued to the FHLB and are therefore reported as deposit-type contracts included in “Policyholder funds on deposit” in the Statement of Liabilities and Capital and Surplus. The Company had $575,253 and $575,104 in outstanding advances with $547,567 and $544,212 in assets pledged as collateral to the FHLB at December 31, 2016 and 2015, respectively. The outstanding advances mature in September 2019, December 2023 and January 2026. The weighted average interest rate was 0.52% as of December 31, 2016. Interest rates reset either monthly or quarterly.
Restricted Assets (Including Pledged) are as follows:
Gross Restricted								Percentage
Current Year
	Total General Account (G/A)	Total Separate Account (S/A)	Total	Total From Prior Year	Increase/ (Decrease)	Total Current Year Non-admitted Restricted	Total Current Year Admitted Restricted	Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$ 11,500	$-	$ 11,500	$ 11,500	$ -	$-	$ 11,500	0.13%	0.13%
On deposit with states	2,692	-	2,692	2,705	(13)	-	2,692	0.03%	0.03%
Pledged as collateral under FHLB funding agreements	547,567	-	547,567	544,212	3,355	-	547,567	6.19%	6.19%
Total Restricted Assets	$561,759	$-	$561,759	$558,417	$3,342	$-	$561,759	6.35%	6.35%
Mortgage Loans
Aging analysis of mortgage loans aggregated by type were as follows:
	Residential			Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
December 31, 2016
Recorded Investment (All) Current	$-	$-	$57	$-	$10,458	$-	$10,515
December 31, 2015
Recorded Investment (All) Current	$-	$-	$63	$-	$10,932	$-	$10,995
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Derivatives
The Company uses derivatives to hedge against market impacts on the interest credited related to indexed fixed annuity (FIA) and indexed universal life (IUL) products offered by the Company. The Company purchases one-year call options, which generally provide for the Company to be paid the one-year appreciation of various published indices, which are used to fund the annual index credits on the indexed products. The Company pays cash to the counterparty at an agreed upon price at the outset of the contract. The counterparty pays a single payment at each due date when applicable.
Call options purchased by the Company do not qualify for hedge accounting treatment. The notional amounts purchased are not an exact match with the index annuity account values, nor do they take into account withdrawals resulting in a hedge that is not “highly effective.” Therefore, derivative instruments are carried at fair value, with changes in fair value recognized in “Change in unrealized capital gains (losses).” Pretax net unrealized gains on derivative assets at December 31, 2016, were $4,243.
The Company utilizes multiple counterparties and evaluates the creditworthiness of the counterparty prior to the purchase of an option contract. Collateral support agreements with each counterparty provide that the Company will receive or pledge financial collateral in the event minimum thresholds have been reached.
Collateral Received and Reflected as Assets Within the Financial Statements
	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)	% of BACV to Total Admitted Assets
December 31, 2016
Cash	$8,824	$8,824	0.13%	0.13%
Total Collateral Assets	$8,824	$8,824	0.13%	0.13%
December 31, 2015
Cash	$2,617	$2,617	0.04%	0.04%
Total Collateral Assets	$2,617	$2,617	0.04%	0.04%
Subprime Mortgage Related Risk Exposure
The Company has no securities with direct sub-prime exposure.
Investments in Entities Exceeding 10% of Capital and Surplus
At December 31, 2016 there were no investments in entities other than obligations of the U.S. Government and federally sponsored government agencies and authorities which exceeded 10% of total capital and surplus.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

(3) Reserves
The composition of aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies at December 31 was as follows:
	Aggregate reserves		Mortality table	Interest rates
	2016	2015
Life	$ 946,988	$ 934,403	1980 CSO/CET	4.0-6.0%
	158,874	127,144	2001 CSO	3.5-4.0
	118,383	122,672	1958 CSO/CET	2.5-4.5
	67,283	65,128	Various	2.5-5.5
	4,169	4,431	1941 CSO	2.5-4.5

Annuity	2,229,625	2,098,118	1971 IAM	3.0-5.5
	58,358	58,567	a-1949	3.0-5.5
	574	624	1937 SAT	3.0
	209	195	MGDB
	1,406,715	1,547,767	a-2000	1.0-5.0
	246,445	231,587	1983a	3.0-4.5
	298,348	-	2012 IAR	1.0-4.0

Supplementary contract with life contingencies	17,504	20,144	1983a	6.25-11.0
	79,331	92,312	a-2000	4.0-7.0
	285	368	1971 IAM	11.25
	29	35	1937 SAT	3.5
	17,622	-	2012 IAR	4.0
Total	$5,650,742	$5,303,495
For approximately 87%, or $3.7 billion of the deferred annuity account values, the credited interest rate was equal to the minimum guaranteed rate.
Analysis of Annuity Reserves and Deposit Liabilities by Withdrawal Characteristics:
	General Account	Separate Account with Guarantees*	Separate Account Nonguaranteed	Total	% of Total
December 31, 2016					
Subject to discretionary withdrawal					
With fair value adjustment	33,962	-	-	33,962	0%
At book value less current surrender charge of 5% or more	1,495,143	-	-	1,495,143	22%
At fair value	-	1,814,202	93,198	1,907,400	28%
Total with adjustment or at market value	1,529,105	1,814,202	93,198	3,436,505	
At book value without adjustment (minimal or no charge or adjustment)	2,776,851	-	-	2,776,851	40%
Not subject to discretionary withdrawal	696,659	-	-	696,659	10%
Total (gross)	5,002,615	1,814,202	93,198	6,910,015	100%
Reinsurance ceded	22	-	-	22	
Total (net)	5,002,593	1,814,202	93,198	6,909,993	
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

	General Account	Separate Account with Guarantees*	Separate Account Nonguaranteed	Total	% of Total
December 31, 2015					
Subject to discretionary withdrawal					
With fair value adjustment	41,385	-	-	41,385	1%
At book value less current surrender charge of 5% or more	1,515,727	-	-	1,515,727	23%
At fair value	-	1,699,224	86,266	1,785,490	27%
Total with adjustment or at market value	1,557,112	1,699,224	86,266	3,342,602	
At book value without adjustment (minimal or no charge or adjustment)	2,449,192	-	-	2,449,192	38%
Not subject to discretionary withdrawal	695,115	-	-	695,115	11%
Total (gross)	4,701,419	1,699,224	86,266	6,486,909	100%
Reinsurance ceded	27	-	-	27	
Total (net)	4,701,392	1,699,224	86,266	6,486,882	
* -	Represents variable contracts with a guaranteed minimum death benefit (no rate guarantee).

	2016	2015
Reconciliation of total annuity actuarial reserves and deposit funds liabilities:
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$4,240,274	$3,936,858
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	114,771	112,859
Exhibit 7, Deposit-type Contracts, Line 14, Column 1	647,548	651,675
Subtotal	5,002,593	4,701,392
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	1,904,402	1,782,436
Exhibit 3, Line 0399999, Column 2	2,998	3,054
Subtotal	1,907,400	1,785,490
Combined Total	$6,909,993	$6,486,882
Policy reserves for losses for accident and health contracts are estimated by the Company’s valuation actuary using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates specified by regulatory authorities for disability income business.
Aggregate reserves for accident and health policies include the present value of amounts not yet due on existing claims and unearned premiums at December 31 as follows:
	Aggregate reserves
	2016	2015
Present value of amounts not yet due on claims (3% interest rate)	$2,173	$2,598
Additional contract reserves	42	45
Unearned premiums and other	78	81
Aggregate accident and health reserves	$2,293	$2,724
Unpaid Benefits
Unpaid benefits consist of case basis reserves and estimates of losses incurred but not reported. Estimates for losses incurred but not reported are based on prior experience modified for current trends.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Accident and health claim reserves and liabilities include the following:
	2016	2015
Aggregate reserves for accident and health	$2,293	$2,724
Unpaid benefits for accident and health	93	83
Less: Additional contract reserves	(43)	(45)
Unearned premiums and other	(78)	(81)
Accident and health claim reserves and liabilities	$2,265	$2,681
The following table sets forth an analysis of accident and health claim reserves and liabilities and provides a reconciliation of beginning and ending reserves for the periods indicated.
	2016	2015	2014
Net balance at January 1	$2,681	$2,898	$3,406
Incurred related to:
Current year	982	977	1,140
Prior years	(557)	(268)	(628)
Total incurred	425	709	512
Paid related to:
Current year	232	168	260
Prior years	609	758	760
Total paid	841	926	1,020
Net balance at December 31	$2,265	$2,681	$2,898
As a result of changes in estimates of claims incurred in prior years, the accident and health claims and claim adjustment expenses incurred decreased by $557, $268, and $628 in 2016, 2015 and 2014, respectively. These changes in estimates are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims and claim and loss adjustment expenses.
(4) Related Party Transactions
The Company has common management and shares office facilities with HMEC and other affiliates and is a party to several intercompany service agreements. Under these agreements, the Company paid $121,988, $122,239, and $122,588 for management, administrative, data processing, commissions and agency services, utilization of personnel, and investment advisory services in 2016, 2015 and 2014, respectively.
The Company holds a mortgage loan on the home office property from HMSC in the amount of $10,458 and $10,932 as of December 31, 2016 and 2015, respectively.
The Company had a net balance receivable (payable) from affiliates of $746 and $(644) at December 31, 2016 and 2015, respectively.
ELICA reinsures all of the Company’s life insurance business, except indexed universal life, in the state of Arizona. ELICA also assumed a small block of Florida whole life business from the Company (see note 9).
The Company has no common stock investments in any upstream companies or affiliates.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

(5) Federal Income Taxes
The net deferred tax asset (liability) at December 31 and the change from the prior year are comprised of the following components:
	2016
	Ordinary	Capital	Total
Gross deferred tax assets	$42,949	$16,076	$59,025
Statutory valuation allowance adjustments	-	-	-
Adjusted gross deferred tax assets	42,949	16,076	59,025
Deferred tax assets nonadmitted	-	9,855	9,855
Net admitted deferred tax asset	42,949	6,221	49,170
Total deferred tax liabilities	42,949	6,221	49,170
Admitted deferred tax asset (liability)	$ -	$ -	$ -

	2015
	Ordinary	Capital	Total
Gross deferred tax assets	$41,129	$11,883	$53,012
Statutory valuation allowance adjustments	-	-	-
Adjusted gross deferred tax assets	41,129	11,883	53,012
Deferred tax assets nonadmitted	-	8,445	8,445
Net admitted deferred tax asset	41,129	3,438	44,567
Total deferred tax liabilities	40,482	3,438	43,920
Admitted deferred tax asset (liability)	$ 647	$ -	$ 647
	Change
	Ordinary	Capital	Total
Gross deferred tax assets	$1,820	$4,193	$6,013
Statutory valuation allowance adjustments	-	-	-
Adjusted gross deferred tax assets	1,820	4,193	6,013
Deferred tax assets nonadmitted	-	1,410	1,410
Net admitted deferred tax asset	1,820	2,783	4,603
Total deferred tax liabilities	2,467	2,783	5,250
Admitted deferred tax asset (liability)	$ (647)	$ -	$ (647)
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

The amount of adjusted gross deferred tax assets admitted under each component of SSAP 101 is as follows:
	2016
	Ordinary	Capital	Total
Federal income tax paid in prior years recoverable through loss carrybacks	$10,709	$ -	$10,709
Adjusted gross deferred tax assets expected to be realized (lesser of a or b below)
a) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	7,389	-	7,389
b) Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	73,628
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	32,240	6,221	38,461
Deferred tax assets admitted as the result of application of SSAP No. 101	$42,949	$6,221	$49,170

	2015
	Ordinary	Capital	Total
Federal income tax paid in prior years recoverable through loss carrybacks	$10,194	$ -	$10,194
Adjusted gross deferred tax assets expected to be realized (lesser of a or b below)	-	-	-
a) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	7,560	-	7,560
b) Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	68,393
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	30,935	3,438	34,373
Deferred tax assets admitted as the result of application of SSAP No. 101	$41,129	$3,438	$44,567

	Change
	Ordinary	Capital	Total
Federal income tax paid in prior years recoverable through loss carrybacks	$ 515	$ -	$ 515
Adjusted gross deferred tax assets expected to be realized (lesser of a or b below)	-	-	-
a) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	(171)	-	(171)
b) Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	5,235
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	1,305	2,783	4,088
Deferred tax assets admitted as the result of application of SSAP No. 101	$1,820	$2,783	$4,603
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Other admissibility criteria include:
	2016	2015
Ratio percentage used to determine recovery period and threshold limitation amount	918%	898%
Amount of adjusted capital and surplus used to determine the recovery period and threshold limitation above	$490,856	$455,955
The Company did not utilize tax planning strategies in determining the amount of adjusted gross and net admitted deferred tax assets. At December 31, 2016, the Company had no temporary differences for which a deferred tax liability was not recognized.
Current income taxes incurred consists of the following major components:
	2016	2015	2014
Federal	$20,032	$15,224	$18,854
Foreign	-	-	-
Subtotal	20,032	15,224	18,854
Federal income tax on net capital gains	5,739	5,717	4,051
Federal and Foreign income taxes incurred	25,771	$20,941	$22,905
Deferred income tax assets and liabilities consist of the following major components:
	2016	2015	Change
Deferred tax assets:			
Ordinary:			
Policyholder reserves	$26,235	$25,513	$ 722
Investments	-	-	-
Deferred acquisition costs	10,594	10,341	253
Compensation and benefit accrual	5,418	4,742	676
Pension accrual	352	334	18
Receivables – nonadmitted	220	53	167
Other	130	146	(16)
Subtotal	42,949	41,129	1,820
Admitted ordinary deferred tax assets	$42,949	$41,129	$1,820
Capital:			
Investments	$16,076	$11,883	$4,193
Subtotal	16,076	11,883	4,193
Nonadmitted deferred tax assets	9,855	8,445	1,410
Admitted capital deferred tax assets	$ 6,221	$ 3,438	$2,783
Total admitted deferred tax assets	$49,170	$44,567	$4,603
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

	2016	2015	Change
Deferred tax liabilities:
Ordinary:
Investments	$ 23,333	$21,412	$ 1,921
Fixed assets	1,684	2,030	(346)
Deferred and uncollected premium	17,701	16,732	969
Policyholder reserves	231	308	(77)
Other	-	-	-
Total ordinary deferred tax liabilities	$42,949	$40,482	$2,467
Capital:
Investments	$ 21	$ 170	$ (149)
Unrealized capital gains	6,200	3,268	2,932
Total capital deferred tax liabilities	6,221	3,438	2,783
Total deferred tax liabilities	$49,170	$43,920	$5,250
Net deferred tax asset	-	$ 647	$ (647)
The Company’s income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before income taxes as follows:
	2016	2015	2014
Income before taxes	$84,105	$78,008	$75,919
Expected income tax expense at 35% statutory rate	$29,437	$27,303	$26,572
Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	$ (3,376)	$ (3,120)	$ (3,105)
Tax-exempt interest	(49)	(102)	-
Tax adjustment for IMR	(3,741)	(2,923)	(2,871)
Nondeductible compensation accruals	199	235	(17)
Deferred tax benefit on nonadmitted assets	(166)	(6)	4
Options	1,846	(709)	-
Return to provision	(2,009)	363	710
Prior year exams	-	-	51
Other	(65)	15	7
Total income tax expense reported	$22,076	$21,056	$21,351
Current income tax expense incurred	$25,771	$20,941	$22,905
Change in deferred income tax	(763)	99	601
Change in deferred tax on unrealized gains and losses	(2,932)	16	(2,155)
Total income tax expense reported	$22,076	$21,056	$21,351
At December 31, 2016, the Company had no unused net operating loss or capital loss carryforwards available to offset future taxable income.
The amounts of federal income taxes incurred that are available for recoupment in the event of future net losses are:
Year	Ordinary	Capital	Total
2016	$20,853	$5,747	$26,600
2015	$15,761	$6,412	$22,173
2014	$17,750	$4,006	$21,756
At December 31, 2016, the Company had no deposits reported as admitted assets under Section 6603 of the Internal Revenue Code.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

At December 31, 2016, the Company’s federal income tax returns for years prior to 2013 are no longer subject to examination by the Internal Revenue Service (“IRS”).
The Company is included in the consolidated federal income tax return of its parent, ELICA, and its ultimate parent, HMEC and its affiliates. The tax sharing agreement between the Company and HMEC, as approved by the Board of Directors of the Company, provides that tax on income is charged to the Company as if it were filing a separate federal income tax return. The Company is reimbursed for any losses or tax credits to the extent utilized in the consolidated return. Intercompany tax balances are settled quarterly with a subsequent final annual settlement upon filing the consolidated federal income tax return.
The Company records liabilities for potential tax contingencies where it is more-likely-than-not that the position will not be sustained upon audit by taxing authorities. Potential tax contingencies are reevaluated routinely and, if applicable, are adjusted appropriately based upon changes in facts or law. The Company has no unrecorded tax contingencies.
A reconciliation of the beginning and ending amount of tax contingencies is as follows:
	2016	2015	2014
Balance as of beginning of the year	$1,039	$ 656	$ 641
Increases related to prior year tax contingencies	288	-	-
Decreases related to prior year tax contingencies	-	(15)	(244)
Increases related to current year tax contingencies	206	398	259
Lapse of statute	(76)	-	-
Balance as of the end of the year	$1,457	$1,039	$ 656
The Company classifies all tax-related interest and penalties as income tax expense.
(6) Restrictions of Surplus
The amount of dividends which can be paid by Illinois insurance companies without prior approval of the State Insurance Commissioner is subject to restrictions relating to profitability and statutory surplus (greater of current year statutory net income or 10% of surplus). Dividends which may be paid to the Parent Company during 2017 without prior approval are approximately $51,700. Ordinary dividends of $30,000, $15,000 and $18,000 were paid in 2016, 2015 and 2014, respectively.
(7) Fair Value of Financial Instruments
The Company’s financial assets and financial liabilities measured and reported at fair value have been classified, for disclosure purposes, in accordance with SSAP 100, Fair Value Measurements. SSAP 100 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.
The Company has categorized its assets and liabilities that are measured and reported at fair value into the three-level fair value hierarchy as reflected in the table below. The three-level fair value hierarchy is based on the degree of subjectivity inherent in the valuation method by which fair value was determined. The three levels are defined as follows.
Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities (both common stock and preferred stock) that are traded in an active exchange market, as well as U.S. Treasury debt.
Level 2	Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities. Level 2 assets and liabilities include debt and equity securities with quoted prices that are traded less frequently than exchange-traded instruments or values based on discounted cash flows with observable inputs. This category generally includes certain U.S. Government and agency mortgage-backed debt, non-agency structured debt, corporate fixed maturity debt and preferred stock and derivative securities.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, certain discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation and for which the significant inputs are unobservable. This category generally includes certain private debt and equity investments.
Fair value for assets and liabilities measured and reported at fair value are as follows:
December 31, 2016
Description	Level 1	Level 2	Level 3	Total
Assets measured at fair value:				
Bonds				
Industrial and Misc.	$ -	$ -	$ 1,012	$ 1,012
Total Bonds	$ -	$ -	$ 1,012	$ 1,012
Common Stock				
Industrial and Misc.	$ 1,113	$11,501	$23,330	$ 35,944
Total Common Stock	$ 1,113	$11,501	$23,330	$ 35,944
Total Derivatives	$ -	$ 8,694	$ -	$ 8,694
Separate Account Assets	$1,923,932	$ -	$ -	$1,923,932
Total assets at fair value	$1,925,045	$20,195	$24,342	$1,969,582
Liabilities at fair value:				
Separate Account Liabilities	$1,923,932	$ -	$ -	$1,923,932
Total liabilities at fair Value	$1,923,932	$ -	$ -	$1,923,932
December 31, 2015
Description	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Bonds
Industrial and Misc.	$ -	$ 4,989	$ 2,846	$ 7,835
Total Bonds	$ -	$ 4,989	$ 2,846	$ 7,835
Common Stock
Industrial and Misc.	$ 2,389	$11,515	$13,570	$ 27,474
Total Common Stock	$ 2,389	$11,515	$13,570	$ 27,474
Total Derivatives	$ -	$ 2,501	$ -	$ 2,501
Separate Account Assets	$1,800,722	$ -	$ -	$1,800,722
Total assets at fair value	$1,803,111	$19,005	$16,416	$1,838,532
Liabilities at fair value:
Separate Account Liabilities	$1,800,722	$ -	$ -	$1,800,722
Total liabilities at fair Value	$1,800,722	$ -	$ -	$1,800,722
At the end of each reporting period, the Company evaluates whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred into or out of Level 3. Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial asset or financial liability, including estimates of timing, amount of expected future cash flows and the credit standing of the issuer. In some cases, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial asset or financial liability. The disclosed fair values do not reflect any premium or discount that could result from offering for sale at one time an entire holding of a particular financial asset or financial liability. In periods of market disruption, the ability to observe prices and inputs may be
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

reduced for many instruments. This condition could cause an instrument to be reclassified from Level 1 to Level 2 or from Level 2 to Level 3. Potential taxes and other expenses that would be incurred in an actual sale or settlement are not reflected in amounts disclosed.
The Company did not have any transfers between Levels 1 and 2 during the year ended December 31, 2016.
Rollforward of level 3 items are as follows:
Description	Balance at 1/1/2016	Transfers into Level 3	Transfers out of Level 3	Total gains and losses included in Net Income	Total gains and losses included in Surplus	Purchases	Settlements/ Sales/ Distributions	Balance at 12/31/2016
Financial Instruments
Corporate Bonds	$ 2,846	$ -	$-	$(1,833)	$ -	$-	$-	$ 1,013
Common Stock	$13,570	$4,620	$-	$ -	$5,139	$-	$-	$23,329
Total Assets	$16,416	$4,620	$-	$(1,833)	$5,139	$-	$-	$24,342
The fair value for all financial instruments are as follows:
December 31, 2016
Description	Fair Value	Admitted Value	Level 1	Level 2	Level 3
Financial instruments - Assets
Bonds	$6,591,600	$6,324,878	$ 4,182	$6,403,581	$183,837
Preferred Stocks	65,860	66,125	20,556	45,304	-
Common Stocks	35,944	35,944	1,113	11,501	23,330
Derivatives	8,694	8,694	-	8,694	-
Short Term Investments	7,334	7,339	6,583	751	-
Mortgage Loans and Policy
Loans	169,266	162,423	-	-	169,266
Other Invested Assets	190,358	183,647	19,368	32,044	138,946
Separate Account Assets	1,923,932	1,923,932	1,923,932	-	-
Total Assets	$8,992,988	$ 8,712,982	$1,975,734	$6,501,875	$515,379
Financial instruments - Liabilities
Separate Accounts Liabilities	$1,923,932	$1,923,932	$1,923,932	-	-
Total Liabilities	$1,923,932	$1,923,932	$1,923,932	$ -	$ -
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2015
Description	Fair Value	Admitted Value	Level 1	Level 2	Level 3
Financial instruments - Assets					
Bonds	$6,206,426	$5,937,315	$ 7,325	$6,039,411	$159,690
Preferred Stocks	25,241	24,091	9,185	16,056	-
Common Stocks	27,474	27,474	2,389	11,515	13,570
Derivatives	2,501	2,501	-	2,501	-
Short Term Investments	144,402	144,402	140,014	4,388	-
Mortgage Loans and Policy					
Loans	166,856	159,691	-	-	166,856
Other Invested Assets	135,272	128,086	19,286	33,205	82,781
Separate Account Assets	1,800,722	1,800,722	1,800,722	-	-
Total Assets	$8,508,894	$8,224,282	$1,978,921	$6,107,076	$422,897
Financial instruments - Liabilities					
Separate Accounts Liabilities	$1,800,722	$1,800,722	$1,800,722	$ -	$ -
Total Liabilities	$1,800,722	$1,800,722	$1,800,722	$ -	$ -
For debt securities, each month the Company obtains prices from its investment managers and custodian bank, each of which use a variety of independent, nationally recognized pricing sources to determine market valuations. Typical inputs used by these pricing sources include, but are not limited to, reported trades, benchmark yield curves, benchmarking of like securities, rating designation, sector groupings, issuer spreads, bids, offers, and/or estimated cash flows and prepayment speeds.
When the pricing sources cannot provide fair value determinations, the Company obtains non-binding price quotes from broker-dealers. The broker-dealer’s valuation methodology is sometimes matrix-based, using indicative evaluation measures and adjustments for specific security characteristics and market sentiment. The market inputs utilized in the evaluation measures and adjustments include: benchmark yield curves, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and economic events. The extent of the use of each market input depends on the market sector and the market conditions. Depending on the security, the priority of the use of inputs may change or some market inputs may not be relevant. For some securities, additional inputs may be necessary.
The Company analyzes price and market valuations received to verify reasonableness, to understand the key assumptions used and their sources, to conclude the prices obtained are appropriate, and to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Based on this evaluation and investment class analysis, each price is classified into Level 1, 2, or 3. The Company has in place certain control processes to determine the reasonableness of the financial asset fair values. These processes are designed to ensure the values received are reasonable and accurately recorded and that the data inputs and valuation techniques utilized are appropriate, consistently applied, and that the assumptions are reasonable and consistent with the objective of determining fair value. For example, on a continuing basis, the Company assesses the reasonableness of individual security values received from pricing sources that vary from certain thresholds. Historically, the control processes have not resulted in adjustments to the valuations provided by pricing sources. The Company’s debt securities portfolio is primarily publicly traded, which allows for a high percentage of the portfolio to be priced through pricing services. The remainder of the portfolio was priced by broker-dealers or pricing models. When non-binding broker-dealer quotes could be corroborated by comparison to other vendor quotes, pricing models or analysis, the securities were generally classified as Level 2, otherwise they were classified as Level 3. There were no significant changes to the valuation process during 2016.
Fair values of common stocks have been determined by the Company from quotations of the underlying securities. Securities where a public quotation is not available are valued by using non-binding broker quotes or through the use of pricing models or analysis that is based on market information regarding interest rates, credit spreads and liquidity. The underlying source data for calculating the matrix of credit spreads relative to the U.S. Treasury curve are nationally
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

recognized indices. These inputs are based on assumptions deemed appropriate given the circumstances and are believed to be consistent with what other market participants would use when pricing such securities. The fair value of the FHLB membership and activity stocks is based on redemption value which is equal to par value. There were no significant changes to the valuation process in 2016.
The fair values of derivative instruments, primarily call options, are based on the amount of cash expected to be received to settle each derivative instrument on the reporting date. These amounts are obtained from each of the counterparties using industry accepted valuation models and are adjusted for the nonperformance risk of each counterparty including an assessment of any collateral held.
Fair values of the Separate Account assets are based on the calculated net asset value (NAV) of the underlying sub-accounts. Investment performance related to these assets is fully offset by corresponding amounts credited to contract holders with the liability reflected within Separate Account liabilities. Separate Account liabilities are equal to the estimated fair value of Separate Account assets.
For short-term fixed income securities, because of the nature of these assets, carrying amounts generally approximate fair values, which have been determined from public quotations, when available.
The fair value of contract loans is based on estimates using discounted cash flow analysis and current interest rates being offered for new loans.
Within “Other invested assets”, the fair value in limited liability companies is based on the underlying audited GAAP equity of the Company’s proportionate interest in the partnership.
The fair value of mortgage loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities.
Policyholder funds on deposit include liabilities related to supplementary contracts without life contingencies and dividend accumulations, which represent deposits that do not have defined maturities and advances under FHLB funding agreements. Policy holder funds on deposit are carried at cost, which management believes is a reasonable estimate of fair value due to the relatively short duration of these deposits, based on the Company’s past experience.
There were no significant changes to the valuation process during 2016.
(8) Differences Between U.S. Generally Accepted Accounting Principles and Statutory Accounting Practices
Statutory accounting practices differs from U.S. generally accepted accounting principles (GAAP). The most significant differences between statutory accounting practices and GAAP are highlighted by the following descriptions of the GAAP treatment:
(a)	For traditional life products, aggregate reserves for future life benefits are computed on the net level premium method using estimates of future investment yield, mortality, and withdrawal. For IUL products, the aggregate reserve is the account value plus the value of the embedded derivative, which is bifurcated from the underlying host contract and reported separately.
(b)	Aggregate reserves for annuity contracts are carried at accumulated policyholder values without reduction for potential surrender or withdrawal charges. For FIA products, the aggregate reserve is the host contract plus the embedded derivative, which is bifurcated from the underlying host contract and reported separately.
(c)	Annuity considerations and other fund deposits are reflected as deposits rather than revenue.
(d)	Acquisition costs are deferred and amortized in proportion to anticipated premiums over the terms of the insurance policies (10, 15, 20 and 30 years) for individual life contracts and amortized in proportion to estimated gross profits for interest-sensitive life and investment (annuity) contracts.
(e)	Non-admitted assets are restored to the balance sheet less applicable allowance accounts.
(f)	Asset valuation and interest maintenance reserves are not provided.
(g)	The assets and liabilities are revalued as of the date of acquisition of HMEC and its subsidiaries in August, 1989.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

(h)	Realized investment gains (losses) resulting from changes in interest rates are recognized in operations when the related security is sold.
(i)	Reinsurance ceded credits are recognized as assets in GAAP basis financial statements.
(j)	Fixed maturity investments (bonds) are categorized as available for sale. Such investments are carried at fair value with changes in fair value charged or credited to shareholder’s equity, net of deferred income taxes and the amortization of capitalized acquisition costs.
(k)	The statement of cash flows is presented in a format as prescribed by ASC 230.
(l)	A statement of comprehensive income (loss) is required.
(m)	Changes in the balances of DTAs and DTLs result in increases or decreases of operations under GAAP.
(n)	Deferred premium assets are not provided.
(o)	DTAs are not subject to admissibility limitations under GAAP.
(p)	Policy and contract fees are reported as unearned revenue and are recognized in income over the period in which the services are provided.
The aggregate effect of the foregoing differences has not been determined separately for the Company, but is presumed to be material.
(9) Reinsurance
The Company cedes reinsurance primarily to limit losses from large exposures and to permit recovery of a portion of direct losses; however, such a transfer does not relieve the Company of its primary obligation to the policyholders.
Information with respect to reinsurance ceded and assumed by the Company is set forth below.
	2016	2015	2014
Direct life insurance premiums	$111,499	$105,917	$105,115
Life insurance premiums ceded:			
To ELICA	1,252	1,211	1,282
Other	5,621	5,418	4,915
Net life insurance premiums as reported	104,626	99,288	98,918
Life insurance reserves ceded:			
To ELICA	16,285	15,901	15,694
To other companies	6,430	7,237	7,222
Total life ceded	22,715	23,138	22,916
Direct accident and health premiums			
Direct accident and health premium	3,117	3,350	3,635
Ceded accident and health premium	1,026	1,110	1,204
Net accident and health premium	2,091	2,240	2,431
The maximum amount of direct individual ordinary insurance retained on any standard life is $300 and a maximum of $100 or $125 is retained on each group life policy depending on the type of coverage. Amounts in excess of the retained portion are ceded on a yearly renewable term basis of reinsurance. The Company also maintains a life catastrophe reinsurance program. Effective January 1, 2016, the Company reinsured 100% of the catastrophe risk in excess of $1,000 up to $35,000 per occurrence, with one reinstatement. The Company’s catastrophe risk reinsurance program covers acts of terrorism and includes nuclear, biological and chemical explosions but excludes other acts of war. The Company has a quota share reinsurance agreement with Hartford Life and Accident Insurance Company and cedes 50% of the Company’s group disability income policies.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

The Company has taken $1,980 of reinsurance credits for reinsurance contracts that the reinsurer may unilaterally cancel. No aggregate reduction in surplus would be anticipated upon the cancellation of the contracts. The Company has no reinsurance agreements in effect such that the amount of losses paid through the statement date would result in a payment to the reinsurer that in the aggregate exceeds the total direct premium collected under the reinsured policies. No new reinsurance agreements have been executed or amended to include policies or contracts which were in-force or which had existing reserves established by the Company as of the effective date of the agreement. The Company has no uncollectible reinsurance and there were no commutations of ceded reinsurance during the year.
(10) Pension Plans and Other Postretirement Benefits
The Company is a member of the Horace Mann group of insurance companies. All the Company’s personnel are employees of HMSC. Salaries, pension and related benefits are allocated to the Company for these services.
Pension Plans
Employees participate, to the extent they meet the minimum eligibility requirements, in various benefit plans sponsored by HMSC. HMSC sponsors two qualified and two non-qualified retirement plans. Expense allocated to the Company in 2016, 2015 and 2014 for the qualified plans was $2,402, $2,559 and $3,556, respectively. Expense allocated to the Company in 2016, 2015 and 2014 for the non-qualified plans was $315, $342 and $309, respectively.
Substantially all employees participate in a 401(k) plan. The Parent matches each dollar of employee contributions in the 401(k) plan up to a 5% maximum – in addition to providing an automatic 3% “safe harbor” contribution. The Company contribution vests after 5 years of service.
Employees, who were hired prior to 1998, have a vested accrued benefit in a frozen qualified defined benefit plan. Participants’ ceased accruing benefits for earnings and years of service in the frozen qualified defined benefit plan in 2002. The Parent’s policy for the frozen defined benefit plan is to contribute to the plan amounts which are actuarially determined to provide sufficient funding to meet future benefit payments as defined by federal laws and regulations. All assets for the qualified plans are held in their respective plan trusts.
Certain employees participate in a non-qualified defined contribution plan while certain retirees are receiving benefits under the frozen non-qualified defined benefit plan. The non-qualified plans were established for specific employees whose otherwise eligible earnings exceeded the statutory limits under the qualified plans. Benefit accruals under the non-qualified defined benefit plan were frozen in 2002 and all participants are currently in payment status. Both the non-qualified frozen defined benefit plan and the non-qualified contribution plan are unfunded plans with contributions made at the time payments are made to participants.
The Company has no legal obligation for benefits under these plans.
(11) Variable Annuities Assets and Liabilities Held in Separate Accounts
The Company utilizes separate accounts to record and account for assets and liabilities related to variable annuities invested in various mutual funds. In accordance with the state of Illinois procedures, the variable annuities in the separate account are permitted by code section 215 ILCS 5/245.21. As of December 31, 2016 and 2015, all the separate account assets are legally insulated from the Company’s general account claims.
The separate accounts held by the Company relate to individual and group variable annuities of a nonguaranteed return nature and no risk charges have been paid by the separate accounts for guarantees. The net investment experience of the separate accounts is credited directly to the policyholder and can be positive or negative. The assets and liabilities of the separate accounts are carried at fair value. Certain policies provide a guaranteed minimum death benefit, the reserve for which is held in the aggregate reserves of the Company’s general account.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Information regarding the separate accounts of the Company is as follows:
	2016	2015
Legally insulated assets by product:		
Individual Annuity	$1,697,760	$1,610,336
Supplemental Contracts	2,998	3,055
Group Annuities	223,174	187,331
Total	$1,923,932	$1,800,722
Reconciliation of transfers to (from) separate account is as follows:
Net transfers are included in provisions for claims and benefits in the statutory statement of operations.
	2016	2015	2014
Transfers to separate accounts	$ 164,042	$ 175,367	$ 141,170
Transfers from separate accounts	(183,442)	(160,998)	(155,411)
Net transfers to (from) separate accounts	$ (19,400)	$ 14,369	$ (14,241)
(12) Retained Assets
Retained Assets are structured as drafts and are included in “Policyholder funds on deposit” in the Statement of Liabilities and Capital and Surplus. Interest rates paid during 2016 varied from 1.0% to 4.0% per annum. Interest is credited monthly. Fees are not charged on retained asset accounts. The default for settling life claims is full cash settlement. Assets are retained only if the beneficiary selects that option.
Number and balance of retained asset accounts in force at December 31 were as follows:
	2016		2015
	Number	Balance	Number	Balance
Up to and including 12 months	52	$ 4,472	39	$ 2,557
13 to 24 months	31	1,170	16	1,107
25 to 36 months	16	794	21	777
37 to 48 months	17	659	20	921
49 to 60 months	17	744	20	691
Greater than 60 months	234	7,496	233	7,367
TOTAL	367	$15,335	349	$13,420
The following table provides a reconciliation of beginning and ending retained assets for the year ended December 31, 2016:
	Individual Number	Individual Balance/ Amount	Group Number	Group Balance/ Amount
Number/balance of retained assets at the beginning of the year	347	$13,359	2	$61
Number/amount of retained assets account issued/added during the year	68	6,844	-	-
Investment earnings credited to retained asset accounts during the year	-	216	-	1
Fees and other charges assessed to retained asset accounts during the year	-	-	-	-
Number/amount of retained assets accounts transferred to state unclaimed property fund during the year	9	4	-	-
Number/amount of retained asset accounts closed/withdrawn during the year	41	5,140	-	2
Number/balance of retained asset accounts at the end of the year	365	$15,275	2	$60
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

(13) Contingencies, Assessments and Legal Proceedings
Contingencies
From time to time, the Company has outstanding commitments to purchase investments and/or commitments to lend funds under bridge loans. Unfunded commitments to purchase investments were $112,961 for the year ended December 31, 2016.
Guarantee Assessments
The Company may be subject to guaranty fund and other assessments by the states in which it writes business. The Company’s policy is to accrue guaranty fund assessments when the entity for which the insolvency relates has met the applicable state of domicile’s statutory definition of insolvent and the amount of loss is reasonably estimable. In most states the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation.
As of December 31, 2016, the Company had not accrued for any assessments. Premium tax offsets related to guaranty fund assessments totaled $426 as of December 31, 2016. This amount is included in guaranty funds receivable and is expected to be realized over a period not more than 10 years following payment. The following table reflects the current year change in premium tax offsets benefit on a direct basis.
Rollforward of Related Assets
2016
Assets recognized from paid and accrued premium tax offsets and policy surcharges prior year-end	$526
Decreases current year:
Premium tax offsets	102
Amounts no longer available for offset	3
Increases current year
Premium tax offsets paid and accrued	5
Other increases	-
Assets recognized from paid and accrued premium tax offsets and policy surcharges current year-end.	$426
Legal Proceedings
There are various lawsuits and legal proceedings against the Company. Management and legal counsel are of the opinion that the ultimate disposition of such litigation will have no material adverse effect on the Company’s financial position.
The Company paid claims-related extra contractual obligations and bad faith losses of $74, $106 and $130 during 2016, 2015 and 2014, respectively. The number of claims paid to settle claims-related extra contractual obligations or bad faith losses resulting from lawsuits was between 26-50 in each of 2016 and 2015 and between 51-100 in 2014.
(14) Risk-Based Capital
The insurance departments of various states, including the Company’s domiciliary state of Illinois impose risk-based capital (RBC) requirements on insurance enterprises. The RBC calculation serves as a benchmark for the regulation of insurance companies by state insurance regulators. The requirements apply various weighted factors to financial balances or activity levels based on their perceived degree of risk.
The RBC guidelines define specific capital levels where regulatory intervention is required based on the ratio of a company's actual total adjusted capital (sum of capital and surplus and AVR) to control levels determined by the RBC formula. At December 31, 2016, the Company's actual total adjusted capital was $490,856 and the authorized control level risk-based capital was $53,486.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

(15) Risk Disclosures
The Company’s business involves various risks and uncertainties which are based on general business and insurance industry environments. The following are some of the risk factors that could affect the Company:
Investment Risks
The Company’s fixed income portfolio is subject to a number of risks including:
•	interest rate risk, which is the risk that interest rates will decline and funds reinvested will earn less than expected;
•	market value risk, which is the risk that invested assets will decrease in value due to a change in the yields realized on assets and prevailing market yields for similar assets, an unfavorable change in the liquidity of the investment or an unfavorable change in the financial prospects or a downgrade in the credit rating of the issuer of the investment;
•	market value risk, which is the risk that mark-to-market adjustments on certain limited partnership equity method investments may reduce and/or cause volatility in our reported results of operations;
•	credit risk, which is the risk that the value of certain investments becomes impaired due to deterioration in the financial condition of one or more issuers of those instruments or the deterioration in performance or credit quality of the underlying collateral of certain structured securities and, ultimately, the risk of permanent loss in the event of default by an issuer or underlying credit;
•	market fundamentals risk, which is the risk that there are changes in the market that can have an unfavorable impact on securities valuation such as availability of credit in the capital markets, re-pricing of credit risk, reduced market liquidity, and increased market volatility;
•	concentration risk, which is the risk that the portfolio may be too heavily concentrated in the securities of one or more issuers, sectors or industries, which could result in a significant decrease in the value of the portfolio in the event of deterioration in the financial condition of those issuers or the market value of their securities;
•	liquidity risk, which is the risk that liabilities are surrendered or mature sooner than anticipated requiring the Company to sell assets at an undesirable time to provide for policyholder surrenders, withdrawals or claims;
•	regulatory risk, which is the risk that regulatory bodies or governments, in the U.S. or in other countries, may make substantial investments or take significant ownership positions in, or ultimately nationalize, financial institutions or other issuers of securities held in the Company’s investment portfolio, which could adversely impact the seniority or contractual terms of the securities. Regulatory risk could also come from changes in tax laws or bankruptcy laws that would adversely impact the valuation of certain invested assets; and
•	Access risk, which is the risk of our inability to access Federal Home Loan Bank (“FHLB”) funding which could adversely affect our results of operations.
Interest Rate Risk
Significant changes in interest rates expose the Company to the risk of not earning income or experiencing losses based on the differences between the interest rates earned on investments and the credited interest rates paid on outstanding fixed annuity contracts and life insurance products with account values. Significant changes in interest rates may affect:
•	the unrealized gains and losses in the investment portfolio
•	the book yield of the investment portfolio; and
•	the ability of the Company to maintain appropriate interest rate spreads over the fixed rates guaranteed in life and annuity products.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Credit Risk
Third party debtors may not pay or perform their obligations. These parties may include the issuers of securities, customers, reinsurers, and other financial intermediaries
Ratings Risk
Claims-paying ratings and financial strength ratings have become an increasingly important factor in establishing the competitive position of insurance companies. Each rating agency reviews its ratings periodically and from time to time may modify its rating criteria including, among other factors, its expectations regarding capital adequacy, profitability and revenue growth. A downgrade in the ratings or adverse change in the ratings outlook of the Company could result in a substantial loss of business.
Legal/Regulatory Risk
The Company is subject to extensive regulation and supervision designed to protect the interests of policyholders. The ability to comply with laws and regulations, at a reasonable cost, and to obtain necessary regulatory action in a timely manner, is and will continue to be critical. Legal/regulatory risk also includes risks related to market conduct and appropriate product sales to policyholders.

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

HORACE MANN LIFE INSURANCE COMPANY
SUMMARY OF INVESTMENTS – OTHER THAN INVESTMENTS IN RELATED PARTIES – SCHEDULE I
December 31, 2016
(In thousands)
Type of investments	Cost (1)	Statutory Fair Value	Amount shown in Balance Sheet
Debt securities:
Bonds:
U.S. Government and government agencies and authorities	$ 859,175	$ 896,819	$ 859,175
State, municipalities and political subdivisions	1,188,675	1,294,768	1,188,675
Foreign government bonds	92,688	97,363	92,688
Other corporate bonds	4,184,340	4,302,650	4,184,340
Total debt securities	$6,324,878	$6,591,600	$6,324,878
Equity securities:
Preferred stocks:
Industrial and miscellaneous	$ 66,125	$ 65,860	$ 66,125
Common stocks	35,944	35,944	35,944
Total equity securities	$ 102,069	$ 101,804	102,069
Mortgage loans on real estate	10,515	XXX	10,515
Real estate	—	XXX
Contract loans	151,908	XXX	151,908
Cash and short-term investments	19,798	XXX	19,798
Receivable for securities	—	XXX
Derivatives	8,694	XXX	8,694
Other investments	183,647		183,647
Total investments	$6,801,509		$6,801,509
(1)	Debt securities are carried at amortized cost or investment values prescribed by the National Association of Insurance Commissioners. Real estate acquired in satisfaction of indebtedness is $0.
See accompanying independent auditors’ report.

HORACE MANN LIFE INSURANCE COMPANY
SUPPLEMENTARY INSURANCE INFORMATION – SCHEDULE III
For the years ended December 31, 2016, 2015 and 2014
(In thousands)
	As of December 31,				For the years ended December 31,
Segment	Deferred policy acquisition cost (1)	Future policy benefits losses, claims and loss expenses (3)	Unearned premiums (3)	Other policy claims and benefits Payable (3)	Premium revenue and annuity, pension and other contract considerations	Net investment income	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs (1)	Other operating expenses	Premiums written (2)
2016:
Life	$-	$1,305,484	$ -	$ 2,461	$104,626	$ 73,244	$117,963	$-	$ 45,445	$-
Annuity	-	4,251,840	-	3,814	519,121	237,727	659,469	-	68,106	-
Supplementary Contracts	-	114,811	-	642,067	9,258	10,576	20,079	-	953	-
Accident and Health	-	2,326	59	52	2,091	299	419	-	1,501	-
Total	$-	$5,674,461	$59	$648,394	$635,096	$321,846	$797,930	$-	$116,005	$-
2015:
Life	$-	$1,265,124	$ -	2,546	$ 99,288	$ 69,852	$113,600	$-	$ 41,176	$-
Annuity	-	3,946,912	-	3,909	547,279	212,970	679,908	-	61,545	-
Supplementary Contracts	-	112,921	-	645,840	8,418	10,723	18,330	-	982	-
Accident and Health	-	2,746	61	49	2,240	325	698	-	1,470	-
Total	$-	$5,327,703	$61	$652,344	$657,225	$293,870	$812,536	-	$105,173	$-
2014:
Life	$-	$1,227,393	$ -	$ 2,688	$ 98,918	$ 70,305	$111,691	$-	$ 43,080	$-
Annuity	-	3,625,879	-	4,245	478,941	205,164	603,473	-	61,090	-
Supplementary Contracts	-	111,260	-	578,559	6,912	11,675	15,841	-	1,439	-
Accident and Health	-	2,967	68	45	2,431	354	482	-	1,555	-
Total	$-	$4,967,499	$68	$585,337	$587,202	$287,498	$731,497	$-	107,164	$-
(1)	Does not apply to financial statements of life insurance companies which are prepared on a statutory basis.
(2)	Does not apply to life insurance.
(3)	Advance premiums and other deposit funds are included in other policy claims and benefits payable.
See accompanying independent auditors’ report.

HORACE MANN LIFE INSURANCE COMPANY
REINSURANCE – SCHEDULE IV
For the years ended December 31, 2016, 2015 and 2014
(In thousands)
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2016: Life insurance in force	$17,025,125	$4,257,670	$-	$12,767,455	0.0%
Premiums and annuity, pension and other contract considerations:
Life insurance	$ 111,499	$ 6,873	$-	$ 104,626	0.0%
Annuity	519,121	-	-	519,121	0.0%
Supplementary contracts	9,258	-	-	9,258	0.0%
Accident and health	3,117	1,026	-	2,091	0.0%
Total premiums	$ 642,995	$ 7,899	$-	$ 635,096	0.0%
2015: Life insurance in force	$16,504,539	$3,811,645	$-	$12,692,894	0.0%
Premiums and annuity, pension and other contract considerations:
Life insurance	$ 105,917	$ 6,629	$-	$ 99,288	0.0%
Annuity	547,279	-	-	547,279	0.0%
Supplementary contracts	8,418	-	-	8,418	0.0%
Accident and health	3,350	1,110	-	2,240	0.0%
Total premiums	$ 664,964	$ 7,739	$-	$ 657,225	0.0%
2014: Life insurance in force	$15,800,702	$3,539,588	$-	$12,261,114	0.0%
Premiums and annuity, pension and other contract considerations:
Life insurance	$ 105,113	$ 6,195	$-	$ 98,918	0.0%
Annuity	478,941	-	-	478,941	0.0%
Supplementary contracts	6,912	-	-	6,912	0.0%
Accident and health	3,635	1,204	-	2,431	0.0%
Total premiums	$ 594,601	$ 7,399	$-	$ 587,202	0.0%
See accompanying independent auditors’ report.

PART C
OTHER INFORMATION
HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
Item 24. Financial Statements and Exhibits
(a) Financial Statements
The following financial statements are included in Part B hereof
Horace Mann Life Insurance Company Separate Account
-Report of Independent Registered Public Accounting Firm, dated April 14, 2017
-Statements of Net Assets—December 31, 2016
-Statements of Operations—For the Year Ended December 31, 2016
-Statements of Changes in Net Assets For the Year Ended December 31, 2016
-Statements of Changes in Net Assets For the Year Ended December 31, 2015
-Notes to Financial Statements—December 31, 2016
Horace Mann Life Insurance Company
-Report of Independent Registered Public Accounting Firm, dated April 17, 2017
-Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus -As of December 31, 2016 and 2015
-Statutory Statements of Operations—For the Years Ended December 31, 2016, 2015 and 2014
-Statutory Statements of Capital and Surplus—For the Years Ended December 31, 2016, 2015 and 2014
-Statutory Statements of Cash Flow—For the Years Ended December 31, 2016, 2015 and 2014
-Notes to Statutory Financial Statements—December 31, 2016, 2015 and 2014
-Supplemental Schedules to Statutory Financial Statements—December 31, 2016 and 2015
(b) Exhibits

(1) Resolution of Board of Directors
(2). Not Applicable
(3) Underwriting Agreement
(3)(a) Schedule of Remuneration
(4) Form of Variable Annuity Contract
(5) Form of application
(6) Certificate of incorporation and bylaws
(7) Not Applicable
(8) Not Applicable
(9) Opinion and Consent of Counsel Filed Herewith
(10) Independent Auditors Consent Filed Herewith
(11) Financial Statement Schedules for Horace Mann Life Insurance Company and the Independent Auditors’ Report thereon Filed Herewith
(12) Not Applicable

(1) Incorporated by reference to Horace Mann Life Insurance Separate Account Post-Effective Amendment No. 63 to Form N-4 Registration Statement, dated April 30, 1998 (File No. 811-1343).
(2) Incorporated by reference to Horace Mann Life Insurance Separate Account Pre-Effective Amendment No. 1 to Form N-4 Registration Statement, dated February 14, 2006 (File No. 811-1343).
(3) Incorporated by reference to the Horace Mann Life Insurance Separate Account Post-Effective Amendment No. 95 to Form N-4 Registration Statement, dated April 28, 2014 (File No. 811-1343)
Item 25. Directors and Officers of the Depositor
The directors and officers of Horace Mann Life Insurance Company, who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant, are listed below. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.
Name	Position and Office with Depositor
Marita Zuraitis	Director, President & Chief Executive Officer
Donald M. Carley	Director, General Counsel, Corporate Secretary & Chief Compliance Officer
Bret A. Conklin	Director, Executive Vice President, & Chief Financial Officer
Angela S. Christian	Vice President & Treasurer
Matthew P. Sharpe	Director & Executive Vice President

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Horace Mann Educators Corporation is a publicly held company.

The Registrant is a separate account of Horace Mann Life Insurance Company. Horace Mann Life Insurance Company (an Illinois Corporation) is a wholly owned subsidiary of Educators Life Insurance Company of America (an Illinois Corporation). Educators Life Insurance Company of America and Horace Mann Investors, Inc. (a Maryland Corporation), principal underwriter of the Registrant, are wholly-owned subsidiaries of Horace Mann Educators Corporation (a Delaware Corporation), a publicly held corporation.
Item 27. Number of Contract Owners
As of March 31, 2017, the number of Contract Owners of Horace Mann Life Insurance Company Separate Account was 125,869, of which 123,288 were qualified Contract Owners and 2,581 were non-qualified Contract Owners.
Item 28. Indemnification
According to Section 21 of the Distribution Agreement, Horace Mann Life Insurance Company agrees to indemnify Horace Mann Investors, Inc. for any liability Horace Mann Investors, Inc. may incur to a Contract Owner or party-in-interest under a Contract (i) arising out of any act or omission in the course of, or in connection with, rendering services under this Agreement, or (ii) arising out of the purchase, retention or surrender of a Contract; provided however the Horace Mann Life Insurance Company will not indemnify Horace Mann Investors, Inc. for any such liability that results from the willful misfeasance, bad faith or gross negligence of Horace Mann Investors, Inc., or from the reckless disregard, by Horace Mann Investors, Inc., of its duties and obligations arising under the Distribution Agreement.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Act, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriters
(a) Horace Mann Investors, Inc., the underwriter of Horace Mann Life Insurance Company Separate Account, acts as principal underwriter for Horace Mann Life Insurance Company Separate Account B , Horace Mann Life Insurance Company Allegiance Separate Account A, Horace Mann Life Insurance Company Qualified Group Annuity Separate Account and Horace Mann Life Insurance Group Annuity Separate Account.

(b) The following are the directors and officers of Horace Mann Investors, Inc. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.
Name	Position with Underwriter
Norman R. Sherman	Director, President, Chief Executive Officer & Chief Compliance Officer
Kimberly A. Johnson	Chief Financial Operations Officer
Donald M. Carley	Director
Diane M. Barnett	Tax Compliance Officer
Angela S. Christian	Treasurer
Matthew P. Sharpe	Director & Chairman
Elizabeth E. Arthur	Secretary
(c) The following is a listing of the commissions and other compensation received by the principal underwriter from the Registrant, Horace Mann Life Insurance Company Separate Account B, Horace Mann Life Insurance Company Allegiance Separate Account A, Horace Mann Life Insurance Group Annuity Separate Account and the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account during the fiscal year ended December 31, 2016:
Name of Principal Underwriter	New Underwriting Discounts and Commission	Compensation on Redemptions	Brokerage Commission	Compensation
Horace Mann Investors, Inc.	$5,776,180	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Horace Mann Investors, Inc., underwriter of the Registrant, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records associated with its duties as underwriter required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

Horace Mann Life Insurance Company, the depositor, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder that are not maintained by Horace Mann Investors, Inc.
Item 31. Management Services
Not applicable.
Item 32. Undertakings
(a) Horace Mann Life Insurance Company and the Registrant are relying on a no-action letter from the Securities and Exchange Commission that was issued to the American Council of Life Insurance and made publicly available on November 28, 1988. That letter outlines conditions that must be met if a company offering registered annuity contracts imposes the limitations on surrenders and withdrawals on section 403(b) contracts as required by the Internal Revenue Code. Horace Mann Life Insurance Company and the Registrant are in compliance with the conditions of that no-action letter.
(b) Horace Mann Life Insurance Company represents that the fees and charges deducted under the variable annuity contract described in the prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.
(c) The Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments may be accepted under the variable annuity contracts described in the prospectus.
(d) The Registrant undertakes to include either: (i) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information; or (ii) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Amendment to the Registration Statement meets the requirements of Securities Act Rule 485(b) for effectiveness and has duly caused this Registration Statement to be signed on its behalf, in the City of Springfield, and State of Illinois, on this 28th day of April, 2017.
BY: HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

(Registrant)
By:	Horace Mann Life Insurance Company
(Depositor)
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
Attest:	/s/ DONALD M. CARLEY	By:	/s/ MARITA ZURAITIS
Donald M. Carley		Marita Zuraitis,
Corporate Secretary		President and Chief Executive
of the Depositor		Officer of the Depositor

SIGNATURE	TITLE	DATE
/s/ MARITA ZURAITIS	Director, President and Chief Executive Officer	April 28, 2017
Marita Zuraitis
/s/ BRET A. CONKLIN	Director, Executive Vice President and Chief Financial Officer	April 28, 2017
Bret A. Conklin
s/ DONALD M. CARLEY	General Counsel, Corporate Secretary and Chief Compliance Officer	April 28, 2017
Donald M. Carley

SIGNATURE	TITLE	DATE
/S/ MATTHEW P. SHARPE	Director and Executive Vice President	April 28, 2017
Matthew P. Sharpe

Exhibit Index
(9)	Opinion and Consent of Counsel
(10)	Independent Registered Public Accounting Firm Consent
(11)	Financial Statement Schedules for Horace Mann Life Insurance Company and the Independent Auditors’ Report thereon